UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21906
                                      ------------------------------------------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Nicholas Dalmaso

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         -------------

Date of reporting period: February 29, 2008
                          ----------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

LVL|Claymore/BBD High Income Index ETF
Portfolio of Investments
February 29, 2008 (unaudited)

     Number of Shares       Description                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------

                            Long-Term Investments - 100.1%
                            Common Stocks  - 80.3%
                            Consumer Discretionary - 2.0%
                   2,763    Regal Entertainment Group - Class A                                                        54,514
                   3,242    World Wrestling Entertainment, Inc. - Class A                                              57,383
                                                                                                      ------------------------
                                                                                                                      111,897
                                                                                                      ------------------------
                            Consumer Staples - 2.4%
                   5,986    Mannatech, Inc.                                                                            46,571
                     669    Reynolds American, Inc.                                                                    42,629
                   2,603    Vector Group Ltd.                                                                          47,843
                                                                                                      ------------------------
                                                                                                                      137,043
                                                                                                      ------------------------

                            Energy - 1.0%
                   5,174    Double Hull Tankers, Inc. (Marshall Islands)                                               58,208
                                                                                                      ------------------------

                            Financials - 60.4%
                   4,070    Advance America Cash Advance Centers, Inc.                                                 30,240
                   1,520    American Campus Communities, Inc., REIT                                                    39,672
                   2,498    Annaly Capital Management, Inc., REIT                                                      51,684
                   9,001    Anthracite Capital, Inc., REIT                                                             57,516
                   1,365    Apartment Investment & Management Co. - Class A, REIT                                      47,024
                   4,276    Arbor Realty Trust, Inc., REIT                                                             68,758
                   8,348    Ashford Hospitality Trust, Inc., REIT                                                      55,514
                   1,123    Bank of America Corp.                                                                      44,628
                   1,434    BB&T Corp.                                                                                 44,640
                   3,265    Brandywine Realty Trust, REIT                                                              54,656
                     955    Camden Property Trust, REIT                                                                45,353
                   1,782    Capital Trust, Inc. - Class A, REIT                                                        49,183
                   6,417    CapLease, Inc., REIT                                                                       52,940
                   5,096    Cedar Shopping Centers, Inc., REIT                                                         59,216
                   3,428    Citizens Republic Bancorp, Inc.                                                            38,154
                   7,356    Corus Bankshares, Inc.                                                                     75,987
                   4,818    Crystal River Capital, Inc., REIT                                                          51,456
                   5,130    DCT Industrial Trust, Inc., REIT                                                           45,965
                  11,981    Deerfield Capital Corp., REIT (a)                                                          77,757
                   1,266    Developers Diversified Realty Corp., REIT                                                  48,817
                   2,760    DiamondRock Hospitality Co., REIT                                                          34,472
                   1,905    Duke Realty Corp., REIT                                                                    43,663
                     992    Entertainment Properties Trust, REIT                                                       46,495
                   1,843    Equity One, Inc., REIT                                                                     39,440
                   1,166    Equity Residential, REIT                                                                   44,518
                   3,422    Extra Space Storage, Inc., REIT                                                            51,570
                   3,016    FelCor Lodging Trust, Inc., REIT                                                           38,062
                   1,500    First Industrial Realty Trust, Inc., REIT                                                  45,570
                   2,173    FirstMerit Corp.                                                                           40,787
                   3,062    FNB Corp.                                                                                  41,980
                   2,638    Fortress Investment Group LLC - Class A                                                    36,932
                   3,436    Franklin Street Properties Corp., REIT                                                     43,362
                   3,965    Fulton Financial Corp.                                                                     46,113
                   2,151    Gramercy Capital Corp., REIT                                                               43,945
                   1,308    HCP, Inc., REIT                                                                            38,167
                   1,005    Health Care REIT, Inc., REIT                                                               41,366
                   4,912    Hersha Hospitality Trust, REIT                                                             44,110
                     990    Home Properties, Inc., REIT                                                                45,560
                   1,816    Hospitality Properties Trust, REIT                                                         65,975
                   3,437    Huntington Bancshares, Inc.                                                                42,000
                   3,218    Inland Real Estate Corp., REIT                                                             44,859
                   5,109    Investors Real Estate Trust, REIT                                                          47,871
                   2,616    iStar Financial, Inc., REIT                                                                51,561
                   7,028    JER Investors Trust, Inc., REIT                                                            72,037
                   1,395    LaSalle Hotel Properties, REIT                                                             40,316
                   4,076    Lexington Realty Trust, REIT                                                               58,980
                   1,835    Liberty Property Trust, REIT                                                               54,518
                   1,497    Mack-Cali Realty Corp., REIT                                                               51,632
                   1,475    Maguire Properties, Inc., REIT                                                             33,512
                   6,083    Medical Properties Trust, Inc., REIT                                                       72,874
                   1,037    Mid-America Apartment Communities, Inc., REIT                                              50,284
                   1,948    National Retail Properties, Inc., REIT                                                     40,324
                   1,360    Nationwide Health Properties, Inc., REIT                                                   41,249
                   2,628    New York Community Bancorp, Inc.                                                           42,915
                   6,518    Newcastle Investment Corp., REIT (a)                                                       70,069
                   8,742    NorthStar Realty Finance Corp., REIT                                                       77,716
                   2,972    Old National Bancorp                                                                       46,125
                   3,020    Omega Healthcare Investors, Inc., REIT                                                     51,219
                   2,026    Provident Bankshares Corp                                                                  25,791
                   1,580    Realty Income Corp., REIT                                                                  36,356
                   1,531    Redwood Trust, Inc., REIT (a)                                                              51,166
                   7,095    Resource Capital Corp., REIT                                                               58,321
                   1,929    Senior Housing Properties Trust, REIT                                                      41,030
                   2,537    Strategic Hotels & Resorts, Inc., REIT                                                     36,127
                   2,544    Sunstone Hotel Investors, Inc., REIT                                                       39,839
                   2,318    Susquehanna Bancshares, Inc.                                                               46,105
                   2,448    TCF Financial Corp.                                                                        45,557
                   4,551    Trustco Bank Corp.                                                                         39,366
                   1,235    Wachovia Corp.                                                                             37,816
                   1,381    Washington Real Estate Investment Trust, REIT                                              44,082
                   1,416    Weingarten Realty Investors, REIT                                                          45,468
                                                                                                      ------------------------
                                                                                                                    3,408,332
                                                                                                      ------------------------
                            Health Care - 2.0%
                   4,991    Biovail Corp. (Canada)                                                                     70,722
                   1,625    Brookdale Senior Living, Inc.                                                              42,396
                                                                                                      ------------------------
                                                                                                                      113,118
                                                                                                      ------------------------

                            Industrials - 5.4%
                   2,079    Aircastle Ltd. (Bermuda)                                                                   42,827
                   1,695    Diana Shipping, Inc. (Marshall Islands)                                                    48,308
                   1,906    Eagle Bulk Shipping, Inc. (Marshall Islands)                                               50,757
                   4,606    Euroseas Ltd. (Marshall Islands)                                                           64,576
                   1,169    Macquarie Infrastructure Co. LLC                                                           39,173
                   2,116    Seaspan Corp. (Marshall Islands)                                                           60,454
                                                                                                      ------------------------
                                                                                                                      306,095
                                                                                                      ------------------------

                            Information Technology - 0.7%
                   4,154    United Online, Inc.                                                                        41,457
                                                                                                      ------------------------

                            Materials - 0.9%
                     447    Southern Copper Corp.                                                                      51,007
                                                                                                      ------------------------

                            Telecommunications - 4.1%
                   2,931    Alaska Communications Systems Group, Inc.                                                  33,208
                   4,240    Citizens Communications Co.                                                                45,538
                   4,447    Fairpoint Communications, Inc.                                                             43,758
                   3,599    Iowa Telecommunications Services, Inc.                                                     56,972
                   4,295    Windstream Corp.                                                                           50,509
                                                                                                      ------------------------
                                                                                                                      229,985
                                                                                                      ------------------------
                            Utilities - 1.4%
                   1,609    Great Plains Energy, Inc.                                                                  40,917
                     799    Integrys Energy Group, Inc.                                                                36,698
                                                                                                      ------------------------
                                                                                                                       77,615
                                                                                                      ------------------------
                            Total Common Stocks - 80.3%
                            (Cost $5,171,604)                                                                       4,534,757
                                                                                                      ------------------------

                            Closed-End Funds - 9.6%
                   4,352    BlackRock Corporate High Yield Fund VI, Inc.                                               49,178
                   9,525    BlackRock Debt Strategies Fund, Inc.                                                       51,721
                   4,000    Calamos Convertible and High Income Fund                                                   54,800
                   5,519    Evergreen Income Advantage Fund                                                            61,868
                   3,119    ING Global Equity Dividend & Premium Opportunity Fund                                      54,083
                   3,836    Neuberger Berman Realty Income Fund                                                        56,274
                   4,896    Nicholas-Applegate Convertible & Income Fund                                               61,200
                   3,382    Pioneer Floating Rate Trust                                                                48,938
                   5,229    Western Asset High Income Fund II, Inc.                                                    49,885
                   8,699    Western Asset High Income Opportunity Fund, Inc.                                           51,063
                                                                                                      ------------------------
                            Total Closed-End Funds - 9.6%
                            (Cost $598,111)                                                                           539,010
                                                                                                      ------------------------

                            Master Limited Partnerships - 10.2%
                            Energy -8.8%
                   1,506    Boardwalk Pipeline Partners LP                                                             35,722
                   1,153    Copano Energy LLC                                                                          42,027
                     929    Energy Transfer Partners LP                                                                44,518
                   1,552    Enterprise Products Partners LP                                                            48,065
                     920    Kinder Morgan Energy Partners LP                                                           52,863
                   2,310    Linn Energy LLC                                                                            52,668
                   1,097    Magellan Midstream Partners LP                                                             47,511
                     943    Plains All American Pipeline LP                                                            45,028
                   1,319    Targa Resources Partners LP                                                                31,973
                   1,341    TEPPCO Partners LP                                                                         50,636
                   1,150    Williams Partners LP                                                                       42,700
                                                                                                      ------------------------
                                                                                                                      493,711
                                                                                                      ------------------------
                            Financials - 0.6%
                     549    AllianceBernstein Holding LP                                                               34,066
                                                                                                      ------------------------

                            Materials - 0.8%
                     340    Terra Nitrogen Co. LP                                                                      47,056
                                                                                                      ------------------------

                            Total Master Limited Partnerships - 10.2%
                            (Cost $613,938)                                                                           574,833
                                                                                                      ------------------------

                            Total Long-Term Investments - 100.1%                                                    5,648,600
                            (Cost $6,383,653)                                                         ------------------------


                            Short-Term Investments - 1.9%
                            Investments of Cash Collateral for Securities Loaned - 1.9%
                            Money Market Funds  - 1.9% (b)
                 105,600    UBS Private Money Market Fund LLC, 3.55% ( c)
                            (Cost $105,600)                                                                           105,600
                                                                                                      ------------------------

                            Total Investments - 102.0%
                            (Cost $6,489,253)                                                                       5,754,200
                            Other Assets in excess of Liabilities - (2.0%)                                           (111,980)
                                                                                                      ------------------------
                            Net Assets - 100.0%                                                                   $ 5,642,220
                                                                                                      ========================


LP   -     Limited Partnership
LLC  -     Limited Liability Company
REIT -     Real Estate Investment Trust

(a)  Security, or portion thereof, was on loan at February 29, 2008.

(b) At February 29, 2008, the total market value of the Fund's securities on loan was $99,364 and the total market value of the collateral held by the Fund was $105,600.

(c)  Interest rate shown reflects yield as of February 29, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

------------------------------------------------------------------------------
                               Country Allocation*
------------------------------------------------------------------------------
 United States                                                          93.0%
 Marshall Island                                                         5.0%
 Canada                                                                  1.2%
 Bermuda                                                                 0.8%
------------------------------------------------------------------------------

* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended November 30, 2007.

MZN   Claymore/Morningstar Information Super Sector Index ETF
Portfolio of Investments
February 29, 2008 (unaudited)

        Number of Shares      Description                                                                          Value
-------------------------------------------------------------------------------------------------------------------------

                              Common Stocks  - 99.4%
                              Consumer Discretionary - 14.2%
                       61     American Greetings Corp., Class A                                              $     1,148
                      105     Belo Corp., Class A                                                                  1,236
                      283     Cablevision Systems Corp., Class A (a)                                               7,582
                       21     CBS Corp., Class A                                                                     479
                      716     CBS Corp., Class B                                                                  16,339
                      458     Charter Communications, Inc., Class A (a)                                              441
                      221     Citadel Broadcasting Corp.                                                             232
                       57     CKX, Inc. (a)                                                                          508
                      550     Clear Channel Communications, Inc.                                                  17,600
                    2,337     Comcast Corp., Class A                                                              45,665
                    1,203     Comcast Corp., Special Class A                                                      23,278
                       41     Cox Radio, Inc., Class A (a)                                                           451
                       14     Crown Media Holdings, Inc., Class A (a)                                                 77
                      854     DIRECTV Group, Inc. (a)                                                             21,393
                      327     Discovery Holding Co., Class A (a)                                                   7,380
                      253     DISH Network Corp., Class A (a)                                                      7,501
                       83     DreamWorks Animation SKG, Inc., Class A (a)                                          2,106
                       39     Entercom Communications Corp., Class A                                                 436
                       76     Entravision Communications Corp., Class A (a)                                          441
                       97     EW Scripps Co., Class A                                                              4,052
                      285     Gannett Co., Inc.                                                                    8,593
                      157     Garmin Ltd. (Cayman Islands)                                                         9,217
                       43     GateHouse Media, Inc.                                                                  270
                       60     Harte-Hanks, Inc.                                                                    1,015
                       32     Hearst-Argyle Television, Inc.                                                         704
                      174     Idearc, Inc.                                                                           839
                       59     John Wiley & Sons, Inc., Class A                                                     2,152
                       48     Lee Enterprises, Inc.                                                                  495
                      220     Liberty Global, Inc., Series A (a)                                                   8,272
                      222     Liberty Global, Inc., Series C (a)                                                   7,785
                       33     Lin TV Corp., Class A (a)                                                              339
                       30     Martha Stewart Living Omnimedia, Class A (a)                                           211
                       67     McClatchy Co., Class A                                                                 643
                      401     McGraw-Hill Cos., Inc.                                                              16,413
                       25     Media General, Inc., Class A                                                           390
                       66     Mediacom Communications Corp., Class A (a)                                             288
                       46     Meredith Corp.                                                                       1,994
                       18     Morningstar, Inc. (a)                                                                1,173
                      172     New York Times Co., Class A                                                          3,204
                    2,241     News Corp., Class A                                                                 41,257
                      533     News Corp., Class B                                                                 10,186
                       41     Scholastic Corp. (a)                                                                 1,430
                       60     Sinclair Broadcast Group, Inc., Class A                                                554
                    1,590     Sirius Satellite Radio, Inc. (a)                                                     4,516
                      187     Time Warner Cable, Inc., Class A (a)                                                 5,105
                    4,411     Time Warner, Inc.                                                                   68,856
                       15     Viacom, Inc., Class A (a)                                                              597
                      683     Viacom, Inc., Class B (a)                                                           27,149
                      356     Virgin Media, Inc.                                                                   5,340
                    2,177     Walt Disney Co.                                                                     70,556
                       55     Warner Music Group Corp.                                                               330
                        7     Washington Post Co., Class B                                                         5,068
                       24     World Wrestling Entertainment, Inc., Class A                                           425
                      367     XM Satellite Radio Holdings, Inc., Class A (a)                                       4,331
                                                                                                -------------------------
                                                                                                                 468,042
                                                                                                -------------------------

                              Energy - 0.0%
                       58     BPZ Resources, Inc. (a)                                                                915
                                                                                                -------------------------


                              Health Care - 0.2%
                       66     Allscripts Healthcare Solutions, Inc. (a)                                              704
                       78     Cerner Corp. (a)                                                                     3,389
                       57     Eclipsys Corp. (a)                                                                   1,217
                       42     Omnicell, Inc. (a)                                                                     798
                       54     Trizetto Group (a)                                                                   1,054
                                                                                                -------------------------
                                                                                                                   7,162
                                                                                                -------------------------

                              Industrials - 1.1%
                       54     Belden, Inc.                                                                         2,122
                       31     ESCO Technologies, Inc. (a)                                                          1,025
                       36     Esterline Technologies Corp. (a)                                                     1,886
                       43     First Solar, Inc. (a)                                                                8,824
                      152     L-3 Communications Holdings, Inc.                                                   16,156
                       22     Raven Industries, Inc.                                                                 644
                       45     Sunpower Corp., Class A (a)                                                          2,957
                       72     Thomas & Betts Corp. (a)                                                             2,891
                                                                                                -------------------------
                                                                                                                  36,505
                                                                                                -------------------------

                              Information Technology - 68.2%
                      473     3Com Corp. (a)                                                                       1,556
                      733     Accenture Ltd., Class A (Bermuda)                                                   25,838
                       45     ACI Worldwide, Inc. (a)                                                                795
                       29     Acme Packet, Inc. (a)                                                                  233
                      355     Activision, Inc. (a)                                                                 9,674
                      141     ADC Telecommunications, Inc. (a)                                                     1,927
                      700     Adobe Systems, Inc. (a)                                                             23,555
                       74     Adtran, Inc.                                                                         1,363
                      674     Advanced Micro Devices, Inc. (a)                                                     4,860
                       22     Advent Software, Inc. (a)                                                              989
                      115     Affiliated Computer Services, Inc., Class A (a)                                      5,836
                      472     Agilent Technologies, Inc. (a)                                                      14,448
                      203     Akamai Technologies, Inc. (a)                                                        7,137
                      415     Altera Corp.                                                                         7,101
                      238     Amdocs Ltd. (Guernsey) (a)                                                           7,378
                       77     AMIS Holdings, Inc. (a)                                                                525
                      124     Amkor Technology, Inc. (a)                                                           1,452
                      220     Amphenol Corp., Class A                                                              8,133
                       74     Anadigics, Inc. (a)                                                                    521
                      379     Analog Devices, Inc.                                                                10,203
                       17     Ansoft Corp. (a)                                                                       413
                       95     Ansys, Inc. (a)                                                                      3,550
                    1,068     Apple, Inc. (a)                                                                    133,521
                    1,686     Applied Materials, Inc.                                                             32,321
                       84     Applied Micro Circuits Corp. (a)                                                       624
                       92     Ariba, Inc. (a)                                                                        821
                      160     Arris Group, Inc. (a)                                                                  920
                       41     Aruba Networks, Inc. (a)                                                               230
                       68     Aspen Technology, Inc. (a)                                                             762
                       69     Atheros Communications, Inc. (a)                                                     1,678
                      509     Atmel Corp. (a)                                                                      1,654
                       42     ATMI, Inc. (a)                                                                       1,148
                      281     Autodesk, Inc. (a)                                                                   8,736
                       49     Avid Technology, Inc. (a)                                                            1,194
                       61     Avocent Corp. (a)                                                                    1,021
                       62     AVX Corp.                                                                              777
                      486     BEA Systems, Inc. (a)                                                                9,268
                      242     BearingPoint, Inc. (a)                                                                 392
                       87     Benchmark Electronics, Inc. (a)                                                      1,462
                       21     Black Box Corp.                                                                        651
                       21     BladeLogic, Inc. (a)                                                                   401
                       39     Blue Coat Systems, Inc. (a)                                                            916
                      239     BMC Software, Inc. (a)                                                               7,715
                       60     Brightpoint, Inc. (a)                                                                  620
                      568     Broadcom Corp., Class A (a)                                                         10,741
                      476     Brocade Communications Systems, Inc. (a)                                             3,660
                       85     Brooks Automation, Inc. (a)                                                            857
                      504     CA, Inc.                                                                            11,532
                       29     Cabot Microelectronics Corp. (a)                                                       971
                      333     Cadence Design Systems, Inc. (a)                                                     3,536
                       25     Cavium Networks, Inc. (a)                                                              356
                      219     Check Point Software Technologies (Israel) (a)                                       4,800
                      102     Ciena Corp. (a)                                                                      2,635
                    7,428     Cisco Systems, Inc. (a)                                                            181,020
                      232     Citrix Systems, Inc. (a)                                                             7,640
                       55     CMGI, Inc. (a)                                                                         632
                      165     CNET Networks, Inc. (a)                                                              1,198
                       48     Cogent, Inc. (a)                                                                       480
                       49     Cognex Corp.                                                                           947
                      351     Cognizant Technology Solutions Corp., Class A (a)                                   10,604
                       78     CommScope, Inc. (a)                                                                  3,267
                       39     Commvault Systems, Inc. (a)                                                            546
                      212     Computer Sciences Corp. (a)                                                          9,211
                      349     Compuware Corp. (a)                                                                  2,778
                       28     Comtech Telecommunications Corp. (a)                                                 1,215
                       52     Concur Technologies, Inc. (a)                                                        1,520
                      585     Conexant Systems, Inc. (a)                                                             310
                    1,909     Corning, Inc.                                                                       44,346
                      101     Cree, Inc. (a)                                                                       3,121
                       53     CSG Systems International, Inc. (a)                                                    602
                       38     Cymer, Inc. (a)                                                                      1,077
                      186     Cypress Semiconductor Corp. (a)                                                      4,044
                       17     Data Domain, Inc. (a)                                                                  361
                       53     DealerTrack Holdings, Inc. (a)                                                       1,085
                    2,404     Dell, Inc. (a)                                                                      47,719
                       79     Diebold, Inc.                                                                        1,905
                       36     Diodes, Inc. (a)                                                                       813
                       49     Dycom Industries, Inc. (a)                                                             561
                      147     Earthlink, Inc. (a)                                                                  1,063
                       38     Echelon Corp. (a)                                                                      427
                      384     Electronic Arts, Inc. (a)                                                           18,159
                      618     Electronic Data Systems Corp.                                                       10,704
                       69     Electronics for Imaging (a)                                                          1,039
                    2,562     EMC Corp./Massachusetts (a)                                                         39,813
                      104     Emulex Corp. (a)                                                                     1,548
                      140     Entegris, Inc. (a)                                                                     987
                       63     Epicor Software Corp. (a)                                                              697
                       13     ExlService Holdings, Inc. (a)                                                          277
                      102     F5 Networks, Inc. (a)                                                                2,260
                      149     Fairchild Semiconductor International, Inc. (a)                                      1,661
                       42     FEI Co. (a)                                                                            856
                      298     Finisar Corp. (a)                                                                      480
                       59     Formfactor, Inc. (a)                                                                 1,058
                      162     Foundry Networks, Inc. (a)                                                           1,923
                      114     Harmonic, Inc. (a)                                                                   1,016
                      169     Harris Corp.                                                                         8,252
                       28     Harris Stratex Networks, Inc., Class A (a)                                             281
                       32     Heartland Payment Systems, Inc.                                                        705
                    3,146     Hewlett-Packard Co.                                                                150,284
                       20     Hittite Microwave Corp. (a)                                                            662
                       42     Imation Corp.                                                                          947
                       89     Infinera Corp. (a)                                                                   1,040
                      104     Informatica Corp. (a)                                                                1,816
                       40     Infospace, Inc.                                                                        408
                      236     Integrated Device Technology, Inc. (a)                                               1,980
                    7,098     Intel Corp.                                                                        141,605
                       56     InterDigital, Inc. (a)                                                                 974
                    1,667     International Business Machines Corp.                                              189,805
                       86     International Rectifier Corp. (a)                                                    1,958
                      161     Intersil Corp., Class A                                                              3,746
                       48     Interwoven, Inc. (a)                                                                   650
                      376     Intuit, Inc. (a)                                                                     9,987
                       23     IPG Photonics Corp. (a)                                                                393
                       37     Itron, Inc. (a)                                                                      3,527
                       43     Ixia (a)                                                                               323
                       59     j2 Global Communications, Inc. (a)                                                   1,270
                      216     Jabil Circuit, Inc.                                                                  2,791
                       36     JDA Software Group, Inc. (a)                                                           615
                      261     JDS Uniphase Corp. (a)                                                               3,432
                      637     Juniper Networks, Inc. (a)                                                          17,084
                      222     Kla-Tencor Corp.                                                                     9,326
                       33     Knot, Inc. (a)                                                                         381
                       81     L-1 Identity Solutions, Inc. (a)                                                       969
                      150     Lam Research Corp. (a)                                                               6,036
                      172     Lawson Software, Inc. (a)                                                            1,342
                      113     Lexmark International, Inc., Class A (a)                                             3,732
                      252     Linear Technology Corp.                                                              6,983
                       27     Littelfuse, Inc. (a)                                                                   842
                      859     LSI Corp. (a)                                                                        4,329
                       63     Macrovision Corp. (a)                                                                  963
                       32     Manhattan Associates, Inc. (a)                                                         706
                       23     Mantech International Corp., Class A (a)                                             1,014
                      564     Marvell Technology Group Ltd. (Bermuda) (a)                                          6,379
                       56     MasTec, Inc. (a)                                                                       488
                      194     McAfee, Inc. (a)                                                                     6,454
                      280     MEMC Electronic Materials, Inc. (a)                                                 21,358
                      102     Mentor Graphics Corp. (a)                                                              928
                       68     Micrel, Inc.                                                                           500
                      266     Microchip Technology, Inc.                                                           8,187
                      926     Micron Technology, Inc. (a)                                                          6,964
                       98     Micros Systems, Inc. (a)                                                             3,140
                       85     Microsemi Corp. (a)                                                                  1,849
                   10,176     Microsoft Corp.                                                                    276,991
                       61     MKS Instruments, Inc. (a)                                                            1,226
                       81     Molex, Inc.                                                                          1,825
                       92     Molex, Inc., Class A                                                                 2,003
                       28     Monolithic Power Systems, Inc. (a)                                                     466
                    2,825     Motorola, Inc.                                                                      28,165
                       70     National Instruments Corp.                                                           1,810
                      319     National Semiconductor Corp.                                                         5,254
                      220     NCR Corp. (a)                                                                        4,875
                       41     Netgear, Inc. (a)                                                                      895
                       22     Netlogic Microsystems, Inc. (a)                                                        519
                      434     Network Appliance, Inc. (a)                                                          9,383
                       97     NeuStar, Inc., Class A (a)                                                           2,489
                       39     Novatel Wireless, Inc. (a)                                                             413
                      424     Novell, Inc. (a)                                                                     3,159
                      142     Novellus Systems, Inc. (a)                                                           3,135
                      187     Nuance Communications, Inc. (a)                                                      3,076
                      678     Nvidia Corp. (a)                                                                    14,502
                       65     Omnivision Technologies, Inc. (a)                                                    1,031
                      352     ON Semiconductor Corp. (a)                                                           2,112
                       26     Opnext, Inc. (a)                                                                       120
                    4,791     Oracle Corp. (a)                                                                    90,071
                       40     Orbotech Ltd. (Israel) (a)                                                             724
                      114     Palm, Inc.                                                                             738
                      137     Parametric Technology Corp. (a)                                                      2,097
                      105     Perot Systems Corp., Class A (a)                                                     1,448
                       57     Plantronics, Inc.                                                                    1,075
                       55     Plexus Corp. (a)                                                                     1,362
                      255     PMC - Sierra, Inc. (a)                                                               1,221
                      110     Polycom, Inc. (a)                                                                    2,398
                      135     Powerwave Technologies, Inc. (a)                                                       386
                       49     Progress Software Corp. (a)                                                          1,398
                      167     QLogic Corp. (a)                                                                     2,647
                    1,997     Qualcomm, Inc.                                                                      84,613
                       20     Quality Systems, Inc.                                                                  652
                      249     Quantum Corp. (a)                                                                      623
                       66     Quest Software, Inc. (a)                                                               939
                      121     Rambus, Inc. (a)                                                                     2,182
                      232     Red Hat, Inc. (a)                                                                    4,137
                      319     RF Micro Devices, Inc. (a)                                                           1,005
                       65     Riverbed Technology, Inc. (a)                                                        1,304
                      120     Salesforce.com, Inc. (a)                                                             7,166
                      277     SanDisk Corp. (a)                                                                    6,523
                      639     Sanmina-SCI Corp. (a)                                                                1,054
                       98     Sapient Corp. (a)                                                                      723
                       34     SAVVIS, Inc. (a)                                                                       661
                      655     Seagate Technology (Cayman Islands)                                                 14,128
                       76     Semtech Corp. (a)                                                                      968
                       10     ShoreTel, Inc. (a)                                                                      53
                       34     Sigma Designs, Inc. (a)                                                              1,001
                       66     Silicon Laboratories, Inc. (a)                                                       2,043
                       66     SiRF Technology Holdings, Inc. (a)                                                     427
                      192     Skyworks Solutions, Inc. (a)                                                         1,586
                       66     Solera Holdings, Inc. (a)                                                            1,566
                      324     Sonus Networks, Inc. (a)                                                             1,076
                      100     Spansion, Inc., Class A (a)                                                            275
                       22     SPSS, Inc. (a)                                                                         837
                       27     Standard Microsystems Corp. (a)                                                        765
                       39     Starent Networks Corp. (a)                                                             613
                    1,042     Sun Microsystems, Inc. (a)                                                          17,089
                      109     Sybase, Inc. (a)                                                                     2,902
                      226     Sycamore Networks, Inc. (a)                                                            789
                       40     SYKES Enterprises, Inc. (a)                                                            672
                    1,058     Symantec Corp. (a)                                                                  17,817
                       31     Synaptics, Inc. (a)                                                                    830
                      173     Synopsys, Inc. (a)                                                                   4,015
                       87     Take-Two Interactive Software, Inc. (a)                                              2,306
                       22     Taleo Corp., Class A (a)                                                               419
                       72     Tekelec (a)                                                                            858
                      481     Tellabs, Inc. (a)                                                                    3,165
                      212     Teradyne, Inc. (a)                                                                   2,542
                       56     Tessera Technologies, Inc. (a)                                                       1,319
                    1,706     Texas Instruments, Inc.                                                             51,112
                       79     THQ, Inc. (a)                                                                        1,478
                      249     TIBCO Software, Inc. (a)                                                             1,755
                      149     Trimble Navigation Ltd. (a)                                                          4,074
                      165     TriQuint Semiconductor, Inc. (a)                                                       779
                      603     Tyco Electronics Ltd. (Bermuda)                                                     19,839
                       30     Ultimate Software Group, Inc. (a)                                                      818
                      416     Unisys Corp. (a)                                                                     1,718
                       80     United Online, Inc.                                                                    798
                       93     Varian Semiconductor Equipment Associates, Inc. (a)                                  3,142
                       32     Vasco Data Security International, Inc. (a)                                            354
                       79     VeriFone Holdings, Inc. (a)                                                          1,631
                      270     VeriSign, Inc. (a)                                                                   9,396
                       33     Viasat, Inc. (a)                                                                       692
                      203     Vishay Intertechnology, Inc. (a)                                                     1,853
                       54     Websense, Inc. (a)                                                                   1,051
                      269     Western Digital Corp. (a)                                                            8,304
                       97     Wind River Systems, Inc. (a)                                                           701
                      359     Xilinx, Inc.                                                                         8,027
                    1,557     Yahoo!, Inc. (a)                                                                    43,253
                       83     Zebra Technologies Corp., Class A (a)                                                2,766
                       59     Zoran Corp. (a)                                                                        810
                                                                                                -------------------------
                                                                                                               2,256,790
                                                                                                -------------------------

                              Telecommunication Services - 15.7%
                       51     Alaska Communications Systems Group, Inc.                                              578
                      494     American Tower Corp., Class A (a)                                                   18,989
                    7,443     AT&T, Inc.                                                                         259,240
                       25     Cbeyond, Inc. (a)                                                                      410
                       82     Centennial Communications Corp. (a)                                                    432
                      135     CenturyTel, Inc.                                                                     4,886
                      294     Cincinnati Bell, Inc. (a)                                                            1,141
                      412     Citizens Communications Co.                                                          4,425
                       87     Clearwire Corp., Class A (a)                                                         1,219
                       59     Cogent Communications Group, Inc. (a)                                                1,149
                      349     Crown Castle International Corp. (a)                                                12,595
                      186     Embarq Corp.                                                                         7,801
                       33     Fairpoint Communications, Inc.                                                         325
                       55     General Communication, Inc., Class A (a)                                               318
                       27     Global Crossing Ltd. (Bermuda) (a)                                                     521
                       28     Globalstar, Inc. (a)                                                                   216
                       60     IDT Corp., Class B                                                                     352
                       38     Iowa Telecommunications Services, Inc.                                                 602
                       59     Leap Wireless International, Inc. (a)                                                2,523
                    1,870     Level 3 Communications, Inc. (a)                                                     4,170
                      223     MetroPCS Communications, Inc. (a)                                                    3,557
                      210     NII Holdings, Inc. (a)                                                               8,343
                       34     NTELOS Holdings Corp.                                                                  725
                       99     PAETEC Holding Corp. (a)                                                               764
                    1,800     Qwest Communications International, Inc. (a)                                         9,720
                      121     SBA Communications Corp., Class A (a)                                                3,757
                       28     Shenandoah Telecom Co.                                                                 417
                    3,389     Sprint Nextel Corp.                                                                 24,096
                       34     Syniverse Holdings, Inc. (a)                                                           576
                       65     Telephone & Data Systems, Inc.                                                       3,049
                       64     Telephone & Data Systems, Inc., Special Shares                                       2,758
                       75     TerreStar Corp. (a)                                                                    404
                      179     Time Warner Telecom, Inc., Class A (a)                                               2,853
                       19     US Cellular Corp. (a)                                                                1,197
                    3,537     Verizon Communications, Inc.                                                       128,464
                      592     Windstream Corp.                                                                     6,962
                                                                                                -------------------------
                                                                                                                 519,534
                                                                                                -------------------------

                              Total Common Stocks - 99.4%
                              (Cost $3,736,540)                                                                3,288,948
                                                                                                -------------------------

                              Tracking Stocks - 0.5%
                              Consumer Discretionary - 0.5%
                      151     Liberty Media Corp. - Capital Series A (a)
                              (Cost $16,507)                                                                      17,533
                                                                                                -------------------------

                              Total Investments - 99.9%
                              (Cost $3,753,047)                                                                3,306,481
                              Other Assets in excess of Liabilities - 0.1%                                         2,013
                                                                                                -------------------------
                              Net Assets - 100.0%                                                            $ 3,308,494
                                                                                                =========================


(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2007.

-------------------------------------------------------------------------------
                              Country Allocation*
-------------------------------------------------------------------------------
United States                                                            97.3%
Bermuda                                                                   1.6%
Cayman Islands                                                            0.7%
Guernsey                                                                  0.2%
Israel                                                                    0.2%
-------------------------------------------------------------------------------
 * Subject to change daily.  Based on total investments.

MZG|Claymore/Morningstar Manufacturing Super Sector Index ETF
Portfolio of Investments
February 29, 2008 (unaudited)

      Number of Shares     Description                                                    Value
------------------------------------------------------------------------------------------------
                           Common Stocks  - 99.8%
                           Consumer Discretionary - 4.5%
                   15      Aftermarket Technology Corp. (a)                          $      281
                   30      American Axle & Manufacturing Holdings, Inc.                     590
                   48      ArvinMeritor, Inc.                                               542
                   46      Black & Decker Corp.                                           3,163
                   10      Blue Nile, Inc. (a)                                              442
                   20      Blyth, Inc.                                                      397
                   80      BorgWarner, Inc.                                               3,449
                   30      Brown Shoe Co., Inc.                                             440
                   62      Brunswick Corp.                                                1,010
                   46      Callaway Golf Co.                                                701
                   35      Carter's, Inc. (a)                                               540
                    7      Churchill Downs, Inc.                                            319
                   30      Cinemark Holdings, Inc.                                          433
                  258      Coach, Inc. (a)                                                7,823
                   11      Columbia Sportswear Co.                                          455
                   42      Cooper Tire & Rubber Co.                                         759
                   54      CROCS, Inc. (a)                                                1,313
                    9      Deckers Outdoor Corp. (a)                                        996
                   13      Drew Industries, Inc. (a)                                        351
                   11      DSW, Inc. - Class A (a)                                          200
                  201      Eastman Kodak Co.                                              3,413
                   21      Ethan Allen Interiors, Inc.                                      572
                1,411      Ford Motor Co. (a)                                             9,214
                  107      Fortune Brands, Inc.                                           6,953
                   33      Fossil, Inc. (a)                                               1,062
                  171      Gemstar-TV Guide International, Inc. (a)                         811
                  342      General Motors Corp.                                           7,962
                   16      Genesco, Inc. (a)                                                479
                   98      Gentex Corp.                                                   1,580
                  148      Goodyear Tire & Rubber Co. (The) (a)                           4,011
                   37      Guess ?, Inc.                                                  1,522
                  173      Harley-Davidson, Inc.                                          6,429
                   45      Harman International Industries, Inc.                          1,854
                   98      Hasbro, Inc.                                                   2,526
                   39      Iconix Brand Group, Inc. (a)                                     810
                   21      International Speedway Corp. - Class A                           837
                   19      Jakks Pacific, Inc. (a)                                          531
                   48      Jarden Corp. (a)                                               1,156
                  413      Johnson Controls, Inc.                                        13,571
                   75      Jones Apparel Group, Inc.                                      1,058
                   18      K-Swiss, Inc. - Class A                                          261
                   44      Lear Corp. (a)                                                 1,214
                  123      Leggett & Platt, Inc.                                          2,054
                   24      Life Time Fitness, Inc. (a)                                      697
                   51      Live Nation, Inc. (a)                                            605
                   71      Liz Claiborne, Inc.                                            1,262
                   87      LKQ Corp. (a)                                                  1,848
                   39      Marvel Entertainment, Inc. (a)                                   981
                  271      Mattel, Inc.                                                   5,236
                   22      Matthews International Corp. - Class A                           987
                   21      Modine Manufacturing Co.                                         262
                   38      Mohawk Industries, Inc. (a)                                    2,714
                   14      Movado Group, Inc.                                               270
                  195      Newell Rubbermaid, Inc.                                        4,427
                  255      Nike, Inc. - Class B                                          15,351
                   23      NutriSystem, Inc. (a)                                            329
                   40      Phillips-Van Heusen                                            1,460
                   24      Polaris Industries, Inc.                                         916
                   42      Polo Ralph Lauren Corp.                                        2,612
                   35      Pool Corp.                                                       667
                   85      Quiksilver, Inc. (a)                                             765
                   14      RC2 Corp. (a)                                                    260
                   52      Regal Entertainment Group - Class A                            1,026
                    8      Sauer-Danfoss, Inc.                                              170
                   76      Sherwin-Williams Co. (The)                                     3,935
                    9      Shutterfly, Inc. (a)                                             138
                   22      Skechers U.S.A., Inc. - Class A (a)                              468
                   40      Snap-On, Inc.                                                  1,997
                    9      Speedway Motorsports, Inc.                                       263
                   57      Stanley Works (The)                                            2,767
                   11      Steiner Leisure Ltd. (Bahamas) (a)                               361
                   31      Tenneco, Inc. (a)                                                783
                   26      Thor Industries, Inc.                                            792
                   95      Tiffany & Co.                                                  3,576
                   35      Timberland Co. - Class A (a)                                     526
                   13      Triarc Cos., Inc. - Class A                                      113
                   32      Triarc Cos., Inc. - Class B                                      269
                   36      TRW Automotive Holdings Corp. (a)                                795
                   42      Tupperware Brands Corp.                                        1,532
                   22      Under Armour, Inc. - Class A (a)                                 810
                   61      VF Corp.                                                       4,638
                   88      Visteon Corp. (a)                                                308
                   40      WABCO Holdings, Inc.                                           1,671
                   32      Warnaco Group, Inc. (The) (a)                                  1,202
                   55      Whirlpool Corp.                                                4,640
                   20      Winnebago Industries                                             401
                   38      Wolverine World Wide, Inc.                                     1,007
                   33      Zale Corp. (a)                                                   638
                                                                             -------------------
                                                                                        170,559
                                                                             -------------------

                           Consumer Staples - 18.8%
                   62      Alberto-Culver Co.                                             1,662
                   62      Alliance One International, Inc. (a)                             304
                1,471      Altria Group, Inc.                                           107,589
                   12      Andersons, Inc. (The)                                            555
                  515      Anheuser-Busch Cos., Inc.                                     24,251
                  411      Archer-Daniels-Midland Co.                                    18,536
                  302      Avon Products, Inc.                                           11,494
                   32      Bare Escentuals, Inc. (a)                                        876
                    7      Boston Beer Co., Inc. (a)                                        250
                   40      Brown-Forman Corp. - Class B                                   2,551
                   85      Bunge Ltd. (Bermuda)                                           9,421
                  167      Campbell Soup Co.                                              5,393
                   23      Central European Distribution Corp. (a)                        1,338
                   29      Chiquita Brands International, Inc. (a)                          594
                   45      Church & Dwight Co., Inc.                                      2,406
                   97      Clorox Co.                                                     5,645
                1,493      Coca-Cola Co. (The)                                           87,281
                  197      Coca-Cola Enterprises, Inc.                                    4,813
                  363      Colgate-Palmolive Co.                                         27,621
                  342      ConAgra Foods, Inc.                                            7,558
                  132      Constellation Brands, Inc. - Class A (a)                       2,536
                   51      Corn Products International, Inc.                              1,872
                   57      Darling International, Inc. (a)                                  792
                   92      Dean Foods Co. (a)                                             1,980
                  137      Del Monte Foods Co.                                            1,230
                   19      Elizabeth Arden, Inc. (a)                                        346
                   40      Energizer Holdings, Inc. (a)                                   3,713
                   74      Estee Lauder Cos., Inc. (The) - Class A                        3,151
                   58      Flowers Foods, Inc.                                            1,314
                   31      Fresh Del Monte Produce, Inc. (Cayman Islands) (a)             1,030
                  235      General Mills, Inc.                                           13,158
                   12      Green Mountain Coffee Roasters, Inc. (a)                         366
                   27      Hain Celestial Group, Inc. (a)                                   729
                   52      Hansen Natural Corp. (a)                                       2,158
                  109      Hershey Co. (The)                                              4,042
                  214      HJ Heinz Co.                                                   9,440
                   51      Hormel Foods Corp.                                             2,084
                   10      J&J Snack Foods Corp.                                            247
                   39      JM Smucker Co. (The)                                           1,996
                  174      Kellogg Co.                                                    8,825
                  298      Kimberly-Clark Corp.                                          19,424
                1,085      Kraft Foods, Inc. - Class A                                   33,819
                   17      Lancaster Colony Corp.                                           631
                   21      Lance, Inc.                                                      352
                   76      Loews Corp.                                                    5,722
                   75      McCormick & Co., Inc.                                          2,584
                  106      Molson Coors Brewing Co. - Class B                             5,720
                   97      Pepsi Bottling Group, Inc.                                     3,299
                   44      PepsiAmericas, Inc.                                            1,113
                1,133      PepsiCo., Inc.                                                78,811
                   28      Pilgrim's Pride Corp.                                            657
                2,188      Procter & Gamble Co.                                         144,802
                   18      Ralcorp. Holdings, Inc. (a)                                      998
                  120      Reynolds American, Inc.                                        7,646
                   12      Sanderson Farms, Inc.                                            418
                  508      Sara Lee Corp.                                                 6,416
                   86      Smithfield Foods, Inc. (a)                                     2,369
                   16      Tootsie Roll Industries, Inc.                                    388
                   21      TreeHouse Foods, Inc. (a)                                        466
                  196      Tyson Foods, Inc. - Class A                                    2,824
                   18      Universal Corp.                                                1,024
                    6      USANA Health Sciences, Inc. (a)                                  187
                  111      UST, Inc.                                                      6,026
                   22      Vector Group Ltd.                                                404
                  153      WM Wrigley Jr Co.                                              9,159
                                                                             -------------------
                                                                                        716,406
                                                                             -------------------

                           Energy - 32.9%
                    9      Alon USA Energy, Inc.                                            141
                   45      Alpha Natural Resources, Inc. (a)                              1,824
                  328      Anadarko Petroleum Corp.                                      20,907
                  230      Apache Corp.                                                  26,383
                  100      Arch Coal, Inc.                                                5,109
                   24      Arena Resources, Inc. (a)                                        972
                   17      Atlas America, Inc.                                            1,028
                   20      ATP Oil & Gas Corp. (a)                                          705
                   19      Atwood Oceanics, Inc. (a)                                      1,769
                  225      Baker Hughes, Inc.                                            15,140
                   16      Basic Energy Services, Inc. (a)                                  339
                   24      Berry Petroleum Co. - Class A                                    987
                   19      Bill Barrett Corp. (a)                                           881
                  206      BJ Services Co.                                                5,344
                   13      Bois d'Arc Energy, Inc. (a)                                      279
                   15      Bristow Group, Inc. (a)                                          791
                   67      Cabot Oil & Gas Corp.                                          3,333
                   28      Cal Dive International, Inc. (a)                                 292
                  152      Cameron International Corp. (a)                                6,457
                   14      CARBO Ceramics, Inc.                                             517
                   18      Carrizo Oil & Gas, Inc. (a)                                    1,040
                   36      Cheniere Energy, Inc. (a)                                      1,056
                  314      Chesapeake Energy Corp.                                       14,199
                1,495      Chevron Corp.                                                129,557
                   57      Cimarex Energy Co.                                             3,004
                   15      Clean Energy Fuels Corp. (a)                                     229
                   19      CNX Gas Corp. (a)                                                696
                   29      Complete Production Services, Inc. (a)                           563
                   30      Comstock Resources, Inc. (a)                                   1,089
                1,038      ConocoPhillips                                                85,853
                  129      Consol Energy, Inc.                                            9,801
                   32      Continental Resources, Inc. (a)                                  899
                   17      Core Laboratories N.V. (Netherlands) (a)                       2,067
                   32      Crosstex Energy, Inc.                                          1,144
                   45      Delta Petroleum Corp. (a)                                      1,078
                  169      Denbury Resources, Inc. (a)                                    5,389
                  294      Devon Energy Corp.                                            30,200
                   46      Diamond Offshore Drilling, Inc.                                5,558
                   59      Dresser-Rand Group, Inc. (a)                                   2,010
                   19      Dril-Quip, Inc. (a)                                              889
                  495      El Paso Corp.                                                  8,069
                   35      Encore Acquisition Co. (a)                                     1,288
                  103      ENSCO International, Inc.                                      6,164
                  171      EOG Resources, Inc.                                           20,347
                   58      EXCO Resources, Inc. (a)                                       1,006
                   46      Exterran Holdings, Inc. (a)                                    3,204
                3,831      Exxon Mobil Corp.                                            333,335
                   90      FMC Technologies, Inc. (a)                                     5,099
                   55      Forest Oil Corp. (a)                                           2,713
                   31      Foundation Coal Holdings, Inc.                                 1,791
                   76      Frontier Oil Corp.                                             2,714
                   60      Global Industries Ltd. (a)                                     1,105
                   16      Goodrich Petroleum Corp. (a)                                     386
                   90      Grant Prideco., Inc. (a)                                       4,542
                  127      Grey Wolf, Inc. (a)                                              787
                   14      Gulfmark Offshore, Inc. (a)                                      709
                   19      Gulfport Energy Corp. (a)                                        274
                  618      Halliburton Co.                                               23,669
                   57      Helix Energy Solutions Group, Inc. (a)                         2,008
                   66      Helmerich & Payne, Inc.                                        2,959
                   61      Hercules Offshore, Inc. (a)                                    1,546
                  200      Hess Corp.                                                    18,636
                   32      Holly Corp.                                                    1,709
                   83      International Coal Group, Inc. (a)                               516
                   48      ION Geophysical Corp. (a)                                        638
                   92      Key Energy Services, Inc. (a)                                  1,243
                   10      Lufkin Industries, Inc.                                          572
                  501      Marathon Oil Corp.                                            26,633
                   55      Mariner Energy, Inc. (a)                                       1,525
                   56      Massey Energy Co.                                              2,143
                  124      Murphy Oil Corp.                                               9,967
                  197      Nabors Industries Ltd. (Bermuda) (a)                           6,211
                   10      NATCO Group, Inc. (a)                                            477
                  249      National Oilwell VarCo., Inc. (a)                             15,513
                   90      Newfield Exploration Co. (a)                                   4,984
                  187      Noble Corp. (Cayman Islands)                                   9,191
                  120      Noble Energy, Inc.                                             9,288
                  585      Occidental Petroleum Corp.                                    45,261
                   38      Oceaneering International, Inc. (a)                            2,280
                   34      Oil States International, Inc. (a)                             1,433
                   26      Parallel Petroleum Corp. (a)                                     480
                   75      Parker Drilling Co. (a)                                          497
                  108      Patterson-UTI Energy, Inc.                                     2,563
                  185      Peabody Energy Corp.                                          10,475
                   26      Penn Virginia Corp.                                            1,107
                  132      PetroHawk Energy Corp. (a)                                     2,387
                   10      Petroleum Development Corp. (a)                                  698
                   84      Pioneer Natural Resources Co.                                  3,762
                   78      Plains Exploration & Production Co. (a)                        4,212
                  114      Pride International, Inc. (a)                                  4,040
                   76      Quicksilver Resources, Inc. (a)                                2,614
                  104      Range Resources Corp.                                          6,363
                   35      Rosetta Resources, Inc. (a)                                      716
                   76      Rowan Cos., Inc.                                               3,064
                   27      RPC, Inc.                                                        356
                  836      Schlumberger Ltd. (Netherlands Antilles)                      72,272
                   17      SEACOR Holdings, Inc. (a)                                      1,632
                  140      Smith International, Inc.                                      8,824
                  119      Southwestern Energy Co. (a)                                    7,762
                  440      Spectra Energy Corp.                                          10,168
                   43      St Mary Land & Exploration Co.                                 1,586
                   18      Stone Energy Corp. (a)                                           914
                   84      Sunoco, Inc.                                                   5,131
                   57      Superior Energy Services (a)                                   2,319
                   21      Swift Energy Co. (a)                                           1,002
                   96      Tesoro Corp.                                                   3,565
                   50      Tetra Technologies, Inc. (a)                                     859
                   39      Tidewater, Inc.                                                2,190
                  217      Transocean, Inc. (Cayman Islands) (a)                         30,491
                  107      Ultra Petroleum Corp. (Canada) (a)                             8,396
                   32      Unit Corp. (a)                                                 1,765
                   74      USEC, Inc. (a)                                                   472
                  385      Valero Energy Corp.                                           22,241
                   14      Venoco, Inc. (a)                                                 183
                   37      VeraSun Energy Corp. (a)                                         334
                   19      W&T Offshore, Inc.                                               674
                   37      Warren Resources, Inc. (a)                                       495
                  238      Weatherford International Ltd. (Bermuda) (a)                  16,403
                   19      Western Refining, Inc.                                           378
                   21      W-H Energy Services, Inc. (a)                                  1,320
                   29      Whiting Petroleum Corp. (a)                                    1,775
                  417      Williams Cos., Inc.                                           15,020
                   19      World Fuel Services Corp.                                        594
                  335      XTO Energy, Inc.                                              20,673
                                                                             -------------------
                                                                                      1,254,226
                                                                             -------------------

                           Financials - 0.3%
                  115      Leucadia National Corp.                                        5,205
                  121      Plum Creek Timber Co., Inc. - REIT                             4,923
                   53      Rayonier, Inc. - REIT                                          2,255
                    8      Tejon Ranch Co. (a)                                              283
                                                                             -------------------
                                                                                         12,666
                                                                             -------------------

                           Health Care - 0.1%
                   83      PerkinElmer, Inc.                                              2,060
                   11      SurModics, Inc. (a)                                              486
                   23      West Pharmaceutical Services, Inc.                               950
                                                                             -------------------
                                                                                          3,496
                                                                             -------------------

                           Industrials - 22.2%
                  463      3M Co.                                                        36,299
                   27      AAR Corp. (a)                                                    699
                   37      ACCO Brands Corp. (a)                                            513
                   38      Actuant Corp. - Class A                                        1,021
                   30      Acuity Brands, Inc.                                            1,332
                   64      AGCO Corp. (a)                                                 4,151
                   30      Aircastle Ltd. (Bermuda)                                         618
                   18      Albany International Corp. - Class A                             618
                   23      Alliant Techsystems, Inc. (a)                                  2,414
                   27      American Superconductor Corp. (a)                                610
                    6      Ameron International Corp.                                       662
                   73      Ametek, Inc.                                                   3,109
                   14      AO Smith Corp.                                                   510
                   27      Applied Industrial Technologies, Inc.                            746
                   12      Armstrong World Industries, Inc. (a)                             432
                   11      Astec Industries, Inc. (a)                                       416
                   65      Avery Dennison Corp.                                           3,336
                   29      Baldor Electric Co.                                              831
                   29      Barnes Group, Inc.                                               660
                   65      BE Aerospace, Inc. (a)                                         2,230
                  485      Boeing Co.                                                    40,153
                   34      Brady Corp. - Class A                                          1,040
                   34      Briggs & Stratton Corp.                                          608
                   26      Bucyrus International, Inc. - Class A                          2,597
                   44      Carlisle Cos., Inc.                                            1,607
                    7      Cascade Corp.                                                    314
                  453      Caterpillar, Inc.                                             32,765
                   34      Cenveo, Inc. (a)                                                 511
                   17      Ceradyne, Inc. (a)                                               529
                   12      CIRCOR International, Inc.                                       547
                   35      Clarcor, Inc.                                                  1,253
                  144      Cooper Industries Ltd. - Class A (Bermuda)                     6,038
                   36      Crane Co.                                                      1,484
                   11      Cubic Corp.                                                      281
                  130      Cummins, Inc.                                                  6,549
                   30      Curtiss-Wright Corp.                                           1,262
                  173      Danaher Corp.                                                 12,828
                  309      Deere & Co.                                                   26,330
                  140      Dover Corp.                                                    5,811
                   29      DRS Technologies, Inc.                                         1,627
                   17      DynCorp. International, Inc. - Class A (a)                       283
                  103      Eaton Corp.                                                    8,305
                  555      Emerson Electric Co.                                          28,283
                   27      Energy Conversion Devices, Inc. (a)                              717
                   26      EnerSys (a)                                                      598
                   15      EnPro Industries, Inc. (a)                                       443
                   65      Evergreen Solar, Inc. (a)                                        625
                   33      Federal Signal Corp.                                             398
                   40      Flowserve Corp.                                                4,356
                   46      Force Protection, Inc. (a)                                       189
                   11      Franklin Electric Co., Inc.                                      363
                   36      Gardner Denver, Inc. (a)                                       1,329
                   36      GenCorp., Inc. (a)                                               374
                   37      General Cable Corp. (a)                                        2,284
                  236      General Dynamics Corp.                                        19,317
                7,086      General Electric Co.                                         234,830
                   87      Goodrich Corp.                                                 5,153
                   46      Graco., Inc.                                                   1,597
                   73      GrafTech International Ltd. (a)                                1,169
                   59      Harsco Corp.                                                   3,333
                    5      Heico Corp.                                                      219
                   10      Heico Corp. - Class A                                            364
                   44      Herman Miller, Inc.                                            1,313
                   65      Hexcel Corp. (a)                                               1,312
                   27      HNI Corp.                                                        798
                  480      Honeywell International, Inc.                                 27,619
                   35      Hubbell, Inc. - Class B                                        1,588
                   55      IDEX Corp.                                                     1,659
                   17      II-VI, Inc. (a)                                                  557
                   75      IKON Office Solutions, Inc.                                      534
                  329      Illinois Tool Works, Inc.                                     16,144
                  191      Ingersoll-Rand Co. Ltd. - Class A (Bermuda)                    7,995
                   37      Interface, Inc. - Class A                                        620
                  127      ITT Corp.                                                      7,142
                   76      Joy Global, Inc.                                               5,044
                   17      Kaman Corp.                                                      408
                   19      Kaydon Corp.                                                     811
                   27      Kennametal, Inc.                                                 820
                   34      Knoll, Inc.                                                      479
                   28      Lincoln Electric Holdings, Inc.                                1,880
                  231      Lockheed Martin Corp.                                         23,839
                    9      M&F Worldwide Corp. (a)                                          333
                   91      Manitowoc Co., Inc. (The)                                      3,707
                  259      Masco Corp.                                                    4,841
                  157      McDermott International, Inc. (Panama) (a)                     8,199
                   12      Middleby Corp. (a)                                               816
                   15      Mine Safety Appliances Co.                                       602
                   24      Mobile Mini, Inc. (a)                                            447
                   26      Moog, Inc. - Class A (a)                                       1,067
                   25      Mueller Industries, Inc.                                         718
                   20      Mueller Water Products, Inc. - Class A                           161
                   60      Mueller Water Products, Inc. - Class B                           523
                    4      NACCO Industries, Inc. - Class A                                 324
                   14      NCI Building Systems, Inc. (a)                                   425
                   21      Nordson Corp.                                                  1,079
                  223      Northrop Grumman Corp.                                        17,530
                   41      Orbital Sciences Corp. (a)                                       888
                   50      Oshkosh Truck Corp.                                            2,004
                   61      Owens Corning, Inc. (a)                                        1,150
                  259      Paccar, Inc.                                                  11,235
                  120      Parker Hannifin Corp.                                          7,756
                   12      Pike Electric Corp. (a)                                          155
                  155      Pitney Bowes, Inc.                                             5,546
                   96      Precision Castparts Corp.                                     10,597
                  117      Quanta Services, Inc. (a)                                      2,794
                  304      Raytheon Co.                                                  19,711
                   14      RBC Bearings, Inc. (a)                                           470
                   22      Regal-Beloit Corp.                                               812
                   18      Robbins & Myers, Inc.                                            613
                   97      Rockwell Automation, Inc.                                      5,307
                  115      Rockwell Collins, Inc.                                         6,774
                   61      Roper Industries, Inc.                                         3,440
                   13      School Specialty, Inc. (a)                                       397
                   52      Shaw Group, Inc. (The) (a)                                     3,348
                   26      Simpson Manufacturing Co., Inc.                                  623
                   71      Spirit Aerosystems Holdings, Inc. - Class A (a)                1,918
                   39      SPX Corp.                                                      3,990
                   46      Steelcase, Inc. - Class A                                        652
                   14      Superior Essex, Inc. (a)                                         397
                   43      Taser International, Inc. (a)                                    485
                   22      Teledyne Technologies, Inc. (a)                                  977
                   27      Teleflex, Inc.                                                 1,527
                   12      Tennant Co.                                                      433
                   72      Terex Corp. (a)                                                4,856
                  175      Textron, Inc.                                                  9,480
                   52      Timken Co.                                                     1,567
                   18      Titan International, Inc.                                        612
                   28      Toro Co.                                                       1,349
                   17      TransDigm Group, Inc. (a)                                        661
                   19      Tredegar Corp.                                                   300
                   55      Trinity Industries, Inc.                                       1,549
                   12      Triumph Group, Inc.                                              679
                  347      Tyco International Ltd. (Bermuda)                             13,901
                   36      UAP Holding Corp.                                              1,386
                   19      United Stationers, Inc. (a)                                      938
                  644      United Technologies Corp.                                     45,408
                   13      Universal Forest Products, Inc.                                  361
                   50      USG Corp. (a)                                                  1,702
                   13      Valmont Industries, Inc.                                       1,039
                   33      Wabtec Corp.                                                   1,142
                   36      Walter Industries, Inc.                                        1,967
                   17      Watsco, Inc.                                                     646
                   22      Watts Water Technologies, Inc. - Class A                         610
                   31      WESCO International, Inc. (a)                                  1,240
                   42      Woodward Governor Co.                                          1,200
                                                                             -------------------
                                                                                        847,796
                                                                             -------------------
                           Information Technology - 0.6%
                   24      Advanced Energy Industries, Inc. (a)                             308
                   22      Anixter International, Inc. (a)                                1,439
                   25      Daktronics, Inc.                                                 432
                   32      Dolby Laboratories, Inc. - Class A (a)                         1,416
                   93      Flir Systems, Inc. (a)                                         2,647
                   32      Intermec, Inc. (a)                                               705
                    9      Loral Space & Communications, Inc. (a)                           218
                   12      MTS Systems Corp.                                                374
                   22      Rofin-Sinar Technologies, Inc. (a)                               866
                   12      Rogers Corp. (a)                                                 380
                   90      SAIC, Inc. (a)                                                 1,715
                   18      Scansource, Inc. (a)                                             611
                   28      Technitrol, Inc.                                                 616
                  652      Xerox Corp.                                                    9,584
                                                                             -------------------
                                                                                         21,311
                                                                             -------------------

                           Materials - 10.5%
                  143      Air Products & Chemicals, Inc.                                13,060
                   49      Airgas, Inc.                                                   2,381
                   78      AK Steel Holding Corp.                                         4,104
                   53      Albemarle Corp.                                                2,011
                  595      Alcoa, Inc.                                                   22,098
                   67      Allegheny Technologies, Inc.                                   5,182
                   17      AMCOL International Corp.                                        490
                   44      Aptargroup, Inc.                                               1,649
                   17      Arch Chemicals, Inc.                                             593
                   38      Ashland, Inc.                                                  1,679
                   70      Ball Corp.                                                     3,087
                   72      Bemis Co., Inc.                                                1,787
                   14      Brush Engineered Materials, Inc. (a)                             389
                   42      Cabot Corp.                                                    1,151
                   36      Carpenter Technology Corp.                                     2,262
                  106      Celanese Corp. - Class A                                       4,123
                   22      Century Aluminum Co. (a)                                       1,455
                   35      CF Industries Holdings, Inc.                                   4,273
                  165      Chemtura Corp.                                                 1,363
                   29      Cleveland-Cliffs, Inc.                                         3,464
                  378      Coeur d'Alene Mines Corp. (a)                                  1,822
                   81      Commercial Metals Co.                                          2,467
                   22      Compass Minerals International, Inc.                           1,252
                  112      Crown Holdings, Inc. (a)                                       2,790
                   29      Cytec Industries, Inc.                                         1,661
                    8      Deltic Timber Corp.                                              380
                  662      Dow Chemical Co. (The)                                        24,951
                   33      Eagle Materials, Inc.                                          1,173
                   58      Eastman Chemical Co.                                           3,817
                  123      Ecolab, Inc.                                                   5,755
                  630      EI Du Pont de Nemours & Co.                                   29,245
                   30      Ferro Corp.                                                      483
                   12      Flotek Industries, Inc. (a)                                      273
                   50      FMC Corp.                                                      2,831
                  267      Freeport-McMoRan Copper & Gold, Inc.                          26,930
                   31      Glatfelter                                                       408
                   69      Graphic Packaging Corp. (a)                                      213
                   16      Greif, Inc. - Class A                                          1,046
                    7      Haynes International, Inc. (a)                                   398
                   42      HB Fuller Co.                                                    956
                   82      Hecla Mining Co. (a)                                             943
                   80      Hercules, Inc.                                                 1,466
                    3      Horsehead Holding Corp. (a)                                       47
                   62      Huntsman Corp.                                                 1,496
                   57      International Flavors & Fragrances, Inc.                       2,458
                  301      International Paper Co.                                        9,542
                   10      Kaiser Aluminum Corp.                                            734
                   11      Koppers Holdings, Inc.                                           459
                    2      Kronos Worldwide, Inc.                                            37
                   71      Louisiana-Pacific Corp.                                          772
                   48      Lubrizol Corp.                                                 2,798
                   29      Martin Marietta Materials, Inc.                                3,120
                  129      MeadWestvaco Corp.                                             3,310
                   13      Minerals Technologies, Inc.                                      784
                  379      Monsanto Co.                                                  43,843
                  103      Mosaic Co. (The) (a)                                          11,464
                   18      Myers Industries, Inc.                                           219
                   99      Nalco Holding Co.                                              2,138
                   10      NewMarket Corp.                                                  670
                  304      Newmont Mining Corp.                                          15,556
                  183      Nucor Corp.                                                   11,816
                   45      Olin Corp.                                                       865
                   20      OM Group, Inc. (a)                                             1,211
                  102      Owens-Illinois, Inc. (a)                                       5,758
                   64      Packaging Corp. of America                                     1,459
                   89      Pactiv Corp. (a)                                               2,253
                   59      PolyOne Corp. (a)                                                384
                  116      PPG Industries, Inc.                                           7,190
                  222      Praxair, Inc.                                                 17,822
                   25      Quanex Corp.                                                   1,286
                   46      Reliance Steel & Aluminum Co.                                  2,551
                   25      Rock-Tenn Co. - Class A                                          671
                   25      Rockwood Holdings, Inc. (a)                                      767
                  107      Rohm & Haas Co.                                                5,736
                   18      Royal Gold, Inc.                                                 567
                   85      RPM International, Inc.                                        1,777
                   16      RTI International Metals, Inc. (a)                               878
                   15      Schnitzer Steel Industries, Inc. - Class A                       982
                   16      Schulman A, Inc.                                                 327
                   29      Scotts Miracle-Gro Co. (The) - Class A                         1,032
                  111      Sealed Air Corp.                                               2,687
                   32      Sensient Technologies Corp.                                      862
                   78      Sigma-Aldrich Corp.                                            4,292
                   18      Silgan Holdings, Inc.                                            841
                  174      Smurfit-Stone Container Corp. (a)                              1,383
                   70      Sonoco Products Co.                                            1,972
                   68      Steel Dynamics, Inc.                                           3,962
                   30      Stillwater Mining Co. (a)                                        616
                   67      Temple-Inland, Inc.                                              920
                   64      Terra Industries, Inc. (a)                                     2,893
                   19      Texas Industries, Inc.                                         1,094
                   60      Titanium Metals Corp.                                          1,237
                   83      United States Steel Corp.                                      9,001
                    8      Valhi, Inc.                                                      155
                   65      Valspar Corp.                                                  1,410
                   67      Vulcan Materials Co.                                           4,697
                   13      Westlake Chemical Corp.                                          210
                  151      Weyerhaeuser Co.                                               9,241
                   47      Worthington Industries, Inc.                                     827
                   39      WR Grace & Co. (a)                                               828
                   19      Zoltek Cos., Inc. (a)                                            435
                                                                             -------------------
                                                                                        402,203
                                                                             -------------------

                           Utilities - 9.9%
                  468      AES Corp. (The) (a)                                            8,415
                   55      AGL Resources, Inc.                                            1,907
                  116      Allegheny Energy, Inc.                                         5,878
                   17      Allete, Inc.                                                     613
                   78      Alliant Energy Corp.                                           2,710
                  145      Ameren Corp.                                                   6,192
                  276      American Electric Power Co., Inc.                             11,294
                   12      American States Water Co.                                        391
                   90      Aqua America, Inc.                                             1,714
                  256      Aquila, Inc. (a)                                                 835
                   61      Atmos Energy Corp.                                             1,586
                   36      Avista Corp.                                                     657
                   26      Black Hills Corp.                                                930
                   13      California Water Service Group                                   489
                  198      Centerpoint Energy, Inc.                                       2,907
                   11      CH Energy Group, Inc.                                            394
                   41      Cleco Corp.                                                      939
                  154      CMS Energy Corp.                                               2,216
                  189      Consolidated Edison, Inc.                                      7,728
                  128      Constellation Energy Group, Inc.                              11,309
                  404      Dominion Resources, Inc.                                      16,136
                   78      DPL, Inc.                                                      1,990
                  115      DTE Energy Co.                                                 4,578
                  879      Duke Energy Corp.                                             15,418
                  275      Dynegy, Inc. - Class A (a)                                     2,035
                  209      Edison International                                          10,325
                   32      El Paso Electric Co. (a)                                         655
                   24      Empire District Electric Co. (The)                               492
                   46      Energen Corp.                                                  2,760
                  111      Energy East Corp.                                              2,958
                  137      Entergy Corp.                                                 14,075
                   81      Equitable Resources, Inc.                                      4,991
                  466      Exelon Corp.                                                  34,880
                  214      FirstEnergy Corp.                                             14,464
                  261      FPL Group, Inc.                                               15,736
                   59      Great Plains Energy, Inc.                                      1,500
                   56      Hawaiian Electric Industries, Inc.                             1,258
                   32      Idacorp, Inc.                                                    954
                   52      Integrys Energy Group, Inc.                                    2,388
                   29      ITC Holdings Corp.                                             1,546
                   14      Laclede Group, Inc. (The)                                        478
                  118      MDU Resources Group, Inc.                                      3,099
                   14      MGE Energy, Inc.                                                 442
                  179      Mirant Corp. (a)                                               6,623
                   48      National Fuel Gas Co.                                          2,258
                   19      New Jersey Resources Corp.                                       874
                   31      NiCor, Inc.                                                    1,057
                  192      NiSource, Inc.                                                 3,300
                  108      Northeast Utilities                                            2,740
                   19      Northwest Natural Gas Co.                                        799
                   24      NorthWestern Corp.                                               619
                  168      NRG Energy, Inc. (a)                                           6,933
                   73      NSTAR                                                          2,256
                   63      OGE Energy Corp.                                               2,046
                   71      Oneok, Inc.                                                    3,306
                   12      Ormat Technologies, Inc.                                         524
                   18      Otter Tail Corp.                                                 584
                  140      Pepco Holdings, Inc.                                           3,538
                  246      PG&E Corp.                                                     9,264
                   48      Piedmont Natural Gas Co.                                       1,181
                   70      Pinnacle West Capital Corp.                                    2,489
                   47      PNM Resources, Inc.                                              556
                   43      Portland General Electric Co.                                  1,003
                  261      PPL Corp.                                                     11,844
                  180      Progress Energy, Inc.                                          7,544
                  352      Public Service Enterprise Group, Inc.                         15,523
                   80      Puget Energy, Inc.                                             2,136
                  121      Questar Corp.                                                  6,685
                  238      Reliant Energy, Inc. (a)                                       5,426
                   74      SCANA Corp.                                                    2,802
                  163      Sempra Energy                                                  8,660
                  152      Sierra Pacific Resources                                       1,962
                    9      SJW Corp.                                                        272
                   20      South Jersey Industries, Inc.                                    683
                  533      Southern Co.                                                  18,404
                   69      Southern Union Co.                                             1,775
                   29      Southwest Gas Corp.                                              742
                  143      TECO Energy, Inc.                                              2,142
                   72      UGI Corp.                                                      1,844
                   16      UIL Holdings Corp.                                               470
                   24      Unisource Energy Corp.                                           568
                   52      Vectren Corp.                                                  1,340
                   70      Westar Energy, Inc.                                            1,591
                   34      WGL Holdings, Inc.                                             1,060
                   82      Wisconsin Energy Corp.                                         3,577
                  294      Xcel Energy, Inc.                                              5,827
                                                                             -------------------
                                                                                        377,089
                                                                             -------------------

                           Total Investments - 99.8%
                           (Cost $3,724,044)                                          3,805,752
                           Other Assets in Excess of Liabilities   - 0.2%                 7,132
                                                                             -------------------
                           Net Assets - 100.0%                                      $ 3,812,884
                                                                             ===================


REIT -    Real Estate Investment Trust

(a)       Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------------------
                               Country Allocation*
--------------------------------------------------------------------------------
United States                                                             94.8%
Netherlands Antilles                                                       1.9%
Bermuda                                                                    1.6%
Cayman Islands                                                             1.1%
Canda                                                                      0.2%
Panama                                                                     0.2%
Netherlands Antilles                                                       0.1%
Bahamas                                                                    0.1%
--------------------------------------------------------------------------------
* Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ending November 30, 2007

MZO | Claymore/Morningstar Services Super Sector Index ETF
Portfolio of Investments
February 29, 2008 (unaudited)

        Number of Shares         Description                                                                            Value
------------------------------------------------------------------------------------------------------------------------------
                                 Common Stocks  - 99.9%
                                 Consumer Discretionary - 11.8%
                           12    1-800-FLOWERS.COM, Inc. - Class A (a)                                             $       96
                           29    99 Cents Only Stores (a)                                                                 269
                           25    Aaron Rents, Inc.                                                                        491
                           47    Abercrombie & Fitch Co. - Class A                                                      3,644
                           58    Advance Auto Parts, Inc.                                                               1,945
                           42    Aeropostale, Inc. (a)                                                                  1,128
                          164    Amazon.Com, Inc. (a)                                                                  10,573
                          102    American Eagle Outfitters, Inc.                                                        2,180
                           13    Ameristar Casinos, Inc.                                                                  252
                           38    AnnTaylor Stores Corp. (a)                                                               913
                           75    Apollo Group, Inc. - Class A (a)                                                       4,604
                           16    Arbitron, Inc.                                                                           671
                           18    Asbury Automotive Group, Inc.                                                            252
                           83    AutoNation, Inc. (a)                                                                   1,209
                           24    Autozone, Inc. (a)                                                                     2,762
                           26    Bally Technologies, Inc. (a)                                                             986
                           29    Barnes & Noble, Inc.                                                                     815
                           13    Bebe Stores, Inc.                                                                        159
                          150    Bed Bath & Beyond, Inc. (a)                                                            4,251
                          187    Best Buy Co., Inc.                                                                     8,043
                           61    Big Lots, Inc. (a)                                                                     1,028
                           59    Blockbuster, Inc. - Class A (a)                                                          179
                           33    Blockbuster, Inc. - Class B (a)                                                           91
                           20    Bob Evans Farms, Inc.                                                                    579
                           32    Borders Group, Inc.                                                                      296
                           31    Boyd Gaming Corp.                                                                        654
                           14    Bright Horizons Family Solutions, Inc. (a)                                               630
                           62    Brinker International, Inc.                                                            1,143
                            8    Buckle, Inc. (The)                                                                       363
                           29    Burger King Holdings, Inc.                                                               744
                           24    Cabela's, Inc. (a)                                                                       325
                            6    Capella Education Co. (a)                                                                316
                           51    Career Education Corp. (a)                                                               757
                          117    Carmax, Inc. (a)                                                                       2,148
                          232    Carnival Corp. (Panama)                                                                9,129
                           17    Cato Corp. (The) - Class A                                                               266
                           14    CBRL Group, Inc.                                                                         510
                           18    CEC Entertainment, Inc. (a)                                                              483
                           65    Centex Corp.                                                                           1,442
                           41    Champion Enterprises, Inc. (a)                                                           364
                           67    Charming Shoppes, Inc. (a)                                                               369
                           37    Cheesecake Factory (The) (a)                                                             774
                           95    Chico's FAS, Inc. (a)                                                                    884
                           13    Children's Place Retail Stores, Inc. (The) (a)                                           278
                            8    Chipotle Mexican Grill, Inc. - Class A (a)                                               794
                           10    Chipotle Mexican Grill, Inc. - Class B (a)                                               859
                           20    Choice Hotels International, Inc.                                                        649
                           93    Circuit City Stores, Inc.                                                                411
                           32    CKE Restaurants, Inc.                                                                    355
                           19    Clear Channel Outdoor Holdings, Inc. - Class A (a)                                       442
                           14    Coinstar, Inc. (a)                                                                       408
                           33    Coldwater Creek, Inc. (a)                                                                182
                           36    Collective Brands, Inc. (a)                                                              568
                           47    Corinthian Colleges, Inc. (a)                                                            374
                           70    Darden Restaurants, Inc.                                                               2,158
                           33    DeVry, Inc.                                                                            1,450
                           46    Dick's Sporting Goods, Inc. (a)                                                        1,269
                           36    Dillard's, Inc. - Class A                                                                532
                           53    Dollar Tree Stores, Inc. (a)                                                           1,422
                           25    Domino's Pizza, Inc.                                                                     331
                          148    DR Horton, Inc.                                                                        2,076
                           25    Dress Barn, Inc. (a)                                                                     330
                          115    Expedia, Inc. (a)                                                                      2,637
                           78    Family Dollar Stores, Inc.                                                             1,494
                           85    Foot Locker, Inc.                                                                      1,046
                           80    GameStop Corp. - Class A (a)                                                           3,389
                          320    Gap, Inc. (The)                                                                        6,454
                           22    Gaylord Entertainment Co. (a)                                                            662
                           92    Genuine Parts Co.                                                                      3,795
                           26    Getty Images, Inc. (a)                                                                   836
                           13    Group 1 Automotive, Inc.                                                                 319
                           10    GSI Commerce, Inc. (a)                                                                   145
                           18    Gymboree Corp. (a)                                                                       713
                          179    H&R Block, Inc.                                                                        3,338
                           52    Hanesbrands, Inc. (a)                                                                  1,513
                           17    Hibbett Sports, Inc. (a)                                                                 269
                          935    Home Depot, Inc.                                                                      24,824
                           24    Hovnanian Enterprises, Inc. - Class A (a)                                                219
                          108    IAC/InterActive Corp. (a)                                                              2,149
                            9    IHOP Corp.                                                                               412
                           19    Interactive Data Corp.                                                                   556
                          173    International Game Technology                                                          7,811
                          254    Interpublic Group of Cos., Inc. (a)                                                    2,189
                           24    INVESTools, Inc. (a)                                                                     278
                           11    Isle of Capri Casinos, Inc. (a)                                                          100
                           22    ITT Educational Services, Inc. (a)                                                     1,215
                           23    J Crew Group, Inc. (a)                                                                   921
                           34    Jack in the Box, Inc. (a)                                                                893
                           16    Jackson Hewitt Tax Service, Inc.                                                         335
                          107    JC Penney Co., Inc.                                                                    4,944
                           42    KB Home                                                                                1,005
                          157    Kohl's Corp. (a)                                                                       6,977
                           38    Lamar Advertising Co. - Class A (a)                                                    1,448
                           57    Las Vegas Sands Corp. (a)                                                              4,748
                           68    Lennar Corp. - Class A                                                                 1,265
                            6    Lennar Corp. - Class B                                                                   103
                          318    Liberty Media Corp - Interactive - Class A (Tracking Stock) (a)                        4,566
                          822    Lowe's Cos., Inc.                                                                     19,703
                          169    Limited Brands, Inc.                                                                   2,577
                          238    Macy's, Inc.                                                                           5,874
                          183    Marriott International, Inc. - Class A                                                 6,240
                          673    McDonald's Corp.                                                                      36,416
                           19    MDC Holdings, Inc.                                                                       796
                           27    Men's Wearhouse, Inc.                                                                    622
                           57    MGM Mirage (a)                                                                         3,511
                           11    Monro Muffler, Inc.                                                                      184
                           19    Morgans Hotel Group Co. (a)                                                              291
                           23    National CineMedia, Inc.                                                                 496
                           28    NetFlix, Inc. (a)                                                                        884
                          118    Nordstrom, Inc.                                                                        4,370
                            3    NVR, Inc. (a)                                                                          1,622
                          151    Office Depot, Inc. (a)                                                                 1,717
                           40    OfficeMax, Inc.                                                                          851
                          184    Omnicom Group, Inc.                                                                    8,219
                           19    Orbitz Worldwide, Inc. (a)                                                               120
                           62    O'Reilly Automotive, Inc. (a)                                                          1,672
                            7    Overstock.com, Inc. (a)                                                                   72
                           38    Pacific Sunwear Of California, Inc. (a)                                                  424
                           17    Panera Bread Co. - Class A (a)                                                           635
                           12    Papa John's International, Inc. (a)                                                      314
                           41    Penn National Gaming, Inc. (a)                                                         1,879
                           22    Penske Auto Group, Inc.                                                                  397
                           22    PEP Boys-Manny Moe & Jack                                                                252
                           74    PetSmart, Inc.                                                                         1,593
                           14    PF Chang's China Bistro, Inc. (a)                                                        399
                           32    Pinnacle Entertainment, Inc. (a)                                                         501
                            5    Pre-Paid Legal Services, Inc. (a)                                                        238
                           19    priceline.com, Inc. (a)                                                                2,166
                          114    Pulte Homes, Inc.                                                                      1,544
                           74    RadioShack Corp.                                                                       1,291
                            8    Red Robin Gourmet Burgers, Inc. (a)                                                      267
                           25    Regis Corp.                                                                              626
                           38    Rent-A-Center, Inc. (a)                                                                  652
                           38    RH Donnelley Corp. (a)                                                                   269
                           75    Ross Stores, Inc.                                                                      2,089
                           77    Royal Caribbean Cruises, Ltd. (Liberia)                                                2,696
                           29    Ruby Tuesday, Inc.                                                                       206
                           23    Ryland Group, Inc.                                                                       651
                           66    Saks, Inc. (a)                                                                         1,027
                           46    Sally Beauty Holdings, Inc. (a)                                                          352
                           38    Scientific Games Corp. - Class A (a)                                                     785
                           24    Sealy Corp.                                                                              219
                           41    Sears Holdings Corp. (a)                                                               3,920
                          160    Service Corp. International                                                            1,728
                           17    Sonic Automotive, Inc. - Class A                                                         302
                           36    Sonic Corp. (a)                                                                          768
                           36    Sotheby's                                                                              1,214
                           24    Stage Stores, Inc.                                                                       304
                          395    Staples, Inc.                                                                          8,789
                          410    Starbucks Corp. (a)                                                                    7,368
                          109    Starwood Hotels & Resorts Worldwide, Inc.                                              5,159
                           51    Stewart Enterprises, Inc. - Class A                                                      304
                            8    Strayer Education, Inc.                                                                1,246
                            6    Systemax, Inc. (a)                                                                        65
                            3    Talbots, Inc.                                                                             25
                          422    Target Corp.                                                                          22,201
                           43    Tempur-Pedic International, Inc.                                                         749
                           30    Texas Roadhouse, Inc. - Class A (a)                                                      279
                          247    TJX Cos., Inc.                                                                         7,904
                           73    Toll Brothers, Inc. (a)                                                                1,548
                           19    Tractor Supply Co. (a)                                                                   711
                           17    Tween Brands, Inc. (a)                                                                   503
                            8    Unifirst Corp.                                                                           309
                           64    Urban Outfitters, Inc. (a)                                                             1,842
                           17    Vail Resorts, Inc. (a)                                                                   769
                            8    Volcom, Inc. (a)                                                                         158
                           20    Weight Watchers International, Inc.                                                      940
                           47    Wendy's International, Inc.                                                            1,141
                           48    Williams-Sonoma, Inc.                                                                  1,121
                           24    WMS Industries, Inc. (a)                                                                 911
                           99    Wyndham Worldwide Corp.                                                                2,195
                           34    Wynn Resorts, Ltd.                                                                     3,424
                          279    Yum! Brands, Inc.                                                                      9,612
                            9    Zumiez, Inc. (a)                                                                         158
                                                                                                            ------------------
                                                                                                                      382,549
                                                                                                            ------------------
                                 Consumer Staples - 5.5%
                           31    American Oriental Bioengineer, Inc. (a)                                                  309
                           35    BJ's Wholesale Club, Inc. (a)                                                          1,105
                           27    Casey's General Stores, Inc.                                                             676
                            8    Chattem, Inc. (a)                                                                        623
                          242    Costco Wholesale Corp.                                                                14,985
                          820    CVS Caremark Corp.                                                                    33,112
                           10    Great Atlantic & Pacific Tea Co. (a)                                                     271
                            7    Ingles Markets, Inc. - Class A                                                           168
                          348    Kroger Co. (The)                                                                       8,439
                           18    Longs Drug Stores Corp.                                                                  865
                           33    NBTY, Inc. (a)                                                                           942
                           28    Nu Skin Enterprises, Inc. - Class A                                                      464
                           12    Pantry, Inc. (The) (a)                                                                   289
                           18    Performance Food Group Co. (a)                                                           585
                            7    Pricesmart, Inc.                                                                         170
                          295    Rite Aid Corp. (a)                                                                       788
                           19    Ruddick Corp.                                                                            613
                          244    Safeway, Inc.                                                                          7,013
                          118    SUPERVALU, Inc.                                                                        3,098
                          337    SYSCO Corp.                                                                            9,456
                           21    United Natural Foods, Inc. (a)                                                           355
                          544    Walgreen Co.                                                                          19,861
                        1,406    Wal-Mart Stores, Inc.                                                                 69,724
                            6    Weis Markets, Inc.                                                                       194
                           76    Whole Foods Market, Inc.                                                               2,671
                           29    Winn-Dixie Stores, Inc. (a)                                                              474
                                                                                                            ------------------
                                                                                                                      177,250
                                                                                                            ------------------
                                 Energy - 0.1%
                           16    Allis-Chalmers Energy, Inc. (a)                                                          202
                            6    Delek US Holdings, Inc.                                                                   95
                           15    General Maritime Corp. (Marshall Island)                                                 353
                           13    Hornbeck Offshore Services, Inc. (a)                                                     584
                           15    Matrix Service Co. (a)                                                                   305
                           16    Overseas Shipholding Group, Inc.                                                       1,004
                           26    Ship Finance International, Ltd. (Bermuda)                                               672
                           20    Willbros. Group, Inc. (Panama) (a)                                                       685
                                                                                                            ------------------
                                                                                                                        3,900
                                                                                                            ------------------
                                 Financials - 40.2%
                           16    Acadia Realty Trust, REIT                                                                367
                          180    ACE, Ltd. (Cayman Islands)                                                            10,123
                           35    Advance America Cash Advance Centers, Inc.                                               260
                           16    Affiliated Managers Group, Inc. (a)                                                    1,542
                          270    Aflac, Inc.                                                                           16,851
                            1    Alexander's, Inc., REIT (a)                                                              302
                           16    Alexandria Real Estate Equities, Inc., REIT                                            1,469
                           20    Alfa Corp.                                                                               435
                            3    Alleghany Corp. (a)                                                                    1,083
                           19    Allied World Assurance Co. Holdings, Ltd., REIT (Bermuda)                                827
                          313    Allstate Corp. (The)                                                                  14,939
                           54    AMB Property Corp., REIT                                                               2,710
                           57    AMBAC Financial Group, Inc.                                                              635
                           12    American Campus Communities, Inc., REIT                                                  313
                          581    American Express Co.                                                                  24,576
                           38    American Financial Group, Inc.                                                           983
                           70    American Financial Realty Trust, REIT                                                    541
                        1,245    American International Group, Inc.                                                    58,341
                           64    AmeriCredit Corp. (a)                                                                    920
                          130    Ameriprise Financial, Inc.                                                             6,583
                           14    Amtrust Financial Services, Inc.                                                         234
                          250    Annaly Capital Management, Inc., REIT                                                  5,173
                          142    AON Corp.                                                                              5,909
                           54    Apartment Investment & Management Co. - Class A, REIT                                  1,860
                           26    Arch Capital Group, Ltd. (Bermuda) (a)                                                 1,780
                           54    Arthur J Gallagher & Co.                                                               1,274
                           67    Ashford Hospitality Trust, Inc., REIT                                                    446
                           41    Aspen Insurance Holdings, Ltd. (Bermuda)                                               1,187
                           65    Associated Banc-Corp.                                                                  1,620
                           55    Assurant, Inc.                                                                         3,440
                           26    Assured Guaranty, Ltd. (Bermuda)                                                         667
                           48    Astoria Financial Corp.                                                                1,256
                           43    AvalonBay Communities, Inc., REIT                                                      3,974
                           77    Axis Capital Holdings, Ltd. (Bermuda)                                                  2,839
                            4    Bancfirst Corp.                                                                          169
                           42    Bancorpsouth, Inc.                                                                       944
                        2,504    Bank of America Corp.                                                                 99,509
                           27    Bank of Hawaii Corp.                                                                   1,297
                          637    Bank of New York Mellon Corp. (The)                                                   27,945
                          303    BB&T Corp.                                                                             9,432
                           59    Bear Stearns Cos., Inc. (The)                                                          4,712
                           36    BioMed Realty Trust, Inc., REIT                                                          789
                           11    BlackRock, Inc.                                                                        2,126
                           12    BOK Financial Corp.                                                                      621
                           20    Boston Private Financial Holdings, Inc.                                                  275
                           65    Boston Properties, Inc., REIT                                                          5,601
                           47    Brandywine Realty Trust, REIT                                                            787
                           28    BRE Properties, Inc., REIT                                                             1,206
                           33    Brookline Bancorp, Inc.                                                                  317
                           62    Brown & Brown, Inc.                                                                    1,105
                           12    Calamos Asset Management, Inc. - Class A                                                 221
                           31    Camden Property Trust, REIT                                                            1,472
                          232    Capital One Financial Corp                                                            10,679
                           75    CapitalSource, Inc., REIT                                                              1,188
                           12    Capitol Federal Financial                                                                416
                           16    Cash America International, Inc.                                                         518
                           24    Cathay General Bancorp                                                                   526
                          110    CB Richard Ellis Group, Inc. - Class A (a)                                             2,207
                           35    CBL & Associates Properties, Inc., REIT                                                  817
                           17    Central Pacific Financial Corp.                                                          314
                          517    Charles Schwab Corp. (The)                                                            10,138
                          211    Chubb Corp.                                                                           10,740
                           88    Cincinnati Financial Corp.                                                             3,271
                          104    CIT Group, Inc.                                                                        2,311
                        2,864    Citigroup, Inc.                                                                       67,905
                           41    Citizens Republic Bancorp, Inc.                                                          456
                            9    City Holding Co.                                                                         335
                           22    City National Corp.                                                                    1,128
                           29    CME Group, Inc.                                                                       14,886
                           16    CNA Financial Corp.                                                                      426
                            9    CNA Surety Corp. (a)                                                                     127
                            9    Cohen & Steers, Inc.                                                                     227
                           84    Colonial BancGroup, Inc. (The)                                                         1,015
                           25    Colonial Properties Trust, REIT                                                          609
                           85    Comerica, Inc.                                                                         3,080
                          104    Commerce Bancorp, Inc.                                                                 3,929
                           39    Commerce Bancshares, Inc.                                                              1,624
                           32    Commerce Group, Inc.                                                                   1,160
                           16    Community Bank System, Inc.                                                              354
                           18    CompuCredit Corp. (a)                                                                    187
                          103    Conseco, Inc. (a)                                                                      1,208
                           25    Corporate Office Properties Trust, REIT                                                  766
                           18    Corus Bankshares, Inc.                                                                   186
                          320    Countrywide Financial Corp.                                                            2,019
                           22    Cousins Properties, Inc., REIT                                                           534
                           32    Cullen/Frost Bankers, Inc.                                                             1,636
                           36    CVB Financial Corp.                                                                      331
                           91    DCT Industrial Trust, Inc. REIT                                                          815
                           24    Delphi Financial Group, Inc. - Class A                                                   724
                           67    Developers Diversified Realty Corp., REIT                                              2,584
                           52    DiamondRock Hospitality Co., REIT                                                        649
                           30    Digital Realty Trust, Inc., REIT                                                       1,077
                          239    Discover Financial Services                                                            3,607
                           12    Dollar Financial Corp. (a)                                                               270
                           56    Douglas Emmett, Inc., REIT                                                             1,187
                           11    Downey Financial Corp.                                                                   288
                           74    Duke Realty Corp., REIT                                                                1,696
                          232    E*Trade Financial Corp. (a)                                                              991
                           31    East West Bancorp, Inc.                                                                  583
                           13    EastGroup Properties, Inc., REIT                                                         552
                           68    Eaton Vance Corp.                                                                      2,166
                           29    Employers Holdings, Inc.                                                                 497
                           32    Endurance Specialty Holdings, Ltd. (Bermuda)                                           1,258
                            3    Enstar Group, Ltd. (Bermuda) (a)                                                         294
                           14    Entertainment Properties Trust, REIT                                                     656
                           12    Equity Lifestyle Properties, Inc., REIT                                                  548
                           20    Equity One, Inc., REIT                                                                   428
                          149    Equity Residential, REIT                                                               5,689
                           28    Erie Indemnity Co. - Class A                                                           1,382
                           14    Essex Property Trust, Inc., REIT                                                       1,471
                           35    Everest Re Group, Ltd. (Bermuda)                                                       3,391
                           35    Extra Space Storage, Inc., REIT                                                          527
                            7    FBL Financial Group, Inc. - Class A                                                      206
                           17    FBR Capital Markets Corp. (a)                                                            119
                           10    FCStone Group, Inc. (a)                                                                  466
                          536    Federal National Mortgage Association                                                 14,820
                           31    Federal Realty Invs. Trust, REIT                                                       2,222
                           54    Federated Investors, Inc. - Class B                                                    2,191
                           34    FelCor Lodging Trust, Inc., REIT                                                         429
                          118    Fidelity National Financial, Inc. - Class A                                            2,078
                          268    Fifth Third Bancorp                                                                    6,137
                           15    Financial Federal Corp.                                                                  323
                           47    First American Corp.                                                                   1,637
                           16    First Busey Corp.                                                                        299
                           16    First Cash Financial Services, Inc. (a)                                                  150
                           19    First Charter Corp.                                                                      460
                           36    First Commonwealth Financial Corp.                                                       381
                           15    First Community Bancorp, Inc.                                                            428
                           10    First Financial Bankshares, Inc.                                                         379
                           68    First Horizon National Corp.                                                           1,104
                           25    First Industrial Realty Trust, Inc., REIT                                                760
                           33    First Marblehead Corp. (The) (a)                                                         397
                           27    First Midwest Bancorp, Inc.                                                              703
                           58    First Niagara Financial Group, Inc.                                                      662
                            9    FirstFed Financial Corp. (a)                                                             281
                           41    FirstMerit Corp.                                                                         770
                           33    FNB Corp.                                                                                452
                           35    Forest City Enterprises, Inc. - Class A                                                1,230
                           91    Franklin Resources, Inc.                                                               8,588
                           35    Franklin Street Properties Corp., REIT                                                   442
                          366    Freddie Mac                                                                            9,216
                           82    Friedman Billings Ramsey Group, Inc. - Class A, REIT (a)                                 204
                           25    Frontier Financial Corp.                                                                 375
                           94    Fulton Financial Corp.                                                                 1,093
                            3    GAMCO Investors, Inc. - Class A                                                          168
                          127    General Growth Properties, Inc., REIT                                                  4,484
                          241    Genworth Financial, Inc. - Class A                                                     5,586
                            9    Getty Realty Corp., REIT                                                                 242
                            9    GFI Group, Inc. (a)                                                                      689
                           28    Glacier Bancorp, Inc.                                                                    481
                           20    Glimcher Realty Trust, REIT                                                              232
                          198    Goldman Sachs Group, Inc. (The)                                                       33,587
                           11    Gramercy Capital Corp., REIT                                                             225
                            6    Greenhill & Co., Inc.                                                                    390
                           15    Hancock Holding Co.                                                                      556
                           28    Hanover Insurance Group, Inc. (The)                                                    1,223
                            8    Harleysville Group, Inc.                                                                 269
                          175    Hartford Financial Services Group, Inc.                                               12,233
                           61    HCC Insurance Holdings, Inc.                                                           1,468
                          131    HCP, Inc., REIT                                                                        3,823
                           43    Health Care REIT, Inc., REIT                                                           1,770
                           26    Healthcare Realty Trust, Inc., REIT                                                      619
                           31    Highwoods Properties, Inc., REIT                                                         914
                           20    Hilb Rogal & Hobbs Co.                                                                   612
                           26    Hilltop Holdings, Inc. (a)                                                               270
                           18    Home Properties, Inc., REIT                                                              828
                           23    Horace Mann Educators Corp.                                                              400
                           51    Hospitality Properties Trust, REIT                                                     1,853
                          286    Host Hotels & Resorts, Inc., REIT                                                      4,630
                          114    HRPT Properties Trust, REIT                                                              784
                          275    Hudson City Bancorp, Inc.                                                              4,364
                          200    Huntington Bancshares, Inc.                                                            2,444
                            6    IBERIABANK Corp.                                                                         267
                           41    IndyMac Bancorp, Inc.                                                                    252
                           11    Infinity Property & Casualty Corp.                                                       442
                           32    Inland Real Estate Corp., REIT                                                           446
                           38    IntercontinentalExchange, Inc. (a)                                                     4,951
                           29    International Bancshares Corp.                                                           629
                           24    Investment Technology Group, Inc. (a)                                                  1,118
                           35    IPC Holdings, Ltd. (Bermuda)                                                             949
                           69    iStar Financial, Inc., REIT                                                            1,360
                           94    Janus Capital Group, Inc.                                                              2,277
                           59    Jefferies Group, Inc.                                                                  1,047
                           20    Jones Lang LaSalle, Inc.                                                               1,528
                        1,890    JPMorgan Chase & Co.                                                                  76,829
                           16    KBW, Inc. (a)                                                                            344
                           12    Kearny Financial Corp.                                                                   128
                          201    Keycorp                                                                                4,432
                           18    Kilroy Realty Corp., REIT                                                                854
                          119    Kimco Realty Corp., REIT                                                               4,019
                           57    Knight Capital Group, Inc. - Class A (a)                                                 914
                           22    LaSalle Hotel Properties, REIT                                                           636
                           28    Lazard, Ltd. - Class A (Bermuda)                                                       1,069
                           73    Legg Mason, Inc.                                                                       4,821
                          295    Lehman Brothers Holdings, Inc.                                                        15,042
                           34    Lexington Realty Trust, REIT                                                             492
                           50    Liberty Property Trust, REIT                                                           1,486
                          151    Lincoln National Corp.                                                                 7,718
                          252    Loews Corp.                                                                           10,544
                           42    M&T Bank Corp.                                                                         3,447
                           39    Macerich Co. (The), REIT                                                               2,496
                           37    Mack-Cali Realty Corp., REIT                                                           1,276
                           20    Maguire Properties, Inc., REIT                                                           454
                            7    Markel Corp. (a)                                                                       3,253
                          297    Marsh & McLennan Cos., Inc.                                                            7,565
                          152    Marshall & Ilsley Corp.                                                                3,526
                           28    Max Capital Group, Ltd. (Bermuda)                                                        777
                           20    MB Financial, Inc.                                                                       575
                          114    MBIA, Inc.                                                                             1,479
                           27    Medical Properties Trust, Inc., REIT                                                     323
                           14    Mercury General Corp.                                                                    638
                          450    Merrill Lynch & Co., Inc.                                                             22,302
                          249    MetLife, Inc.                                                                         14,507
                           53    MF Global, Ltd. (Bermuda) (a)                                                            930
                          128    MFA Mortgage Investments, Inc., REIT                                                   1,224
                           45    MGIC Investment Corp.                                                                    666
                           14    Mid-America Apartment Communities, Inc., REIT                                            679
                            6    Midland Co. (The)                                                                        388
                          126    Moody's Corp.                                                                          4,785
                          535    Morgan Stanley                                                                        22,534
                           59    Nasdaq OMX Group (The) (a)                                                             2,449
                          311    National City Corp.                                                                    4,932
                           20    National Financial Partners Corp.                                                        475
                           14    National Health Investors, Inc., REIT                                                    422
                           39    National Penn Bancshares, Inc.                                                           624
                           36    National Retail Properties, Inc., REIT                                                   745
                           29    Nationwide Financial Services - Class A                                                1,196
                           48    Nationwide Health Properties, Inc., REIT                                               1,456
                            7    Navigators Group, Inc. (a)                                                               383
                           19    NBT Bancorp, Inc.                                                                        364
                           11    Nelnet, Inc. - Class A                                                                   120
                          178    New York Community Bancorp, Inc.                                                       2,907
                           57    NewAlliance Bancshares, Inc.                                                             649
                           29    Newcastle Investment Corp., REIT                                                         312
                          107    Northern Trust Corp.                                                                   7,236
                           11    Northwest Bancorp, Inc.                                                                  291
                           34    Nymex Holdings, Inc.                                                                   3,359
                          105    NYSE Euronext                                                                          6,895
                           15    Odyssey Re Holdings Corp.                                                                543
                           36    Old National Bancorp                                                                     559
                          126    Old Republic International Corp.                                                       1,729
                           36    Omega Healthcare Investors, Inc., REIT                                                   611
                           15    OneBeacon Insurance Group, Ltd. (Bermuda)                                                320
                           25    optionsXpress Holdings, Inc.                                                             579
                           25    Pacific Capital Bancorp NA                                                               524
                            6    Park National Corp                                                                       363
                            8    Parkway Properties, Inc., REIT                                                           286
                           31    PartnerRe, Ltd. (Bermuda)                                                              2,384
                           20    Pennsylvania Real Estate Investment Trust, REIT                                          495
                           93    People's United Financial, Inc.                                                        1,568
                           33    Philadelphia Consolidated Holding Co. (a)                                              1,119
                           59    Phoenix Cos., Inc.                                                                       671
                            7    Pico Holdings, Inc. (a)                                                                  239
                           10    Piper Jaffray Cos. (a)                                                                   387
                           31    Platinum Underwriters Holdings, Ltd. (Bermuda)                                         1,070
                           47    PMI Group, Inc. (The)                                                                    342
                          189    PNC Financial Services Group, Inc.                                                    11,610
                          138    Popular, Inc. (Puerto Rico)                                                            1,524
                            9    Portfolio Recovery Associates, Inc. (a)                                                  329
                           23    Post Properties, Inc., REIT                                                              967
                           21    Potlatch Corp., REIT                                                                     867
                          144    Principal Financial Group, Inc.                                                        7,953
                           12    PrivateBancorp, Inc.                                                                     361
                           17    ProAssurance Corp. (a)                                                                   904
                          374    Progressive Corp. (The)                                                                6,855
                          142    Prologis, REIT                                                                         7,651
                           24    Prosperity Bancshares, Inc.                                                              634
                           38    Protective Life Corp.                                                                  1,466
                           17    Provident Bankshares Corp.                                                               216
                           34    Provident Financial Services, Inc.                                                       408
                          248    Prudential Financial, Inc.                                                            18,097
                            9    PS Business Parks, Inc., REIT                                                            437
                           70    Public Storage, REIT                                                                   5,695
                           45    Radian Group, Inc.                                                                       320
                           52    Raymond James Financial, Inc.                                                          1,168
                           55    Realty Income Corp., REIT                                                              1,266
                           15    Redwood Trust, Inc., REIT                                                                501
                           38    Regency Centers Corp., REIT                                                            2,255
                          390    Regions Financial Corp.                                                                8,268
                           16    Reinsurance Group of America, Inc.                                                       875
                           36    RenaissanceRe Holdings, Ltd. (Bermuda)                                                 1,976
                           11    RLI Corp.                                                                                575
                           16    Royal Bank of Canada (Canada)                                                            803
                           14    S&T Bancorp, Inc.                                                                        397
                           52    Safeco Corp.                                                                           2,406
                            6    Saul Centers, Inc., REIT                                                                 278
                           19    Security Capital Assurance, Ltd. (Bermuda)                                                29
                           78    SEI Investments Co.                                                                    1,951
                           30    Selective Insurance Group                                                                713
                           45    Senior Housing Properties Trust, REIT                                                    957
                           16    Signature Bank (a)                                                                       424
                          124    Simon Property Group, Inc., REIT                                                      10,391
                           32    SL Green Realty Corp., REIT                                                            2,928
                          284    SLM Corp.                                                                              5,569
                           40    South Financial Group, Inc. (The)                                                        577
                          180    Sovereign Bancorp, Inc.                                                                1,985
                           11    Sovran Self Storage, Inc., REIT                                                          424
                           40    St. Joe Co. (The)                                                                      1,538
                           29    StanCorp Financial Group, Inc.                                                         1,424
                            8    State Auto Financial Corp.                                                               217
                          212    State Street Corp.                                                                    16,653
                           40    Sterling Bancshares, Inc.                                                                372
                           28    Sterling Financial Corp.                                                                 417
                            7    Stifel Financial Corp. (a)                                                               305
                           40    Strategic Hotels & Resorts, Inc., REIT                                                   570
                            2    Student Loan Corp. (The)                                                                 221
                           34    Sunstone Hotel Investors, Inc., REIT                                                     532
                          195    SunTrust Banks, Inc.                                                                  11,335
                           47    Susquehanna Bancshares, Inc.                                                             935
                           19    SVB Financial Group (a)                                                                  861
                          152    Synovus Financial Corp.                                                                1,753
                          145    T Rowe Price Group, Inc.                                                               7,327
                           17    Tanger Factory Outlet Centers, REIT                                                      604
                           29    Taubman Centers, Inc., REIT                                                            1,414
                           67    TCF Financial Corp.                                                                    1,247
                          131    TD Ameritrade Holding Corp. (a)                                                        2,397
                           55    TFS Financial Corp.                                                                      682
                           65    Thornburg Mortgage, Inc., REIT                                                           579
                           52    Torchmark Corp.                                                                        3,134
                           11    Tower Group, Inc.                                                                        313
                           14    Transatlantic Holdings, Inc.                                                             944
                          354    Travelers Cos., Inc. (The)                                                            16,429
                           40    Trustco Bank Corp.                                                                       346
                           28    Trustmark Corp.                                                                          553
                           54    UCBH Holdings, Inc.                                                                      610
                           74    UDR, Inc., REIT                                                                        1,654
                           17    UMB Financial Corp.                                                                      651
                           34    Umpqua Holdings Corp.                                                                    482
                           29    UnionBanCal Corp.                                                                      1,351
                           11    United America Indemnity, Ltd. - Class A (Cayman Islands) (a)                            206
                           24    United Bankshares, Inc.                                                                  630
                           26    United Community Banks, Inc.                                                             370
                           12    United Fire & Casualty Co.                                                               412
                           26    Unitrin, Inc.                                                                            926
                          197    Unum Group                                                                             4,513
                          956    US Bancorp                                                                            30,611
                           26    U-Store-It Trust, REIT                                                                   261
                           18    Validus Holdings, Ltd (Bermuda)                                                          447
                           66    Valley National Bancorp                                                                1,233
                           73    Ventas, Inc., REIT                                                                     3,053
                           78    Vornado Realty Trust, REIT                                                             6,518
                        1,111    Wachovia Corp.                                                                        34,019
                           46    Waddell & Reed Financial, Inc. - Class A                                               1,442
                           47    Washington Federal, Inc.                                                               1,067
                          475    Washington Mutual, Inc.                                                                7,030
                           25    Washington Real Estate Investment Trust, REIT                                            798
                           30    Webster Financial Corp.                                                                  839
                           43    Weingarten Realty Investors, REIT                                                      1,381
                        1,784    Wells Fargo & Co.                                                                     52,146
                           16    Westamerica Bancorporation                                                               757
                           13    Western Alliance Bancorp (a)                                                             156
                            4    White Mountains Insurance Group, Ltd. (Bermuda)                                        1,974
                           36    Whitney Holding Corp.                                                                    864
                           37    Wilmington Trust Corp.                                                                 1,140
                           13    Wintrust Financial Corp.                                                                 439
                           88    WR Berkley Corp.                                                                       2,534
                           98    XL Capital, Ltd. - Class A (Cayman Islands)                                            3,534
                           20    Zenith National Insurance Corp.                                                          682
                           59    Zions Bancorporation                                                                   2,817
                                                                                                            ------------------
                                                                                                                    1,299,397
                                                                                                            ------------------
                                 Health Care - 29.4%
                          861    Abbott Laboratories                                                                   46,107
                           21    Accuray, Inc. (a)                                                                        218
                           32    Advanced Medical Optics, Inc. (a)                                                        732
                          275    Aetna, Inc.                                                                           13,640
                           37    Affymetrix, Inc. (a)                                                                     710
                           28    Akorn, Inc. (a)                                                                          178
                           42    Alcon, Inc. (Switzerland)                                                              6,079
                           20    Alexion Pharmaceuticals, Inc. (a)                                                      1,212
                           32    Align Technology, Inc. (a)                                                               395
                           55    Alkermes, Inc. (a)                                                                       712
                          166    Allergan, Inc.                                                                         9,832
                           16    Alnylam Pharmaceuticals, Inc. (a)                                                        454
                           24    Alpharma, Inc. - Class A (a)                                                             604
                            9    AMAG Pharmaceuticals, Inc. (a)                                                           394
                           14    Amedisys, Inc. (a)                                                                       599
                           40    American Medical Systems Holdings, Inc. (a)                                              584
                           28    AMERIGROUP Corp. (a)                                                                   1,008
                           92    AmerisourceBergen Corp.                                                                3,838
                          602    Amgen, Inc. (a)                                                                       27,403
                           19    AMN Healthcare Services, Inc. (a)                                                        308
                           16    Amsurg Corp. (a)                                                                         385
                           71    Amylin Pharmaceuticals, Inc. (a)                                                       1,879
                            8    Analogic Corp.                                                                           468
                           13    APP Pharmaceuticals, Inc. (a)                                                            146
                           99    Applera Corp. - Applied Biosystems Group - Tracking Stock                              3,337
                           42    Applera Corp. - Celera Group - Tracking Stock (a)                                        582
                           24    Apria Healthcare Group, Inc. (a)                                                         521
                           15    Arthrocare Corp. (a)                                                                     602
                           17    Auxilium Pharmaceuticals, Inc. (a)                                                       545
                           60    Barr Pharmaceuticals, Inc. (a)                                                         2,829
                          348    Baxter International, Inc.                                                            20,539
                           34    Beckman Coulter, Inc.                                                                  2,295
                          129    Becton Dickinson & Co.                                                                11,664
                          167    Biogen Idec, Inc. (a)                                                                  9,746
                           52    BioMarin Pharmaceuticals, Inc. (a)                                                     1,978
                           10    Bio-Rad Laboratories, Inc. - Class A (a)                                                 944
                          761    Boston Scientific Corp. (a)                                                            9,581
                        1,090    Bristol-Myers Squibb Co.                                                              24,645
                           28    Brookdale Senior Living, Inc.                                                            731
                          103    Bruker BioSciences Corp. (a)                                                           1,408
                          202    Cardinal Health, Inc.                                                                 11,946
                          212    Celgene Corp. (a)                                                                     11,950
                           24    Centene Corp. (a)                                                                        430
                           36    Cephalon, Inc. (a)                                                                     2,172
                           30    Cepheid, Inc. (a)                                                                        830
                           36    Charles River Laboratories International, Inc. (a)                                     2,109
                           14    Chemed Corp.                                                                             668
                          156    Cigna Corp.                                                                            6,954
                           52    Community Health Systems, Inc. (a)                                                     1,616
                           15    Conmed Corp. (a)                                                                         404
                           24    Cooper Cos., Inc. (The)                                                                  821
                           35    Covance, Inc. (a)                                                                      2,954
                           85    Coventry Health Care, Inc. (a)                                                         4,409
                          271    Covidien, Ltd. (Bermuda)                                                              11,596
                           57    CR Bard, Inc.                                                                          5,403
                           30    Cubist Pharmaceuticals, Inc. (a)                                                         546
                           57    DaVita, Inc. (a)                                                                       2,829
                           44    Dendreon Corp. (a)                                                                       232
                           77    Dentsply International, Inc.                                                           3,006
                           10    Dionex Corp. (a)                                                                         738
                           32    Edwards Lifesciences Corp. (a)                                                         1,396
                          536    Eli Lilly & Co.                                                                       26,811
                            5    Emergency Medical Services Corp. - Class A (a)                                           124
                           13    Emeritus Corp. (a)                                                                       288
                           72    Endo Pharmaceuticals Holdings, Inc. (a)                                                1,891
                           35    ev3, Inc. (a)                                                                            309
                           52    Exelixis, Inc. (a)                                                                       332
                          117    Express Scripts, Inc. (a)                                                              6,915
                          171    Forest Laboratories, Inc. (a)                                                          6,801
                          255    Genentech, Inc. (a)                                                                   19,316
                            8    Genomic Health, Inc. (a)                                                                 153
                           28    Gen-Probe, Inc. (a)                                                                    1,339
                          145    Genzyme Corp. (a)                                                                     10,283
                          518    Gilead Sciences, Inc. (a)                                                             24,512
                           14    Haemonetics Corp. (a)                                                                    813
                           34    Halozyme Therapeutics, Inc. (a)                                                          187
                          131    Health Management Associates, Inc. - Class A (a)                                         701
                           61    Health Net, Inc. (a)                                                                   2,680
                           18    HealthExtras, Inc. (a)                                                                   496
                           43    Healthsouth Corp. (a)                                                                    691
                           24    Healthspring, Inc. (a)                                                                   421
                           19    Healthways, Inc. (a)                                                                     653
                           48    Henry Schein, Inc. (a)                                                                 2,871
                           32    Hillenbrand Industries, Inc.                                                           1,679
                           99    HLTH Corp. (a)                                                                         1,172
                           70    Hologic, Inc. (a)                                                                      4,222
                           85    Hospira, Inc. (a)                                                                      3,618
                           73    Human Genome Sciences, Inc. (a)                                                          431
                           91    Humana, Inc. (a)                                                                       6,218
                           34    Idexx Laboratories, Inc. (a)                                                           1,886
                           29    Illumina, Inc. (a)                                                                     2,100
                           32    ImClone Systems, Inc. (a)                                                              1,440
                           37    Immucor, Inc. (a)                                                                      1,103
                          106    IMS Health, Inc.                                                                       2,386
                           42    Incyte Corp. (a)                                                                         416
                           10    Integra LifeSciences Holdings Corp. (a)                                                  414
                           14    InterMune, Inc. (a)                                                                      197
                           21    Intuitive Surgical, Inc. (a)                                                           5,920
                           17    Invacare Corp.                                                                           424
                           17    inVentiv Health, Inc. (a)                                                                541
                           40    Inverness Medical Innovations, Inc. (a)                                                1,166
                           25    Invitrogen Corp. (a)                                                                   2,112
                           45    Isis Pharmaceuticals, Inc. (a)                                                           648
                        1,595    Johnson & Johnson                                                                     98,826
                           18    Kindred Healthcare, Inc. (a)                                                             380
                           29    Kinetic Concepts, Inc. (a)                                                             1,490
                          131    King Pharmaceuticals, Inc. (a)                                                         1,389
                           20    KV Pharmaceutical Co. - Class A (a)                                                      502
                           63    Laboratory Corp. of America Holdings (a)                                               4,871
                           18    Lifecell Corp. (a)                                                                       726
                           31    LifePoint Hospitals, Inc. (a)                                                            777
                           46    Lincare Holdings, Inc. (a)                                                             1,495
                           21    Magellan Health Services, Inc. (a)                                                       910
                           56    MannKind Corp. (a)                                                                       396
                           17    Martek Biosciences Corp. (a)                                                             487
                           23    Masimo Corp. (a)                                                                         737
                          159    McKesson Corp.                                                                         9,343
                           70    Medarex, Inc. (a)                                                                        651
                          294    Medco Health Solutions, Inc. (a)                                                      13,027
                           28    Medicines Co. (The) (a)                                                                  539
                           30    Medicis Pharmaceutical Corp. - Class A                                                   615
                          631    Medtronic, Inc.                                                                       31,146
                           23    Mentor Corp.                                                                             682
                        1,213    Merck & Co., Inc.                                                                     53,736
                           20    Meridian Bioscience, Inc.                                                                685
                          174    Millennium Pharmaceuticals, Inc. (a)                                                   2,434
                           29    Millipore Corp. (a)                                                                    2,027
                            8    Molina Healthcare, Inc. (a)                                                              253
                          166    Mylan, Inc.                                                                            1,965
                           23    Myriad Genetics, Inc. (a)                                                                851
                           10    Nighthawk Radiology Holdings, Inc. (a)                                                   114
                           19    NuVasive, Inc. (a)                                                                       732
                           66    Omnicare, Inc.                                                                         1,385
                           30    Onyx Pharmaceuticals, Inc. (a)                                                           820
                            8    Orthofix International NV (Netherlands Antilles) (a)                                     320
                           31    OSI Pharmaceuticals, Inc. (a)                                                          1,114
                           22    Owens & Minor, Inc.                                                                      945
                           20    Par Pharmaceutical Cos., Inc. (a)                                                        354
                           15    Parexel International Corp. (a)                                                          824
                           70    Patterson Cos., Inc. (a)                                                               2,464
                           63    PDL BioPharma, Inc. (a)                                                                1,007
                           26    Pediatrix Medical Group, Inc. (a)                                                      1,716
                           42    Perrigo Co.                                                                            1,404
                        3,815    Pfizer, Inc.                                                                          84,998
                           57    Pharmaceutical Product Development, Inc.                                               2,569
                           16    Pharmion Corp. (a)                                                                     1,145
                           23    Phase Forward, Inc. (a)                                                                  366
                           12    Progenics Pharmaceuticals, Inc. (a)                                                      184
                           37    PSS World Medical, Inc. (a)                                                              648
                           29    Psychiatric Solutions, Inc. (a)                                                          820
                           82    Quest Diagnostics, Inc.                                                                3,909
                           34    Regeneron Pharmaceuticals, Inc. (a)                                                      672
                           41    Resmed, Inc. (a)                                                                       1,660
                           40    Respironics, Inc. (a)                                                                  2,627
                           20    Sangamo Biosciences, Inc. (a)                                                            234
                           29    Savient Pharmaceuticals, Inc. (a)                                                        658
                          890    Schering-Plough Corp.                                                                 19,313
                           18    Sciele Pharma, Inc. (a)                                                                  373
                           24    Seattle Genetics, Inc. (a)                                                               216
                           58    Sepracor, Inc. (a)                                                                     1,245
                           10    Sirona Dental Systems, Inc. (a)                                                          260
                          187    St Jude Medical, Inc. (a)                                                              8,037
                           35    STERIS Corp.                                                                             862
                          172    Stryker Corp.                                                                         11,199
                           24    Sunrise Senior Living, Inc. (a)                                                          657
                           20    Techne Corp. (a)                                                                       1,368
                          257    Tenet Healthcare Corp. (a)                                                             1,236
                           26    Theravance, Inc. (a)                                                                     428
                          236    Thermo Fisher Scientific, Inc. (a)                                                    13,199
                           26    Thoratec Corp. (a)                                                                       377
                           14    TomoTherapy, Inc. (a)                                                                    184
                           10    United Therapeutics Corp. (a)                                                            842
                          722    UnitedHealth Group, Inc.                                                              33,559
                           21    Universal American Corp. (a)                                                             361
                           27    Universal Health Services, Inc. - Class B                                              1,442
                           51    Valeant Pharmaceuticals International (a)                                                701
                           17    Varian, Inc. (a)                                                                         921
                           69    Varian Medical Systems, Inc. (a)                                                       3,619
                           45    VCA Antech, Inc. (a)                                                                   1,445
                           71    Vertex Pharmaceuticals, Inc. (a)                                                       1,243
                            4    Vital Signs, Inc.                                                                        203
                           13    Volcano Corp. (a)                                                                        159
                           47    Warner Chilcott, Ltd. - Class A (Bermuda) (a)                                            793
                           55    Waters Corp. (a)                                                                       3,279
                           55    Watson Pharmaceuticals, Inc. (a)                                                       1,530
                           20    WellCare Health Plans, Inc. (a)                                                          955
                          314    WellPoint, Inc. (a)                                                                   22,005
                           19    Wright Medical Group, Inc. (a)                                                           500
                          739    Wyeth                                                                                 32,235
                           12    XenoPort, Inc. (a)                                                                       614
                          131    Zimmer Holdings, Inc. (a)                                                              9,863
                           21    Zymogenetics, Inc. (a)                                                                   210
                                                                                                            ------------------
                                                                                                                      949,583
                                                                                                            ------------------
                                 Industrials - 7.7%
                           24    ABM Industries, Inc.                                                                     477
                           14    Administaff, Inc.                                                                        345
                           10    Advisory Board Co. (The) (a)                                                             556
                           40    Aecom Technology Corp. (a)                                                             1,037
                           49    Airtran Holdings, Inc. (a)                                                               354
                           23    Alaska Air Group, Inc. (a)                                                               561
                           23    Alexander & Baldwin, Inc.                                                              1,013
                            8    Allegiant Travel Co. (a)                                                                 218
                          155    Allied Waste Industries, Inc. (a)                                                      1,603
                            4    Amerco, Inc. (a)                                                                         208
                           24    American Commercial Lines, Inc. (a)                                                      408
                           21    American Reprographics Co. (a)                                                           340
                          126    AMR Corp. (a)                                                                          1,614
                           16    Apogee Enterprises, Inc.                                                                 246
                           12    Arkansas Best Corp.                                                                      321
                            9    Atlas Air Worldwide Holdings, Inc. (a)                                                   455
                           55    Avis Budget Group, Inc. (a)                                                              629
                           22    Brink's Co. (The)                                                                      1,472
                          171    Burlington Northern Santa Fe Corp.                                                    15,010
                           93    CH Robinson Worldwide, Inc.                                                            4,722
                           15    Chart Industries, Inc. (a)                                                               515
                           42    ChoicePoint, Inc. (a)                                                                  2,033
                           74    Cintas Corp.                                                                           2,130
                            9    Clean Harbors, Inc. (a)                                                                  554
                            8    Consolidated Graphics, Inc. (a)                                                          426
                           52    Continental Airlines, Inc. - Class B (a)                                               1,257
                           25    Con-way, Inc.                                                                          1,133
                           36    Copart, Inc. (a)                                                                       1,500
                           20    Corporate Executive Board Co.                                                            812
                           66    Corrections Corp. of America (a)                                                       1,773
                           10    CoStar Group, Inc. (a)                                                                   415
                           58    Covanta Holding Corp. (a)                                                              1,663
                          231    CSX Corp.                                                                             11,208
                          148    Delta Air Lines, Inc. (a)                                                              1,976
                           28    Deluxe Corp.                                                                             583
                           12    Dollar Thrifty Automotive Group (a)                                                      172
                           38    Donaldson Co., Inc.                                                                    1,602
                           32    Dun & Bradstreet Corp.                                                                 2,795
                           23    Eagle Bulk Shipping, Inc. (Marshall Island)                                              612
                           34    EMCOR Group, Inc. (a)                                                                    819
                           72    Equifax, Inc.                                                                          2,464
                            8    Excel Maritime Carriers, Ltd. (Liberia)                                                  255
                          116    Expeditors International Washington, Inc.                                              4,561
                           76    Fastenal Co.                                                                           3,090
                          158    FedEx Corp.                                                                           13,925
                            5    First Advantage Corp. - Class A (a)                                                       99
                           49    Fluor Corp.                                                                            6,823
                           17    Forward Air Corp.                                                                        499
                           78    Foster Wheeler, Ltd. (Bermuda) (a)                                                     5,105
                           32    FTI Consulting, Inc. (a)                                                               2,032
                           12    G&K Services, Inc. - Class A                                                             459
                           25    GATX Corp.                                                                               900
                           17    Genco Shipping & Trading, Ltd. (Marshall Island)                                         991
                           20    Genesee & Wyoming, Inc. - Class A (a)                                                    620
                           27    Geo Group, Inc. (The) (a)                                                                721
                           19    Granite Construction, Inc.                                                               574
                            9    H&E Equipment Services, Inc. (a)                                                         140
                           20    Healthcare Services Group                                                                396
                           33    Heartland Express, Inc.                                                                  461
                           10    Heidrick & Struggles International, Inc.                                                 342
                           72    Hertz Global Holdings, Inc. (a)                                                          859
                           13    Horizon Lines, Inc. -Class A                                                             262
                           21    HUB Group, Inc. - Class A (a)                                                            630
                           10    Huron Consulting Group, Inc. (a)                                                         531
                           16    IHS, Inc. - Class A (a)                                                                  986
                           15    Innerworkings, Inc. (a)                                                                  207
                           16    Interline Brands, Inc. (a)                                                               284
                           66    Jacobs Engineering Group, Inc. (a)                                                     5,299
                           56    JB Hunt Transport Services, Inc.                                                       1,533
                           90    JetBlue Airways Corp. (a)                                                                491
                           42    Kansas City Southern (a)                                                               1,504
                           91    KBR, Inc.                                                                              3,033
                           13    Kelly Services, Inc. - Class A                                                           250
                           13    Kenexa Corp. (a)                                                                         263
                           29    Kirby Corp. (a)                                                                        1,307
                           30    Knight Transportation, Inc.                                                              444
                           23    Korn/Ferry International (a)                                                             388
                           30    Landstar System, Inc.                                                                  1,391
                           10    Layne Christensen Co. (a)                                                                400
                           35    Lennox International, Inc.                                                             1,317
                           46    Manpower, Inc.                                                                         2,608
                           12    Mcgrath Rentcorp                                                                         251
                           63    Monster Worldwide, Inc. (a)                                                            1,675
                           26    MSC Industrial Direct Co. - Class A                                                    1,055
                           23    Navigant Consulting, Inc. (a)                                                            375
                           43    Navios Maritime Holdings, Inc. (Marshall Island)                                         478
                          218    Norfolk Southern Corp.                                                                11,530
                          128    Northwest Airlines Corp. (a)                                                           1,719
                           18    Old Dominion Freight Line, Inc. (a)                                                      491
                           66    Pall Corp.                                                                             2,598
                           54    Pentair, Inc.                                                                          1,761
                           11    Perini Corp. (a)                                                                         412
                           29    PHH Corp. (a)                                                                            587
                           20    Republic Airways Holdings, Inc. (a)                                                      391
                           93    Republic Services, Inc.                                                                2,839
                           25    Resources Connection, Inc. (a)                                                           403
                           91    Robert Half International, Inc.                                                        2,452
                           28    Rollins, Inc.                                                                            494
                          119    RR Donnelley & Sons Co.                                                                3,788
                           26    RSC Holdings, Inc. (a)                                                                   293
                           33    Ryder System, Inc.                                                                     1,901
                           35    Skywest, Inc.                                                                            774
                          403    Southwest Airlines Co.                                                                 4,941
                           48    Stericycle, Inc. (a)                                                                   2,587
                            9    TAL International Group, Inc.                                                            188
                           22    TeleTech Holdings, Inc. (a)                                                              497
                           31    Tetra Tech, Inc. (a)                                                                     585
                           97    Trane, Inc.                                                                            4,370
                           26    TrueBlue, Inc. (a)                                                                       325
                           63    UAL Corp.                                                                              1,909
                          144    Union Pacific Corp.                                                                   17,965
                          377    United Parcel Service, Inc. - Class B                                                 26,480
                           40    United Rentals, Inc. (a)                                                                 804
                           43    URS Corp. (a)                                                                          1,732
                           46    US Airways Group, Inc. (a)                                                               570
                           11    Viad Corp.                                                                               381
                           37    Waste Connections, Inc. (a)                                                            1,123
                          286    Waste Management, Inc.                                                                 9,389
                           23    Watson Wyatt Worldwide, Inc. - Class A                                                 1,220
                           29    Werner Enterprises, Inc.                                                                 516
                           37    WW Grainger, Inc.                                                                      2,725
                           31    YRC Worldwide, Inc. (a)                                                                  427
                                                                                                            ------------------
                                                                                                                      249,012
                                                                                                            ------------------
                                 Information Technology - 5.2%
                           37    Acxiom Corp.                                                                             470
                           43    Alliance Data Systems Corp. (a)                                                        2,177
                           67    Arrow Electronics, Inc. (a)                                                            2,185
                          294    Automatic Data Processing, Inc.                                                       11,745
                           81    Avnet, Inc. (a)                                                                        2,731
                            7    Bankrate, Inc. (a)                                                                       296
                           24    Blackbaud, Inc.                                                                          627
                           14    Blackboard, Inc. (a)                                                                     403
                           76    Broadridge Financial Solutions, Inc.                                                   1,455
                           16    CACI International, Inc. - Class A (a)                                                   699
                           21    Checkpoint Systems, Inc. (a)                                                             508
                            3    comScore, Inc. (a)                                                                        62
                           75    Convergys Corp. (a)                                                                    1,083
                            9    Dice Holdings, Inc. (a)                                                                   65
                           22    Digital River, Inc. (a)                                                                  718
                           28    DST Systems, Inc. (a)                                                                  1,967
                          648    eBay, Inc. (a)                                                                        17,081
                           19    Equinix, Inc. (a)                                                                      1,318
                           25    Euronet Worldwide, Inc. (a)                                                              540
                           24    Factset Research Systems, Inc.                                                         1,263
                           31    Fair Isaac Corp.                                                                         719
                          105    Fidelity National Information Services, Inc.                                           4,357
                           91    Fiserv, Inc. (a)                                                                       4,788
                           38    Gartner, Inc. (a)                                                                        719
                           20    Genpact, Ltd. (Bermuda) (a)                                                              305
                           25    Global Cash Access Holdings, Inc. (a)                                                    132
                           43    Global Payments, Inc.                                                                  1,706
                          130    Google, Inc. - Class A (a)                                                            61,253
                           55    Hewitt Associates, Inc. - Class A (a)                                                  2,170
                           80    Ingram Micro, Inc. - Class A (a)                                                       1,222
                           26    Insight Enterprises, Inc. (a)                                                            456
                           27    Internap Network Services Corp. (a)                                                      189
                           99    Iron Mountain, Inc. (a)                                                                2,978
                           45    Jack Henry & Associates, Inc.                                                          1,059
                           23    Limelight Networks, Inc. (a)                                                             108
                           11    LoopNet, Inc. (a)                                                                        132
                           38    Mastercard, Inc. - Class A                                                             7,220
                           12    MAXIMUS, Inc.                                                                            436
                           21    Mettler Toledo International, Inc. (a)                                                 2,052
                            5    MicroStrategy, Inc. - Class A (a)                                                        333
                           45    MoneyGram International, Inc.                                                            165
                           56    MPS Group, Inc. (a)                                                                      638
                           53    NAVTEQ Corp. (a)                                                                       3,972
                           41    Omniture, Inc. (a)                                                                       942
                          185    Paychex, Inc.                                                                          5,820
                           56    RealNetworks, Inc. (a)                                                                   328
                           23    SRA International, Inc. - Class A (a)                                                    552
                           11    Synchronoss Technologies, Inc. (a)                                                       177
                            9    SYNNEX Corp. (a)                                                                         187
                            7    Syntel, Inc.                                                                             191
                           30    Tech Data Corp. (a)                                                                    1,001
                          108    Total System Services, Inc.                                                            2,401
                           54    Valueclick, Inc. (a)                                                                   1,043
                           22    VistaPrint Ltd. (Bermuda) (a)                                                            691
                            5    WebMD Health Corp. - Class A (a)                                                         139
                          412    Western Union Co. (The)                                                                8,570
                           22    Wright Express Corp. (a)                                                                 637
                                                                                                            ------------------
                                                                                                                      167,181
                                                                                                            ------------------
                                 Materials - 0.0%
                           14    Metal Management, Inc.                                                                   849
                                                                                                            ------------------

                                 Telecommunication Services - 0.0%
                           31    Premiere Global Services, Inc. (a)                                                       438
                                                                                                            ------------------

                                 Total Common Stock - 99.9%
                                 (Cost $3,750,958)                                                                  3,230,159
                                                                                                            ------------------

                                 Exchange - Traded Funds - 0.3%
                           71    SPDR Trust Series 1
                                 (cost $9,667)                                                                          9,501
                                                                                                            ------------------

                                 Total Investments - 100.2%
                                 (Cost $3,760,625)                                                                  3,239,660
                                 Liabilities in excess of Other Assets- (0.2%)                                         (4,771)
                                                                                                            ------------------
                                 Net Assets - 100.0%                                                              $ 3,234,889
                                                                                                            ==================


REIT - Real Estate Investment Trust

(a)    Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

-------------------------------------------------------------------------------
                              Country Allocation*
-------------------------------------------------------------------------------
United States                                                            97.5%
Bermuda                                                                   1.3%
Cayman Islands                                                            0.4%
Panama                                                                    0.3%
Switzerland                                                               0.2%
Liberia                                                                   0.1%
Marshall Island                                                           0.1%
Puerto Rico                                                               0.1%
Canada                                                                    0.0%
Netherlands Antilles                                                      0.0%
-------------------------------------------------------------------------------

           * Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2007.

UBD | CLAYMORE U.S. CAPITAL MARKETS BOND ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)

         PRINCIPAL
          AMOUNT      DESCRIPTION                                           RATING (S&P)*   COUPON     MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------------

                      LONG-TERM INVESTMENTS -- 97.2%
                      CORPORATE BONDS -- 29.6%
                      BANKING -- 2.2%
             $ 25,000 Bank of America Corp.                                 AA              5.625%     10/14/16          $ 25,689
                5,000 Bank of America Corp.                                 AA              5.750%     12/01/17             5,110
                5,000 BB&T Corp.                                            A               5.250%     11/01/19             4,550
                7,000 National City Corp.                                   A               3.125%     04/30/09             6,889
               10,000 PNC Funding Corp.                                     A               7.500%     11/01/09            10,681
               25,000 Wachovia Corp.                                        A+              5.250%     08/01/14            25,050
               25,000 Wells Fargo & Co.                                     AA+             4.875%     01/12/11            25,662
                5,000 Wells Fargo & Co.                                     AA+             5.250%     10/23/12             5,251
                                                                                                                ------------------
                                                                                                                          108,882
                                                                                                                ------------------

                      CONSUMER DISCRETIONARY -- 3.8%
                3,000 CBS Corp.                                             BBB             7.875%     07/30/30             3,028
               31,000 Comcast Cable Communications Holdings, Inc.           BBB+            8.375%     03/15/13            34,807
                5,000 Comcast Cable Communications LLC                      BBB+            7.125%     06/15/13             5,393
               10,000 COX Communications, Inc.                              BBB-            5.450%     12/15/14             9,977
               20,000 Daimler Finance North America LLC                     BBB+            7.200%     09/01/09            20,990
                2,000 Daimler Finance North America LLC                     BBB+            8.500%     01/18/31             2,434
                6,000 Historic TW, Inc.                                     BBB+            9.125%     01/15/13             6,822
               10,000 Home Depot, Inc.                                      BBB+            5.200%     03/01/11            10,118
                5,000 Home Depot, Inc.                                      BBB+            5.400%     03/01/16             4,712
               17,000 Macys Retail Holdings, Inc.                           BBB-            5.350%     03/15/12            16,497
                2,000 McDonald's Corp.                                      A               6.300%     10/15/37             2,046
                4,000 Mohawk Industries, Inc.                               BBB-            6.125%     01/15/16             3,942
               10,000 News America, Inc.                                    BBB+            6.400%     12/15/35             9,793
                6,000 Omnicom Group, Inc.                                   A-              5.900%     04/15/16             5,924
                6,000 Thomson Corp. (Canada)                                A-              5.700%     10/01/14             6,219
                6,000 Time Warner Cable, Inc.                               BBB+            5.850%     05/01/17             5,928
               10,000 Time Warner, Inc.                                     BBB+            6.750%     04/15/11            10,474
                5,000 Time Warner, Inc.                                     BBB+            7.625%     04/15/31             5,330
                4,000 Viacom, Inc.                                          BBB             6.875%     04/30/36             3,825
               20,000 Walt Disney Co.                                       A               6.375%     03/01/12            21,897
                                                                                                                ------------------
                                                                                                                          190,156
                                                                                                                ------------------

                      CONSUMER STAPLES -- 2.2%
                5,000 Altria Group, Inc.                                    BBB             7.000%     11/04/13             5,806
                6,000 Bottling Group LLC                                    A               5.500%     04/01/16             6,250
                7,000 Coca-Cola Enterprises, Inc.                           A               8.500%     02/01/22             8,899
               10,000 CVS Caremark Corp.                                    BBB+            5.750%     06/01/17            10,317
               20,000 Kellogg Co.                                           BBB+            6.600%     04/01/11            21,572
               10,000 Kimberly-Clark Corp.                                  A+              6.125%     08/01/17            10,890
               10,000 Kraft Foods, Inc.                                     BBB+            5.625%     11/01/11            10,418
                5,000 Kroger Co.                                            BBB-            6.400%     08/15/17             5,309
                6,000 Miller Brewing Co., 144A                              BBB+            5.500%     08/15/13             6,403
               20,000 Procter & Gamble Co.                                  AA-             5.550%     03/05/37            19,829
                5,000 Safeway, Inc.                                         BBB-            5.800%     08/15/12             5,304
                                                                                                                ------------------
                                                                                                                          110,997
                                                                                                                ------------------

                      ENERGY -- 1.5%
               10,000 Anadarko Petroleum Corp.                              BBB-            5.950%     09/15/16            10,382
                2,000 Apache Corp.                                          A-              6.000%     01/15/37             2,011
               10,000 ConocoPhillips Holding Co.                            A               6.950%     04/15/29            11,482
               10,000 Devon Financing Corp. ULC                             BBB             6.875%     09/30/11            11,003
                5,000 Enterprise Products Operating LP                      BBB-            5.600%     10/15/14             5,088
               13,000 Hess Corp.                                            BBB-            6.650%     08/15/11            14,177
                7,000 ONEOK Partners LP                                     BBB             6.150%     10/01/16             7,173
                7,000 Transocean, Inc. (Ivory Coast)                        BBB+            6.000%     03/15/18             7,311
                3,000 Valero Energy Corp.                                   BBB             6.625%     06/15/37             2,956
                5,000 XTO Energy, Inc.                                      BBB             6.750%     08/01/37             5,327
                                                                                                                ------------------
                                                                                                                           76,910
                                                                                                                ------------------

                      FINANCIAL -- 10.9%
                5,000 Allstate Corp.                                        A+              5.550%     05/09/35             4,405
               10,000 American Express Co.                                  A+              5.500%     09/12/16             9,842
               15,000 American General Finance Corp.                        A+              3.875%     10/01/09            14,984
                6,000 American International Group, Inc.                    AA              5.850%     01/16/18             5,986
               25,000 Bear Stearns Cos., Inc.                               A               4.500%     10/28/10            24,655
               10,000 Bear Stearns Cos., Inc.                               A               5.700%     11/15/14             9,557
               25,000 Berkshire Hathaway Finance Corp.                      AAA             4.125%     01/15/10            25,605
                5,000 Capital One Financial Corp.                           BBB             6.150%     09/01/16             4,532
                2,000 Chubb Corp.                                           A               6.000%     05/11/37             1,862
                5,000 Cigna Corp.                                           BBB+            7.875%     05/15/27             5,390
               10,000 Citigroup, Inc.                                       AA-             5.300%     10/17/12            10,293
               15,000 Citigroup, Inc.                                       AA-             6.125%     11/21/17            15,398
                5,000 Citigroup, Inc.                                       A+              6.625%     06/15/32             4,879
               25,000 Credit Suisse USA, Inc.                               AA-             6.125%     11/15/11            26,817
                5,000 GE Insurance Solutions Corp.                          A               7.000%     02/15/26             5,257
               25,000 General Electric Capital Corp.                        AAA             5.250%     10/19/12            26,131
               15,000 General Electric Capital Corp.                        AAA             5.375%     10/20/16            15,221
               10,000 General Electric Capital Corp.                        AAA             5.875%     02/15/12            10,670
               18,000 General Electric Capital Corp.                        AAA             6.750%     03/15/32            19,358
               25,000 Goldman Sachs Group, Inc.                             AA-             6.125%     02/15/33            23,382
                5,000 HSBC Finance Corp.                                    AA-             5.000%     06/30/15             4,825
               25,000 HSBC Finance Corp.                                    AA-             6.375%     10/15/11            26,262
                5,000 Jefferies Group, Inc.                                 BBB+            6.250%     01/15/36             4,124
               20,000 John Deere Capital Corp.                              A               7.000%     03/15/12            22,454
               25,000 JPMorgan Chase & Co.                                  A+              5.150%     10/01/15            24,936
                3,000 JPMorgan Chase & Co.                                  AA-             6.000%     01/15/18             3,113
                5,000 JPMorgan Chase & Co.                                  A+              7.000%     11/15/09             5,305
               25,000 Lehman Brothers Holdings, Inc.                        A+              4.500%     07/26/10            25,018
               20,000 Lehman Brothers Holdings, Inc.                        A+              6.000%     07/19/12            20,561
                5,000 Marsh & McLennan Cos., Inc.                           BBB-            5.375%     07/15/14             5,079
               15,000 Merrill Lynch & Co., Inc.                             A+              6.400%     08/28/17            15,347
               10,000 MetLife, Inc.                                         A               5.700%     06/15/35             8,789
               25,000 Morgan Stanley                                        A+              4.750%     04/01/14            24,096
                9,000 Morgan Stanley                                        AA-             5.300%     03/01/13             9,281
               35,000 National Rural Utilities Cooperative Finance Corp.    A               7.250%     03/01/12            38,624
                5,000 Principal Financial Group, Inc.                       A               6.050%     10/15/36             4,565
                5,000 Prologis                                              BBB+            5.625%     11/15/16             4,598
                6,000 Prudential Financial, Inc.                            A+              6.000%     12/01/17             6,148
                5,000 Realty Income Corp.                                   BBB             6.750%     08/15/19             4,949
                5,000 Simon Property Group LP                               A-              5.250%     12/01/16             4,578
                5,000 Travelers Cos., Inc.                                  A-              6.250%     06/15/37             4,843
               10,000 Unilever Capital Corp.                                A+              7.125%     11/01/10            11,018
                                                                                                                ------------------
                                                                                                                          542,737
                                                                                                                ------------------

                      GAS TRANSMISSION -- 0.4%
                2,000 Energy Transfer Partners LP                           BBB-            6.625%     10/15/36             1,900
               10,000 Kinder Morgan Energy Partners LP                      BBB             5.000%     12/15/13             9,952
                5,000 Spectra Energy Capital LLC                            BBB             8.000%     10/01/19             5,735
                4,000 Williams Cos., Inc.                                   BB+             8.750%     03/15/32             4,710
                                                                                                                ------------------
                                                                                                                           22,297
                                                                                                                ------------------

                      HEALTHCARE -- 2.8%
               25,000 Abbott Laboratories                                   AA              5.600%     05/15/11            26,714
               10,000 Abbott Laboratories                                   AA              5.875%     05/15/16            10,748
                6,000 Aetna, Inc.                                           A-              6.000%     06/15/16             6,156
               10,000 Bristol-Myers Squibb Co.                              A+              5.875%     11/15/36             9,657
                4,000 Humana, Inc.                                          BBB             6.450%     06/01/16             4,128
               25,000 Merck & Co, Inc.                                      AA-             4.750%     03/01/15            25,642
                7,000 Schering-Plough Corp.                                 A-              6.000%     09/15/17             7,325
                4,000 Teva Pharmaceutical Finance LLC                       BBB             6.150%     02/01/36             3,973
               25,000 UnitedHealth Group, Inc.                              A-              5.250%     03/15/11            25,711
               10,000 WellPoint, Inc.                                       A-              5.250%     01/15/16             9,779
               10,000 Wyeth                                                 A+              5.950%     04/01/37             9,837
                                                                                                                ------------------
                                                                                                                          139,670
                                                                                                                ------------------

                      INDUSTRIALS -- 0.4%
                5,000 Caterpillar, Inc.                                     A               6.050%     08/15/36             5,075
                5,000 Lockheed Martin Corp.                                 A-              6.150%     09/01/36             5,122
               10,000 United Technologies Corp.                             A               4.875%     05/01/15            10,229
                                                                                                                ------------------
                                                                                                                           20,426
                                                                                                                ------------------

                      INFORMATION TECHNOLOGY -- 1.0%
                5,000 Cisco Systems, Inc.                                   A+              5.250%     02/22/11             5,254
                2,000 Cisco Systems, Inc.                                   A+              5.500%     02/22/16             2,066
               35,000 International Business Machines Corp.                 A+              4.750%     11/29/12            36,627
                6,000 Oracle Corp.                                          A               5.250%     01/15/16             6,100
                                                                                                                ------------------
                                                                                                                           50,047
                                                                                                                ------------------

                      MATERIALS -- 0.2%
               10,000 Weyerhaeuser Co.                                      BBB             6.750%     03/15/12            10,391
                                                                                                                ------------------

                      SPECIAL PURPOSE -- 0.1%
                6,000 Western Union Co.                                     A-              5.930%     10/01/16             6,076
                                                                                                                ------------------

                      TELECOMMUNICATIONS -- 1.8%
               25,000 AT&T, Inc.                                            A               5.100%     09/15/14            25,374
                5,000 AT&T, Inc.                                            A               5.625%     06/15/16             5,114
                5,000 Embarq Corp.                                          BBB-            7.082%     06/01/16             4,978
               20,000 New Cingular Wireless Services, Inc.                  A               7.875%     03/01/11            22,090
               10,000 Sprint Capital Corp.                                  BBB-            6.875%     11/15/28             7,000
               18,000 Verizon Global Funding Corp.                          A               7.375%     09/01/12            20,244
                5,000 Verizon Global Funding Corp.                          A               7.750%     12/01/30             5,697
                                                                                                                ------------------
                                                                                                                           90,497
                                                                                                                ------------------

                      RAIL TRANSPORTATION -- 0.2%
                4,000 CSX Corp.                                             BBB-            6.150%     05/01/37             3,643
                4,000 Norfolk Southern Corp.                                BBB+            7.050%     05/01/37             4,363
                                                                                                                ------------------
                                                                                                                            8,006
                                                                                                                ------------------

                      UTILITY -- 2.1%
               13,000 Arizona Public Service Co.                            BBB-            6.375%     10/15/11            13,829
                7,000 Commonwealth Edison Co.                               BBB             5.950%     08/15/16             7,244
                7,000 Consolidated Edison Co. of New York, Inc.             A               5.500%     09/15/16             7,226
                7,000 Constellation Energy Group, Inc.                      BBB+            4.550%     06/15/15             6,396
                5,000 Duke Energy Ohio, Inc.                                A-              5.700%     09/15/12             5,308
                4,000 Energy East Corp.                                     BBB             6.750%     07/15/36             4,070
                5,000 FirstEnergy Corp.                                     BBB-            7.375%     11/15/31             5,454
                5,000 Indiana Michigan Power Co.                            BBB             6.050%     03/15/37             4,701
               10,000 Midamerican Energy Holdings Co.                       BBB+            6.125%     04/01/36             9,925
                5,000 Pacific Gas & Electric Co.                            BBB+            6.050%     03/01/34             4,973
                7,000 Pepco Holdings, Inc.                                  BBB-            6.450%     08/15/12             7,532
                3,000 Progress Energy, Inc.                                 BBB             6.850%     04/15/12             3,286
               13,000 Progress Energy, Inc.                                 BBB             7.100%     03/01/11            14,097
                7,000 Southern Power Co.                                    BBB+            4.875%     07/15/15             6,787
                5,000 Virginia Electric and Power Co.                       A-              6.000%     05/15/37             4,938
                                                                                                                ------------------
                                                                                                                          105,766
                                                                                                                ------------------
                      TOTAL CORPORATE BONDS - 29.6%
                      (Cost $1,487,444)                                                                                 1,482,858
                                                                                                                ------------------

                      U.S. GOVERNMENT AND AGENCY SECURITIES - 67.6%
                      MORTGAGE BACKED SECURITIES-- 33.8%
              275,000 Fannie Mae                                            NR              4.500%     04/15/38           262,453
              375,000 Fannie Mae (a)                                        NR              5.000%          TBA           379,102
              560,000 Fannie Mae (a)                                        NR              5.500%          TBA           572,250
              475,000 Fannie Mae                                            NR              5.500%     04/15/38           476,781
                                                                                                                ------------------
                                                                                                                        1,690,586
                                                                                                                ------------------

                      U.S. GOVERNMENT AGENCY SECURITIES -- 10.1%
               20,000 Fannie Mae                                            AAA             4.250%     05/15/09            20,464
               70,000 Fannie Mae                                            AAA             5.375%     07/15/16            76,083
               10,000 Fannie Mae                                            AAA             5.500%     03/15/11            10,740
               60,000 Fannie Mae                                            AAA             6.000%     05/15/11            65,668
                3,000 Fannie Mae                                            AAA             6.625%     11/15/30             3,657
               20,000 Federal Farm Credit Bank                              AAA             4.875%     02/18/11            21,168
               20,000 Federal Home Loan Bank System                         AAA             3.875%     06/14/13            20,419
               30,000 Federal Home Loan Bank System                         AAA             4.625%     02/18/11            31,778
               20,000 Federal Home Loan Bank System                         AAA             4.750%     12/16/16            20,821
               25,000 Federal Home Loan Bank System                         AAA             4.875%     11/18/11            26,664
               35,000 Federal Home Loan Bank System                         AAA             5.000%     09/18/09            36,455
               40,000 Freddie Mac                                           AAA             4.250%     07/15/09            41,059
               60,000 Freddie Mac                                           AAA             4.500%     01/15/14            62,950
               19,000 Freddie Mac                                           AAA             6.250%     07/15/32            22,323
               40,000 Freddie Mac                                           Aaa             6.625%     09/15/09            42,616
                                                                                                                ------------------
                                                                                                                          502,865
                                                                                                                ------------------

                      U.S. TREASURY SECURITIES-- 23.7%
                5,000 United States Treasury Note/Bond                      NR              3.500%     02/15/10             5,178
               25,000 United States Treasury Note/Bond                      NR              3.625%     05/15/13            26,283
                8,000 United States Treasury Note/Bond                      NR              3.875%     02/15/13             8,511
               40,000 United States Treasury Note/Bond                      NR              4.000%     08/31/09            41,431
              115,000 United States Treasury Note/Bond                      NR              4.000%     04/15/10           120,597
               15,000 United States Treasury Note/Bond                      NR              4.000%     11/15/12            16,031
               45,000 United States Treasury Note/Bond                      NR              4.000%     02/15/14            48,066
               26,000 United States Treasury Note/Bond                      NR              4.250%     11/15/13            28,147
               25,000 United States Treasury Note/Bond                      NR              4.250%     08/15/14            26,992
                5,000 United States Treasury Note/Bond                      NR              4.250%     11/15/17             5,286
               15,000 United States Treasury Note/Bond                      NR              4.500%     11/30/11            16,271
               50,000 United States Treasury Note/Bond                      NR              4.500%     02/15/36            50,637
               40,000 United States Treasury Note/Bond                      NR              4.625%     11/15/16            43,606
               30,000 United States Treasury Note/Bond                      NR              4.750%     02/28/09            30,898
               40,000 United States Treasury Note/Bond                      NR              4.750%     08/15/17            43,850
              140,000 United States Treasury Note/Bond                      NR              4.875%     05/31/09           145,698
               20,000 United States Treasury Note/Bond                      NR              4.875%     02/15/12            22,056
               20,000 United States Treasury Note/Bond                      NR              5.000%     08/15/11            21,981
               27,000 United States Treasury Note/Bond                      NR              5.125%     05/15/16            30,413
               14,000 United States Treasury Note/Bond                      NR              5.750%     08/15/10            15,350
              110,000 United States Treasury Note/Bond                      NR              6.000%     08/15/09           117,004
                6,000 United States Treasury Note/Bond                      NR              6.125%     08/15/29             7,435
               50,000 United States Treasury Note/Bond                      NR              6.250%     08/15/23            61,465
               23,000 United States Treasury Note/Bond                      NR              6.375%     08/15/27            29,029
               47,000 United States Treasury Note/Bond                      NR              6.625%     02/15/27            60,762
                3,000 United States Treasury Note/Bond                      NR              7.875%     02/15/21             4,155
               45,000 United States Treasury Note/Bond                      NR              8.000%     11/15/21            63,345
               16,000 United States Treasury Note/Bond                      NR              8.750%     08/15/20            23,488
               25,000 United States Treasury Note/Bond                      NR              8.875%     02/15/19            36,301
               25,000 United States Treasury Note/Bond                      NR              9.125%     05/15/18            36,521
                                                                                                                ------------------
                                                                                                                        1,186,787
                                                                                                                ------------------
                      TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 67.6%
                      (Cost $3,353,940)                                                                                 3,380,238
                                                                                                                ------------------

                      TOTAL INVESTMENTS - 97.2%
                      (Cost $4,841,384)                                                                                 4,863,096
                      Other Assets in excess of Liabilities - 2.8%                                                        138,743
                                                                                                                ------------------
                      NET ASSETS - 100.0%                                                                             $ 5,001,839
                                                                                                                ==================


     LLC -            Limited Liability Company
     LP -             Limited Partnership
     TBA -            To be announced, maturity date has not yet been
                      established. Upon settlement and delivery of the mortgage
                      pools, maturity dates will be assigned.
     ULC -            Unlimited Liability Company

     144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008 these securities amounted to $6,403 which represents 0.1% of net assets.

     (a) Security purchased on a forward commitment basis.

     Securities are classified by sectors that represent broad groupings of related industries.

     *For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.

     Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

     See previously submitted prospectus.

     ----------------------------------------------------------------------
                               Country Allocation*
     ----------------------------------------------------------------------
     United States                                                   99.7%
     Ivory Coast                                                      0.2%
     Canada                                                           0.1%
     ----------------------------------------------------------------------
      * Subject to change daily.  Based on total investments.

ULQ|CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL AMOUNT   DESCRIPTION                                 RATING (S&P)*       YIELD/COUPON         MATURITY            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     Short-Term Investments  - 100.3%
                     COMMERCIAL PAPER - 55.9%
         187,000     American Honda Finance                            A-1              2.624%            4/02/08         $ 186,467
         187,000     Bank of America                                   A-1+             2.735%            4/07/08           186,389
         187,000     Bank of Scotland                                  A-1+             2.790%            3/25/08           186,596
         187,000     CBA Finance                                       A-1+             2.729%            4/15/08           186,271
         187,000     Dexia                                             A-1+             2.947%            4/07/08           186,396
         187,000     ING Funding                                       A-1+             2.555%            3/04/08           186,936
         187,000     JP Morgan Chase                                   A-1+             2.820%            5/08/08           185,899
         187,000     National Australia Funding                        A-1+             2.639%            3/13/08           186,792
         187,000     Nordea                                            A-1+             2.789%            4/04/08           186,437
         187,000     Rabobank                                          A-1+             2.520%            3/03/08           186,953
         187,000     Santander Centro                                  A-1+             2.844%            4/09/08           186,359
         187,000     Societe Generale                                  A-1+             2.893%            4/07/08           186,396
         187,000     Svenska Handelsbanken, Inc.                       A-1+             2.899%            5/19/08           185,738
         187,000     Swedbank                                          A-1              2.836%            4/04/08           186,437
         187,000     UBS Finance                                       A-1+             2.766%            4/11/08           186,332
                                                                                                                     ---------------
                                                                                                                          2,796,398
                                                                                                                     ---------------

                    CORPORATE BONDS - 3.8%
          32,000     Bank One Corp.                                   AA-               6.000%            8/01/08            32,297
          32,000     Daimler Finance LLC                              BBB+              4.050%            6/04/08            32,037
          32,000     General Electric Capital Corp.                   AAA               3.500%            5/01/08            32,009
          32,000     HSBC Finance Corp.                               AA-               6.400%            6/17/08            32,226
          32,000     Wachovia Corp.                                   AA-               3.500%            8/15/08            31,988
          32,000     Wells Fargo & Co.                                AA+               3.500%            4/04/08            31,992
                                                                                                                     ---------------
                                                                                                                            192,549
                                                                                                                     ---------------

         U.S. GOVERNMENT AND AGENCY SECURITIES - 43.3%
         130,000     Federal Home Loan Bank Discount Notes             A-1+             2.401%            3/19/08           129,861
         130,000     Federal Home Loan Bank Discount Notes             A-1+             2.463%            4/23/08           129,540
         130,000     Federal Home Loan Bank Discount Notes             A-1+             2.171%            5/16/08           129,337
         130,000     Freddie Mac Discount Notes                        A-1+             2.501%            4/04/08           129,711
         130,000     Freddie Mac Discount Notes                        A-1+             2.492%            4/14/08           129,621
         105,000     Freddie Mac                                       AAA              5.125%            10/15/08          106,745
         104,000     Fannie Mae                                        AAA              2.875%            5/19/08           104,009
         104,000     Fannie Mae                                        AAA              3.250%            8/15/08           104,270
         104,000     Fannie Mae                                        AAA              3.375%            12/15/08          104,781
         104,000     Fannie Mae                                        AAA              5.125%            9/02/08           105,311
         104,000     Fannie Mae                                        AAA              5.250%            6/15/08           104,716
         101,000     U.S. Treasury Bill                                AAA              1.959%            3/20/08           100,899
         101,000     U.S. Treasury Bill                                AAA              2.051%            4/17/08           100,743
         101,000     U.S. Treasury Bill                                AAA              2.088%            5/15/08           100,629
         101,000     U.S. Treasury Bill                                AAA              2.023%            6/12/08           100,487
         101,000     U.S. Treasury Bill                                AAA              1.982%            7/17/08           100,321
          64,000     U.S. Treasury Note                                AAA              3.125%            9/15/08            64,450
          64,000     U.S. Treasury Note                                AAA              3.250%            8/15/08            64,415
          64,000     U.S. Treasury Note                                AAA              4.875%            8/31/08            64,945
          64,000     U.S. Treasury Note                                AAA              5.000%            7/31/08            64,825
          64,000     U.S. Treasury Note                                AAA              5.125%            6/30/08            64,680
          64,000     U.S. Treasary Note                                AAA              5.625%            5/15/08            64,475
                                                                                                                       -------------
                                                                                                                          2,168,771
                                                                                                                       -------------
                              TOTAL SHORT-TERM INVESTMENTS - 100.3%
                              (Cost - $5,157,575)                                                                         5,157,718
                                                                                                                       -------------

                              TOTAL INVESTMENTS - 100.3%
                              (Cost $5,157,575)                                                                           5,157,718
                              Liabilities in excess of Other Assets - (0.3%)                                               (150,978)
                                                                                                                       -------------
                              NET ASSETS - 100.0%                                                                       $ 5,006,740
                                                                                                                       =============


(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's and Moody's.


--------------------------------------------------------------------------------
                            Country Allocation*
--------------------------------------------------------------------------------
United States                                                            100.0%
--------------------------------------------------------------------------------

*As a percentage of long-term investments. Subject to change daily.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Please see previously submitted prospectus.

UEM | CLAYMORE U.S. -1 - THE CAPITAL MARKETS INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)

  NUMBER OF SHARES    DESCRIPTION                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS  - 47.7%
                      ADVERTISING - 0.1%
               377    Interpublic Group of Cos., Inc. (a)                                                            $ 3,250
                75    Lamar Advertising Co. - Class A (a)                                                              2,858
               105    Omnicom Group, Inc.                                                                              4,690
                                                                                                         --------------------
                                                                                                                      10,798
                                                                                                         --------------------
                      AEROSPACE AND DEFENSE - 1.0%
                80    BE Aerospace, Inc. (a)                                                                           2,744
               218    Boeing Co.                                                                                      18,048
               117    General Dynamics Corp.                                                                           9,576
                68    Goodrich Corp.                                                                                   4,028
                52    L-3 Communications Holdings, Inc.                                                                5,527
               108    Lockheed Martin Corp.                                                                           11,146
               112    Northrop Grumman Corp.                                                                           8,804
               133    Raytheon Co.                                                                                     8,624
                98    Rockwell Collins, Inc.                                                                           5,772
               119    Spirit Aerosystems Holdings, Inc. - Class A (a)                                                  3,215
               255    United Technologies Corp.                                                                       17,980
                                                                                                         --------------------
                                                                                                                      95,464
                                                                                                         --------------------
                      AGRICULTURE - 0.7%
               558    Altria Group, Inc.                                                                              40,812
               224    Archer-Daniels-Midland Co.                                                                      10,102
                53    Bunge, Ltd. (Bermuda)                                                                            5,875
               100    Reynolds American, Inc.                                                                          6,372
                74    UST, Inc.                                                                                        4,017
                                                                                                         --------------------
                                                                                                                      67,178
                                                                                                         --------------------
                      AIRLINES - 0.1%
               189    AMR Corp. (a)                                                                                    2,421
               202    Delta Air Lines, Inc. (a)                                                                        2,697
               153    Northwest Airlines Corp. (a)                                                                     2,055
               370    Southwest Airlines Co.                                                                           4,536
                78    UAL Corp. (a)                                                                                    2,363
                                                                                                         --------------------
                                                                                                                      14,072
                                                                                                         --------------------
                      APPAREL - 0.1%
               143    Nike, Inc. - Class B                                                                             8,609
                50    VF Corp.                                                                                         3,802
                                                                                                         --------------------
                                                                                                                      12,411
                                                                                                         --------------------
                      AUTO MANUFACTURERS - 0.2%
               820    Ford Motor Co. (a)                                                                               5,355
               232    General Motors Corp.                                                                             5,401
               151    PACCAR, Inc.                                                                                     6,550
                                                                                                         --------------------
                                                                                                                      17,306
                                                                                                         --------------------
                      AUTO PARTS & EQUIPMENT - 0.1%
                63    BorgWarner, Inc.                                                                                 2,716
               123    Goodyear Tire & Rubber Co. (The) (a)                                                             3,333
               201    Johnson Controls, Inc.                                                                           6,605
                                                                                                         --------------------
                                                                                                                      12,654
                                                                                                         --------------------
                      BANKS - 2.2%
             1,295    Bank of America Corp.                                                                           51,463
               319    Bank of New York Mellon Corp. (The)                                                             13,994
               207    BB&T Corp.                                                                                       6,444
                59    BOK Financial Corp.                                                                              3,051
               161    Capital One Financial Corp.                                                                      7,411
               118    Comerica, Inc.                                                                                   4,276
                95    Commerce Bancorp, Inc.                                                                           3,589
               219    Fifth Third Bancorp                                                                              5,015
               262    Huntington Bancshares, Inc.                                                                      3,202
               192    Keycorp                                                                                          4,234
                50    M&T Bank Corp.                                                                                   4,104
               149    Marshall & Ilsley Corp.                                                                          3,457
               299    National City Corp.                                                                              4,742
                75    Northern Trust Corp.                                                                             5,072
               112    PNC Financial Services Group, Inc.                                                               6,880
               310    Regions Financial Corp.                                                                          6,572
               118    State Street Corp.                                                                               9,269
               119    SunTrust Banks, Inc.                                                                             6,917
               265    Synovus Financial Corp.                                                                          3,055
                81    UnionBanCal Corp.                                                                                3,772
               439    US Bancorp                                                                                      14,057
               615    Wachovia Corp.                                                                                  18,831
               898    Wells Fargo & Co.                                                                               26,248
                73    Zions Bancorporation                                                                             3,486
                                                                                                         --------------------
                                                                                                                     219,141
                                                                                                         --------------------
                       BEVERAGES - 0.9%
               194    Anheuser-Busch Cos., Inc.                                                                        9,135
                62    Brown-Forman Corp. - Class B                                                                     3,954
               597    Coca-Cola Co. (The)                                                                             34,901
               185    Coca-Cola Enterprises, Inc.                                                                      4,519
               167    Constellation Brands, Inc. - Class A (a)                                                         3,208
                66    Hansen Natural Corp. (a)                                                                         2,739
                80    Molson Coors Brewing Co. - Class B                                                               4,317
               113    Pepsi Bottling Group, Inc.                                                                       3,843
               395    PepsiCo, Inc.                                                                                   27,476
                                                                                                         --------------------
                                                                                                                      94,092
                                                                                                         --------------------
                      BIOTECHNOLOGY - 0.8%
               362    Amgen, Inc. (a)                                                                                 16,478
               114    Biogen Idec, Inc. (a)                                                                            6,653
               144    Celgene Corp. (a)                                                                                8,117
                49    Charles River Laboratories International, Inc. (a)                                               2,870
               306    Genentech, Inc.(a)                                                                              23,179
                99    Genzyme Corp. (a)                                                                                7,021
                34    Illumina, Inc. (a)                                                                               2,462
                33    Invitrogen Corp. (a)                                                                             2,788
               209    Millennium Pharmaceuticals, Inc. (a)                                                             2,924
                51    Millipore Corp.  (a)                                                                             3,565
                                                                                                         --------------------
                                                                                                                      76,057
                                                                                                         --------------------
                      BUILDING MATERIALS - 0.2%
                31    Martin Marietta Materials, Inc.                                                                  3,336
               267    Masco Corp.                                                                                      4,990
                98    Trane, Inc.                                                                                      4,415
                87    USG Corp. (a)                                                                                    2,961
                                                                                                         --------------------
                                                                                                                      15,702
                                                                                                         --------------------
                      CHEMICALS - 1.1%
                55    Air Products & Chemicals, Inc.                                                                   5,023
                55    Airgas, Inc.                                                                                     2,672
                73    Albemarle Corp.                                                                                  2,770
                74    Celanese Corp. - Class A                                                                         2,879
                26    CF Industries Holdings, Inc.                                                                     3,174
               254    Dow Chemical Co. (The)                                                                           9,573
                44    Eastman Chemical Co.                                                                             2,896
                93    Ecolab, Inc.                                                                                     4,351
               210    EI Du Pont de Nemours & Co.                                                                      9,748
                46    FMC Corp.                                                                                        2,604
               121    Huntsman Corp.                                                                                   2,920
                62    International Flavors & Fragrances, Inc.                                                         2,674
                51    Lubrizol Corp.                                                                                   2,973
               164    Monsanto Co.                                                                                    18,971
               145    Mosaic Co. (The) (a)                                                                            16,138
                71    PPG Industries, Inc.                                                                             4,401
                77    Praxair, Inc.                                                                                    6,181
                66    Rohm & Haas Co.                                                                                  3,538
                58    Sherwin-Williams Co. (The)                                                                       3,003
                51    Sigma-Aldrich Corp.                                                                              2,806
                52    Terra Industries, Inc. (a)                                                                       2,351
                                                                                                         --------------------
                                                                                                                     111,646
                                                                                                         --------------------
                      COAL - 0.2%
                75    Arch Coal, Inc.                                                                                  3,832
                72    Consol Energy, Inc.                                                                              5,471
               108    Peabody Energy Corp.                                                                             6,115
                                                                                                         --------------------
                                                                                                                      15,418
                                                                                                         --------------------
                      COMMERCIAL SERVICES - 0.9%
                55    Alliance Data Systems Corp. (a)                                                                  2,785
                72    Apollo Group, Inc. - Class A (a)                                                                 4,419
               171    Automatic Data Processing, Inc.                                                                  6,831
                48    DeVry, Inc.                                                                                      2,109
                96    Equifax, Inc.                                                                                    3,285
               184    H&R Block, Inc.                                                                                  3,432
               238    Hertz Global Holdings, Inc. (a)                                                                  2,839
                73    Hewitt Associates, Inc. - Class A (a)                                                            2,881
               101    Iron Mountain, Inc. (a)                                                                          3,038
                64    Manpower, Inc.                                                                                   3,629
                46    Mastercard, Inc. - Class A                                                                       8,740
                97    McKesson Corp.                                                                                   5,700
               105    Monster Worldwide, Inc. (a)                                                                      2,792
               134    Moody's Corp.                                                                                    5,089
               153    Paychex, Inc.                                                                                    4,813
                80    Pharmaceutical Product Development, Inc.                                                         3,606
               143    Quanta Services, Inc. (a)                                                                        3,415
               133    Robert Half International, Inc.                                                                  3,584
               133    RR Donnelley & Sons Co.                                                                          4,233
                67    Weight Watchers International, Inc.                                                              3,149
               282    Western Union Co. (The)                                                                          5,866
                                                                                                         --------------------
                                                                                                                      86,235
                                                                                                         --------------------
                      COMPUTERS - 1.9%
                71    Affiliated Computer Services, Inc. - Class A (a)                                                 3,603
               285    Apple, Inc. (a)                                                                                 35,631
               153    Cognizant Technology Solutions Corp. - Class A (a)                                               4,622
                92    Computer Sciences Corp. (a)                                                                      3,997
               750    Dell, Inc. (a)                                                                                  14,887
                51    DST Systems, Inc. (a)                                                                            3,583
               248    Electronic Data Systems Corp.                                                                    4,295
               744    EMC Corp.                                                                                       11,562
               721    Hewlett-Packard Co.                                                                             34,442
                43    IHS, Inc. - Class A (a)                                                                          2,651
               361    International Business Machines Corp.                                                           41,103
               181    NCR Corp. (a)                                                                                    4,011
               214    Network Appliance, Inc. (a)                                                                      4,627
               143    SanDisk Corp. (a)                                                                                3,368
               389    Sun Microsystems, Inc. (a)                                                                       6,380
               154    Teradata Corp. (a)                                                                               3,885
               157    Western Digital Corp. (a)                                                                        4,847
                                                                                                         --------------------
                                                                                                                     187,494
                                                                                                         --------------------
                      COSMETICS & PERSONAL CARE - 0.8%
               151    Avon Products, Inc.                                                                              5,747
               149    Colgate-Palmolive Co.                                                                           11,337
                94    Estee Lauder Cos., Inc. (The) - Class A                                                          4,002
               915    Procter & Gamble Co.                                                                            60,555
                                                                                                         --------------------
                                                                                                                      81,641
                                                                                                         --------------------
                      DISTRIBUTION - 0.1%
               100    Fastenal Co.                                                                                     4,066
                88    Genuine Parts Co.                                                                                3,630
                63    WW Grainger, Inc.                                                                                4,641
                                                                                                         --------------------
                                                                                                                      12,337
                                                                                                         --------------------
                      DIVERSIFIED FINANCIAL SERVICES - 2.7%
               302    American Express Co.                                                                            12,775
                96    Ameriprise Financial, Inc.                                                                       4,861
                54    Bear Stearns Cos., Inc. (The)                                                                    4,312
                39    BlackRock, Inc.                                                                                  7,537
               373    Charles Schwab Corp. (The)                                                                       7,314
               117    CIT Group, Inc.                                                                                  2,600
             1,563    Citigroup, Inc.                                                                                 37,059
                17    CME Group, Inc.                                                                                  8,726
               389    Countrywide Financial Corp.                                                                      2,455
               280    Discover Financial Services                                                                      4,225
                94    Eaton Vance Corp.                                                                                2,994
               360    Federal National Mortgage Association                                                            9,954
                69    Federated Investors, Inc. - Class B                                                              2,800
                79    Franklin Resources, Inc.                                                                         7,455
               256    Freddie Mac                                                                                      6,446
               130    Goldman Sachs Group, Inc. (The)                                                                 22,052
                31    IntercontinentalExchange, Inc. (a)                                                               4,039
               120    Janus Capital Group, Inc.                                                                        2,906
             1,017    JPMorgan Chase & Co.                                                                            41,341
                65    Legg Mason, Inc.                                                                                 4,293
               182    Lehman Brothers Holdings, Inc.                                                                   9,280
                88    Leucadia National Corp.                                                                          3,983
               282    Merrill Lynch & Co., Inc.                                                                       13,976
               338    Morgan Stanley                                                                                  14,237
                71    Nasdaq OMX Group (The) (a)                                                                       2,947
                42    Nymex Holdings, Inc.                                                                             4,149
               100    NYSE Euronext                                                                                    6,567
               169    Och-Ziff Capital Management Group LLC - Class A                                                  3,911
               188    SLM Corp.                                                                                        3,687
               101    T Rowe Price Group, Inc.                                                                         5,103
               257    TD Ameritrade Holding Corp. (a)                                                                  4,703
                                                                                                         --------------------
                                                                                                                     268,687
                                                                                                         --------------------
                      ELECTRIC - 1.8%
               236    AES Corp. (The) (a)                                                                              4,243
                92    Allegheny Energy, Inc.                                                                           4,662
               111    Alliant Energy Corp.                                                                             3,856
                77    Ameren Corp.                                                                                     3,288
               113    American Electric Power Co., Inc.                                                                4,624
                82    Ametek, Inc.                                                                                     3,492
               257    Centerpoint Energy, Inc.                                                                         3,773
               213    CMS Energy Corp.                                                                                 3,065
               101    Consolidated Edison, Inc.                                                                        4,130
                41    Constellation Energy Group, Inc.                                                                 3,622
                14    Dominion Resources, Inc.                                                                           559
               107    DTE Energy Co.                                                                                   4,260
               387    Duke Energy Corp.                                                                                6,788
               515    Dynegy, Inc. - Class A (a)                                                                       3,811
                85    Edison International                                                                             4,199
               231    Emerson Electric Co.                                                                            11,772
                35    Energizer Holdings, Inc. (a)                                                                     3,249
               142    Energy East Corp.                                                                                3,784
                45    Entergy Corp.                                                                                    4,623
               113    Exelon Corp.                                                                                     8,458
                43    FirstEnergy Corp.                                                                                2,906
                77    FPL Group, Inc.                                                                                  4,642
                74    Integrys Energy Group, Inc.                                                                      3,399
               149    MDU Resources Group, Inc.                                                                        3,913
               138    Mirant Corp. (a)                                                                                 5,106
               174    Molex, Inc.                                                                                      3,920
               152    Northeast Utilities                                                                              3,856
               111    NRG Energy, Inc. (a)                                                                             4,581
               115    NSTAR                                                                                            3,553
               144    Pepco Holdings, Inc.                                                                             3,639
               106    PG&E Corp.                                                                                       3,992
               108    Pinnacle West Capital Corp.                                                                      3,839
               119    PPL Corp.                                                                                        5,400
                91    Progress Energy, Inc.                                                                            3,814
               106    Public Service Enterprise Group, Inc.                                                            4,675
               172    Reliant Energy, Inc. (a)                                                                         3,922
               101    SCANA Corp.                                                                                      3,825
               326    Sierra Pacific Resources                                                                         4,209
                43    Southern Co.                                                                                     1,485
               241    TECO Energy, Inc.                                                                                3,610
                78    Wisconsin Energy Corp.                                                                           3,402
               203    Xcel Energy, Inc.                                                                                4,023
                                                                                                         --------------------
                                                                                                                      175,969
                                                                                                         --------------------
                      ELECTRONICS - 0.4%
               173    Agilent Technologies, Inc. (a)                                                                   5,295
               115    Amphenol Corp. - Class A                                                                         4,252
               126    Applera Corp. - Applied Biosystems Group - Tracking Stock                                        4,247
               123    Arrow Electronics, Inc. (a)                                                                      4,011
               113    Avnet, Inc. (a)                                                                                  3,809
                71    Dolby Laboratories, Inc. - Class A (a)                                                           3,142
               109    Flir Systems, Inc. (a)                                                                           3,102
               152    Thermo Fisher Scientific, Inc. (a)                                                               8,501
                58    Waters Corp. (a)                                                                                 3,457
                                                                                                         --------------------
                                                                                                                      39,816
                                                                                                         --------------------
                      ENERGY - 0.1%
               110    Covanta Holding Corp. (a)                                                                        3,155
                31    First Solar, Inc. (a)                                                                            6,361
                                                                                                         --------------------
                                                                                                                       9,516
                                                                                                         --------------------
                      ENGINEERING & CONSTRUCTION - 0.3%
                39    Fluor Corp.                                                                                      5,431
                60    Foster Wheeler, Ltd. (Bermuda) (a)                                                               3,927
                55    Jacobs Engineering Group, Inc.                                                                   4,416
                97    KBR, Inc.                                                                                        3,233
                98    McDermott International, Inc. (Panama) (a)                                                       5,118
                49    Shaw Group, Inc. (The) (a)                                                                       3,155
                                                                                                         --------------------
                                                                                                                      25,280
                                                                                                         --------------------
                      ENTERTAINMENT - 0.1%
               103    International Game Technology                                                                    4,650
                65    Penn National Gaming, Inc. (a)                                                                   2,979
                                                                                                         --------------------
                                                                                                                       7,629
                                                                                                         --------------------
                      ENVIRONMENTAL CONTROL - 0.2%
               312    Allied Waste Industries, Inc. (a)                                                                3,226
                98    EnergySolutions, Inc.                                                                            2,136
               135    Republic Services, Inc.                                                                          4,122
                63    Stericycle, Inc. (a)                                                                             3,395
               156    Waste Management, Inc.                                                                           5,121
                                                                                                         --------------------
                                                                                                                      18,000
                                                                                                         --------------------
                      FOOD - 0.9%
               149    Campbell Soup Co.                                                                                4,811
               225    ConAgra Foods, Inc.                                                                              4,973
               148    Dean Foods Co. (a)                                                                               3,185
               106    General Mills, Inc.                                                                              5,935
               111    Hershey Co. (The)                                                                                4,116
               117    HJ Heinz Co.                                                                                     5,161
                91    Hormel Foods Corp.                                                                               3,718
               116    Kellogg Co.                                                                                      5,884
               471    Kraft Foods, Inc. - Class A                                                                     14,681
               249    Kroger Co. (The)                                                                                 6,038
               101    McCormick & Co., Inc.                                                                            3,479
               179    Safeway, Inc.                                                                                    5,144
               392    Sara Lee Corp.                                                                                   4,951
               119    Smithfield Foods, Inc. (a)                                                                       3,278
               220    SYSCO Corp.                                                                                      6,173
               254    Tyson Foods, Inc. - Class A                                                                      3,660
                82    Whole Foods Market, Inc.                                                                         2,882
               102    WM Wrigley Jr Co.                                                                                6,106
                                                                                                         --------------------
                                                                                                                      94,175
                                                                                                         --------------------
                      FOREST PRODUCTS & PAPER - 0.1%
               155    International Paper Co.                                                                          4,914
               113    MeadWestvaco Corp.                                                                               2,900
                79    Plum Creek Timber Co., Inc., REIT                                                                3,215
                77    Weyerhaeuser Co.                                                                                 4,712
                                                                                                         --------------------
                                                                                                                      15,741
                                                                                                         --------------------
                      HAND & MACHINE TOOLS - 0.1%
                43    Black & Decker Corp.                                                                             2,957
                59    Stanley Works (The)                                                                              2,864
                                                                                                         --------------------
                                                                                                                       5,821
                                                                                                         --------------------
                      HEALTHCARE PRODUCTS - 1.5%
               183    Baxter International, Inc.                                                                      10,801
                48    Beckman Coulter, Inc.                                                                            3,240
                61    Becton Dickinson & Co.                                                                           5,516
               577    Boston Scientific Corp. (a)                                                                      7,264
                39    CR Bard, Inc.                                                                                    3,697
                78    Dentsply International, Inc.                                                                     3,045
                56    Henry Schein, Inc. (a)                                                                           3,350
                69    Hologic, Inc. (a)                                                                                4,161
                52    Idexx Laboratories, Inc. (a)                                                                     2,884
                16    Intuitive Surgical, Inc. (a)                                                                     4,511
                73    Inverness Medical Innovations, Inc. (a)                                                          2,128
               831    Johnson & Johnson                                                                               51,489
                58    Kinetic Concepts, Inc. (a)                                                                       2,981
               300    Medtronic, Inc.                                                                                 14,808
               110    Patterson Cos., Inc.  (a)                                                                        3,872
                68    Resmed, Inc. (a)                                                                                 2,753
                46    Respironics, Inc. (a)                                                                            3,021
               136    St. Jude Medical, Inc. (a)                                                                       5,845
               115    Stryker Corp.                                                                                    7,488
                70    Varian Medical Systems, Inc. (a)                                                                 3,672
                85    Zimmer Holdings, Inc. (a)                                                                        6,400
                                                                                                         --------------------
                                                                                                                     152,926
                                                                                                         --------------------

                      HEALTHCARE SERVICES - 0.7%
               172    Aetna, Inc.                                                                                      8,531
                41    Covance, Inc.  (a)                                                                               3,461
                73    Coventry Health Care, Inc. (a)                                                                   3,787
                67    DaVita, Inc. (a)                                                                                 3,325
                74    Health Net, Inc. (a)                                                                             3,252
                67    Humana, Inc. (a)                                                                                 4,578
                53    Laboratory Corp of America Holdings (a)                                                          4,097
                88    Quest Diagnostics, Inc.                                                                          4,195
               398    UnitedHealth Group, Inc.                                                                        18,499
               176    WellPoint, Inc. (a)                                                                             12,334
                                                                                                         --------------------
                                                                                                                      66,059
                                                                                                         --------------------
                      HOME BUILDERS - 0.1%
               182    DR Horton, Inc.                                                                                  2,553
               122    Lennar Corp. - Class A                                                                           2,270
               161    Pulte Homes, Inc.                                                                                2,180
                                                                                                         --------------------
                                                                                                                       7,003
                                                                                                         --------------------
                      HOME FURNISHINGS - 0.0%
                39    Whirlpool Corp.                                                                                  3,290
                                                                                                         --------------------

                      HOUSEHOLD PRODUCTS - 0.3%
                96    Avery Dennison Corp.                                                                             4,927
                54    Church & Dwight Co., Inc.                                                                        2,887
                64    Clorox Co.                                                                                       3,724
                61    Fortune Brands, Inc.                                                                             3,964
               121    Kimberly-Clark Corp.                                                                             7,887
               143    Newell Rubbermaid, Inc.                                                                          3,246
                                                                                                         --------------------
                                                                                                                      26,635
                                                                                                         --------------------
                      INSURANCE - 1.9%
                94    Aflac, Inc.                                                                                      5,867
               183    Allstate Corp. (The)                                                                             8,735
               656    American International Group, Inc.                                                              30,740
               111    AON Corp.                                                                                        4,619
                60    Assurant, Inc.                                                                                   3,753
               108    Chubb Corp.                                                                                      5,497
               114    Cigna Corp.                                                                                      5,082
               113    Cincinnati Financial Corp.                                                                       4,200
               192    CNA Financial Corp.                                                                              5,117
               203    Fidelity National Financial, Inc. - Class A                                                      3,575
                89    First American Corp.                                                                             3,100
               232    Genworth Financial, Inc. - Class A                                                               5,378
               103    Hartford Financial Services Group, Inc.                                                          7,200
               109    Lincoln National Corp.                                                                           5,571
               252    Loews Corp.                                                                                     10,544
                 8    Markel Corp. - Class A (a)                                                                       3,718
               182    Marsh & McLennan Cos., Inc.                                                                      4,636
               201    MetLife, Inc.                                                                                   11,710
                99    Nationwide Financial Services - Class A                                                          4,084
               234    Old Republic International Corp.                                                                 3,210
                95    Principal Financial Group, Inc.                                                                  5,247
               263    Progressive Corp. (The)                                                                          4,821
               122    Prudential Financial, Inc.                                                                       8,902
                65    Reinsurance Group of America, Inc.                                                               3,556
                88    Safeco Corp.                                                                                     4,071
                62    Torchmark Corp.                                                                                  3,736
                52    Transatlantic Holdings, Inc.                                                                     3,505
               185    Travelers Cos., Inc. (The)                                                                       8,586
               190    Unum Group                                                                                       4,353
                 9    White Mountains Insurance Group, Ltd. (Bermuda)                                                  4,441
               135    WR Berkley Corp.                                                                                 3,887
                                                                                                         --------------------
                                                                                                                     191,441
                                                                                                         --------------------
                      INTERNET - 1.1%
               100    Akamai Technologies, Inc. (a)                                                                    3,516
               143    Amazon.Com, Inc. (a)                                                                             9,219
               446    eBay, Inc. (a)                                                                                  11,757
               135    Expedia, Inc. (a)                                                                                3,096
                99    Google, Inc. - Class A (a)                                                                      46,647
               148    IAC/InterActiveCorp.                                                                             2,945
               566    Liberty Media Corp - Interactive - Tracking Stock (a)                                            8,128
               101    McAfee, Inc. (a)                                                                                 3,360
                23    priceline.com, Inc. (a)                                                                          2,622
               343    Symantec Corp.                                                                                   5,776
               109    VeriSign, Inc. (a)                                                                               3,793
               448    Yahoo!, Inc. (a)                                                                                12,445
                                                                                                         --------------------
                                                                                                                     113,304
                                                                                                         --------------------
                      INVESTMENT COMPANIES - 0.0%
               113    American Capital Strategies, Ltd.                                                                4,101
                                                                                                         --------------------

                      IRON & STEEL - 0.3%
                61    AK Steel Holding Corp.                                                                           3,210
                51    Allegheny Technologies, Inc.                                                                     3,945
                25    Cleveland-Cliffs, Inc.                                                                           2,987
               108    Nucor Corp.                                                                                      6,974
                56    Reliance Steel & Aluminum Co.                                                                    3,106
                56    Steel Dynamics, Inc.                                                                             3,263
                49    United States Steel Corp.                                                                        5,314
                                                                                                         --------------------
                                                                                                                      28,799
                                                                                                         --------------------
                      LEISURE TIME - 0.1%
               208    Carnival Corp. (Panama)                                                                          8,185
               128    Harley-Davidson, Inc.                                                                            4,756
                                                                                                         --------------------
                                                                                                                      12,941
                                                                                                         --------------------
                      LODGING - 0.3%
               125    Las Vegas Sands Corp. (a)                                                                       10,413
               133    Marriott International, Inc. - Class A                                                           4,535
               114    MGM Mirage (a)                                                                                   7,021
                90    Starwood Hotels & Resorts Worldwide, Inc.                                                        4,260
               142    Wyndham Worldwide Corp.                                                                          3,148
                46    Wynn Resorts, Ltd (a)                                                                            4,632
                                                                                                         --------------------
                                                                                                                      34,009
                                                                                                         --------------------
                      MACHINERY - 0.6%
                53    AGCO Corp. (a)                                                                                   3,438
               178    Caterpillar, Inc.                                                                               12,875
                97    Cummins, Inc.                                                                                    4,887
               139    Deere & Co.                                                                                     11,844
                36    Flowserve Corp.                                                                                  3,920
                56    Joy Global, Inc.                                                                                 3,717
                82    Manitowoc Co., Inc. (The)                                                                        3,341
                83    Rockwell Automation, Inc.                                                                        4,541
                68    Roper Industries, Inc.                                                                           3,835
                68    Terex Corp. (a)                                                                                  4,587
                                                                                                         --------------------
                                                                                                                      56,985
                                                                                                         --------------------
                      MANUFACTURING - 1.9%
               205    3M Co.                                                                                          16,072
                90    Cooper Industries, Ltd. - Class A (Bermuda)                                                      3,774
               105    Danaher Corp.                                                                                    7,786
               119    Dover Corp.                                                                                      4,940
               157    Eastman Kodak Co.                                                                                2,666
                67    Eaton Corp.                                                                                      5,402
             2,930    General Electric Co.                                                                            97,100
                63    Harsco Corp.                                                                                     3,559
               221    Honeywell International, Inc.                                                                   12,716
               178    Illinois Tool Works, Inc.                                                                        8,734
                87    ITT Corp.                                                                                        4,893
                97    Pall Corp.                                                                                       3,819
                79    Parker Hannifin Corp.                                                                            5,106
                34    SPX Corp.                                                                                        3,478
               104    Textron, Inc.                                                                                    5,634
                                                                                                         --------------------
                                                                                                                     185,679
                                                                                                         --------------------
                      MEDIA - 1.5%
               155    Cablevision Systems Corp. - Class A (a)                                                          4,152
               256    CBS Corp. - Class B                                                                              5,842
               187    Clear Channel Communications, Inc.                                                               5,984
               948    Comcast Corp. - Class A                                                                         18,524
               345    DIRECTV Group, Inc. (The) (a)                                                                    8,642
               146    Discovery Holding Co. - Class A (a)                                                              3,295
               113    DISH Network Corp. - Class A (a)                                                                 3,350
                76    EW Scripps Co. - Class A                                                                         3,175
               140    Gannett Co., Inc.                                                                                4,221
               128    Liberty Global, Inc. - Class A (a)                                                               4,813
               131    McGraw-Hill Cos., Inc. (The)                                                                     5,362
             1,039    News Corp. - Class A                                                                            19,128
             1,067    Sirius Satellite Radio, Inc. (a)                                                                 3,030
               213    Thomson Corp. (The) (Canada)                                                                     7,087
               285    Time Warner Cable, Inc. - Class A (a)                                                            7,781
             1,068    Time Warner, Inc.                                                                               16,671
               232    Viacom, Inc. - Class B (a)                                                                       9,222
               541    Walt Disney Co. (The)                                                                           17,534
                 6    Washington Post Co. (The) - Class B                                                              4,344
               204    XM Satellite Radio Holdings, Inc. - Class A (a)                                                  2,407
                                                                                                         --------------------
                                                                                                                     154,564
                                                                                                         --------------------
                      METAL FABRICATE & HARDWARE - 0.1%
                55    Precision Castparts Corp.                                                                        6,071
                                                                                                         --------------------

                      MINING - 0.5%
               266    Alcoa, Inc.                                                                                      9,879
               127    Freeport-McMoRan Copper & Gold, Inc.                                                            12,809
               141    Newmont Mining Corp.                                                                             7,215
                99    Southern Copper Corp.                                                                           11,297
               118    Titanium Metals Corp.                                                                            2,433
                51    Vulcan Materials Co.                                                                             3,575
                                                                                                         --------------------
                                                                                                                      47,208
                                                                                                         --------------------
                      OFFICE& BUSINESS EQUIPMENT - 0.1%
               140    Pitney Bowes, Inc.                                                                               5,009
               438    Xerox Corp.                                                                                      6,439
                                                                                                         --------------------
                                                                                                                      11,448
                                                                                                         --------------------
                      OIL &GAS - 5.7%
               158    Anadarko Petroleum Corp.                                                                        10,071
               107    Apache Corp.                                                                                    12,274
               117    Baker Hughes, Inc.                                                                               7,873
               198    BJ Services Co.                                                                                  5,136
                79    Cabot Oil & Gas Corp.                                                                            3,930
                98    Cameron International Corp. (a)                                                                  4,163
               179    Chesapeake Energy Corp.                                                                          8,094
               565    Chevron Corp.                                                                                   48,963
                96    CNX Gas Corp. (a)                                                                                3,516
               473    ConocoPhillips                                                                                  39,122
               127    Continental Resources, Inc. (a)                                                                  3,566
               122    Denbury Resources, Inc. (a)                                                                      3,891
               134    Devon Energy Corp.                                                                              13,764
                52    Diamond Offshore Drilling, Inc.                                                                  6,283
                53    Energen Corp.                                                                                    3,180
                84    ENSCO International, Inc.                                                                        5,027
                86    EOG Resources, Inc.                                                                             10,233
                48    Exterran Holdings, Inc. (a)                                                                      3,343
             1,609    Exxon Mobil Corp.                                                                              139,999
                70    FMC Technologies, Inc. (a)                                                                       3,966
                67    Forest Oil Corp. (a)                                                                             3,305
                91    Frontier Oil Corp.                                                                               3,250
                75    Grant Prideco, Inc. (a)                                                                          3,785
               315    Halliburton Co.                                                                                 12,065
                83    Helmerich & Payne, Inc.                                                                          3,721
               111    Hess Corp.                                                                                      10,343
               242    Marathon Oil Corp.                                                                              12,865
                75    Murphy Oil Corp.                                                                                 6,029
               134    National Oilwell Varco, Inc. (a)                                                                 8,348
                74    Newfield Exploration Co. (a)                                                                     4,098
               212    NiSource, Inc.                                                                                   3,644
               118    Noble Corp. (Cayman Islands)                                                                     5,800
                69    Noble Energy, Inc.                                                                               5,341
               228    Occidental Petroleum Corp.                                                                      17,640
                80    Pioneer Natural Resources Co.                                                                    3,583
                93    Plains Exploration & Production Co. (a)                                                          5,022
               118    Pride International, Inc. (a)                                                                    4,182
               100    Quicksilver Resources, Inc. (a)                                                                  3,440
                71    Range Resources Corp.                                                                            4,344
               100    Rowan Cos., Inc.                                                                                 4,031
                99    SandRidge Energy, Inc. (a)                                                                       3,726
               369    Schlumberger, Ltd. (Netherlands Antilles)                                                       31,900
                75    Sempra Energy                                                                                    3,985
                84    Smith International, Inc.                                                                        5,295
                78    Southwestern Energy Co. (a)                                                                      5,088
                72    Sunoco, Inc.                                                                                     4,398
                93    Tesoro Corp.                                                                                     3,454
               102    Transocean, Inc. (Cayman Islands)                                                               14,332
                67    Ultra Petroleum Corp. (Canada) (a)                                                               5,257
               206    Valero Energy Corp.                                                                             11,901
               114    Weatherford International, Ltd. (Bermuda) (a)                                                    7,857
               152    XTO Energy, Inc.                                                                                 9,380
                                                                                                         --------------------
                                                                                                                     567,803
                                                                                                         --------------------
                      PACKAGING & CONTAINERS - 0.1%
                63    Ball Corp.                                                                                       2,778
               120    Crown Holdings, Inc. (a)                                                                         2,989
                63    Owens-Illinois, Inc. (a)                                                                         3,556
               103    Pactiv Corp. (a)                                                                                 2,608
               119    Sealed Air Corp.                                                                                 2,881
                                                                                                         --------------------
                                                                                                                      14,812
                                                                                                         --------------------
                      PHARMACEUTICALS - 2.3%
               440    Abbott Laboratories                                                                             23,562
               112    Allergan, Inc.                                                                                   6,634
                89    AmerisourceBergen Corp.                                                                          3,713
                97    Amylin Pharmaceuticals, Inc. (a)                                                                 2,568
                72    Barr Pharmaceuticals, Inc. (a)                                                                   3,395
                68    BioMarin Pharmaceutical, Inc. (a)                                                                2,587
               643    Bristol-Myers Squibb Co.                                                                        14,538
               114    Cardinal Health Inc.                                                                             6,742
                47    Cephalon, Inc. (a)                                                                               2,836
               336    Eli Lilly & Co.                                                                                 16,807
                88    Express Scripts, Inc. (a)                                                                        5,201
               141    Forest Laboratories, Inc. (a)                                                                    5,608
               291    Gilead Sciences, Inc. (a)                                                                       13,770
                86    Hospira, Inc. (a)                                                                                3,660
                63    ImClone Systems, Inc. (a)                                                                        2,836
               158    Medco Health Solutions, Inc. (a)                                                                 7,001
               689    Merck & Co, Inc.                                                                                30,523
               265    Mylan, Inc.                                                                                      3,138
             2,105    Pfizer, Inc.                                                                                    46,899
               565    Schering-Plough Corp.                                                                           12,261
               430    Wyeth                                                                                           18,757
                                                                                                         --------------------
                                                                                                                     233,036
                                                                                                         --------------------
                      PIPELINES - 0.3%
               295    El Paso Corp.                                                                                    4,809
                58    Equitable Resources, Inc.                                                                        3,574
                85    National Fuel Gas Co.                                                                            3,999
                79    Oneok, Inc.                                                                                      3,679
                78    Questar Corp.                                                                                    4,310
               272    Spectra Energy Corp.                                                                             6,286
               186    Williams Cos., Inc.                                                                              6,700
                                                                                                         --------------------
                                                                                                                      33,357
                                                                                                         --------------------
                      REAL ESTATE - 0.1%
               199    CB Richard Ellis Group, Inc. - Class A (a)                                                       3,992
               111    Forest City Enterprises, Inc. - Class A                                                          3,902
                                                                                                         --------------------
                                                                                                                       7,894
                                                                                                         --------------------
                      REITS - 0.9%
                73    AMB Property Corp.                                                                               3,663
               191    Annaly Capital Management, Inc.                                                                  3,952
                86    Apartment Investment & Management Co. - Class A                                                  2,963
                44    AvalonBay Communities, Inc.                                                                      4,067
                54    Boston Properties, Inc.                                                                          4,653
                96    Developers Diversified Realty Corp.                                                              3,702
               122    Equity Residential                                                                               4,658
                47    Federal Realty Invs. Trust                                                                       3,369
               151    General Growth Properties, Inc.                                                                  5,332
               130    HCP, Inc.                                                                                        3,793
                78    Health Care REIT, Inc.                                                                           3,210
               278    Host Hotels & Resorts, Inc.                                                                      4,501
               127    Kimco Realty Corp.                                                                               4,289
                52    Macerich Co. (The)                                                                               3,328
                95    Prologis                                                                                         5,119
                67    Public Storage                                                                                   5,451
                60    Regency Centers Corp.                                                                            3,561
                67    Simon Property Group, Inc.                                                                       5,615
                47    SL Green Realty Corp.                                                                            4,301
                83    Ventas, Inc.                                                                                     3,471
                59    Vornado Realty Trust                                                                             4,930
                                                                                                         --------------------
                                                                                                                      87,928
                                                                                                         --------------------
                      RETAIL - 2.6%
                42    Abercrombie & Fitch Co. - Class A                                                                3,256
                74    Advance Auto Parts, Inc.                                                                         2,482
               147    American Eagle Outfitters, Inc.                                                                  3,141
                26    Autozone, Inc. (a)                                                                               2,992
               120    Bed Bath & Beyond, Inc. (a)                                                                      3,401
               132    Best Buy Co., Inc.                                                                               5,677
               120    Burger King Holdings, Inc.                                                                       3,079
               140    Carmax, Inc. (a)                                                                                 2,570
                32    Chipotle Mexican Grill, Inc. - Class A (a)                                                       3,178
               157    Coach, Inc. (a)                                                                                  4,760
               140    Costco Wholesale Corp.                                                                           8,669
               451    CVS Caremark Corp.                                                                              18,211
               115    Darden Restaurants, Inc.                                                                         3,545
                95    Dick's Sporting Goods, Inc. (a)                                                                  2,620
                75    GameStop Corp. - Class A (a)                                                                     3,177
               254    Gap, Inc. (The)                                                                                  5,123
               469    Home Depot, Inc.                                                                                12,452
               102    JC Penney Co., Inc.                                                                              4,713
               116    Kohl's Corp. (a)                                                                                 5,155
               441    Lowe's Cos., Inc.                                                                               10,571
               188    Ltd. Brands, Inc.                                                                                2,867
               189    Macy's, Inc.                                                                                     4,665
               309    McDonald's Corp.                                                                                16,720
               123    Nordstrom, Inc.                                                                                  4,555
               224    Office Depot, Inc. (a)                                                                           2,547
                53    Polo Ralph Lauren Corp.                                                                          3,296
               101    Ross Stores, Inc.                                                                                2,813
                56    Sears Holdings Corp. (a)                                                                         5,355
               218    Staples, Inc.                                                                                    4,851
               287    Starbucks Corp. (a)                                                                              5,157
               124    SUPERVALU, Inc.                                                                                  3,255
               260    Target Corp.                                                                                    13,679
                78    Tiffany & Co.                                                                                    2,936
               122    TJX Cos., Inc.                                                                                   3,904
                99    Urban Outfitters, Inc. (a)                                                                       2,849
               327    Walgreen Co.                                                                                    11,939
             1,166    Wal-Mart Stores, Inc.                                                                           57,822
               169    Yum! Brands, Inc.                                                                                5,822
                                                                                                         --------------------
                                                                                                                     263,804
                                                                                                         --------------------
                      SAVINGS & LOANS - 0.2%
               238    Hudson City Bancorp, Inc.                                                                        3,777
               193    New York Community Bancorp, Inc.                                                                 3,152
               193    People's United Financial, Inc.                                                                  3,254
               276    Sovereign Bancorp, Inc.                                                                          3,044
               239    TFS Financial Corp.                                                                              2,964
               342    Washington Mutual, Inc.                                                                          5,062
                                                                                                         --------------------
                                                                                                                      21,253
                                                                                                         --------------------
                      SEMICONDUCTORS - 1.1%
               449    Advanced Micro Devices, Inc. (a)                                                                 3,237
               226    Altera Corp.                                                                                     3,867
               157    Analog Devices, Inc.                                                                             4,226
               359    Applied Materials, Inc.                                                                          6,882
               277    Broadcom Corp. - Class A (a)                                                                     5,238
             1,733    Intel Corp.                                                                                     34,573
               105    Kla-Tencor Corp.                                                                                 4,411
               109    Lam Research Corp. (a)                                                                           4,386
               148    Linear Technology Corp.                                                                          4,101
               653    LSI Corp. (a)                                                                                    3,291
                89    MEMC Electronic Materials, Inc. (a)                                                              6,789
               135    Microchip Technology, Inc.                                                                       4,155
               505    Micron Technology, Inc. (a)                                                                      3,798
               262    National Semiconductor Corp.                                                                     4,315
               249    Nvidia Corp. (a)                                                                                 5,326
               399    Texas Instruments, Inc.                                                                         11,954
               191    Xilinx, Inc.                                                                                     4,271
                                                                                                         --------------------
                                                                                                                     114,820
                                                                                                         --------------------
                      SOFTWARE - 1.9%
               137    Activision, Inc. (a)                                                                             3,733
               215    Adobe Systems, Inc. (a)                                                                          7,235
               108    Autodesk, Inc. (a)                                                                               3,358
               200    BEA Systems, Inc. (a)                                                                            3,814
               112    BMC Software, Inc. (a)                                                                           3,615
               211    CA, Inc.                                                                                         4,828
                65    Cerner Corp. (a)                                                                                 2,824
               104    Citrix Systems, Inc. (a)                                                                         3,425
                36    Dun & Bradstreet Corp.                                                                           3,144
               124    Electronic Arts, Inc. (a)                                                                        5,864
                98    Fidelity National Information Services, Inc.                                                     4,066
                81    Fiserv, Inc. (a)                                                                                 4,262
               154    IMS Health, Inc.                                                                                 3,467
               151    Intuit, Inc. (a)                                                                                 4,011
             2,827    Microsoft Corp.                                                                                 76,951
                45    NAVTEQ Corp. (a)                                                                                 3,373
             1,547    Oracle Corp. (a)                                                                                29,084
               150    Red Hat, Inc. (a)                                                                                2,675
                63    Salesforce.com, Inc. (a)                                                                         3,762
               119    SEI Investments Co.                                                                              2,976
               149    Total System Services, Inc.                                                                      3,312
               142    VMware, Inc. - Class A (a)                                                                       8,331
                                                                                                         --------------------
                                                                                                                     188,110
                                                                                                         --------------------
                      TELECOMMUNICATIONS - 2.4%
               142    American Tower Corp. - Class A (a)                                                               5,458
             1,796    AT&T, Inc.                                                                                      62,555
                94    CenturyTel, Inc.                                                                                 3,402
             1,901    Cisco Systems, Inc. (a)                                                                         46,327
               287    Citizens Communications Co.                                                                      3,082
               552    Corning, Inc.                                                                                   12,823
               114    Crown Castle International Corp. (a)                                                             4,114
                86    Embarq Corp.                                                                                     3,607
                89    Harris Corp.                                                                                     4,346
               220    Juniper Networks, Inc. (a)                                                                       5,900
             1,183    Level 3 Communications, Inc. (a)                                                                 2,638
               199    MetroPCS Communications, Inc. (a)                                                                3,174
               853    Motorola, Inc.                                                                                   8,504
                97    NII Holdings, Inc. (a)                                                                           3,854
               473    QUALCOMM, Inc.                                                                                  20,041
               902    Qwest Communications International, Inc.                                                         4,871
             1,059    Sprint Nextel Corp.                                                                              7,529
                65    Telephone & Data Systems, Inc.                                                                   3,049
                50    US Cellular Corp. (a)                                                                            3,150
               774    Verizon Communications, Inc.                                                                    28,112
               255    Virgin Media, Inc.                                                                               3,825
               303    Windstream Corp.                                                                                 3,563
                                                                                                         --------------------
                                                                                                                     243,924
                                                                                                         --------------------
                      TEXTILES - 0.1%
               145    Cintas Corp.                                                                                     4,173
                44    Mohawk Industries, Inc. (a)                                                                      3,142
                                                                                                         --------------------
                                                                                                                       7,315
                                                                                                         --------------------
                      TOYS & GAMES - 0.1%
               110    Hasbro, Inc.                                                                                     2,835
               179    Mattel, Inc.                                                                                     3,458
                                                                                                         --------------------
                                                                                                                       6,293
                                                                                                         --------------------
                      TRANSPORATION - 0.8%
               107    Burlington Northern Santa Fe Corp.                                                               9,392
                79    CH Robinson Worldwide, Inc.                                                                      4,011
               147    CSX Corp.                                                                                        7,132
                99    Expeditors International Washington, Inc.                                                        3,893
                97    FedEx Corp.                                                                                      8,549
               105    JB Hunt Transport Services, Inc.                                                                 2,874
               137    Norfolk Southern Corp.                                                                           7,246
                56    Ryder System, Inc.                                                                               3,226
                79    Union Pacific Corp.                                                                              9,856
               275    United Parcel Service, Inc. - Class B                                                           19,316
                                                                                                         --------------------
                                                                                                                      75,495
                                                                                                         --------------------

                                                                                                         --------------------
                      TOTAL COMMON STOCK - 47.7%                                                                   4,758,587
                      (Cost $4,792,909)                                                                  --------------------


      PRINCIPAL AMOUNT
     ------------------------------------------------------------------------------------------------------------------------
                      CORPORATE BONDS - 8.8%
                      ADVERTISING - 0.0%
           $ 4,000    Omnicom Group, Inc., A-, Baa1
                      5.90%, 4/15/2016                                                                               $ 3,949
                                                                                                         --------------------

                      AEROSPACE & DEFENSE - 0.1%
             2,000    Lockheed Martin Corp., Series B,  A-, Baa1
                      6.15%, 9/1/2036                                                                                  2,049
             4,000    United Technologies Corp., A, A2
                      4.875%, 5/1/2015                                                                                 4,092
                                                                                                         --------------------
                                                                                                                       6,141
                                                                                                         --------------------
                      AGRICULTURE - 0.0%
             3,000    Altria Group, Inc., BBB, Baa1
                      7.00%, 11/4/2013                                                                                 3,484
                                                                                                         --------------------

                      AUTO MANUFACTURERS - 0.3%
            14,000    Daimler Finance North America LLC, BBB+, A3
                      4.05%, 6/4/2008                                                                                 14,016
            12,000    Daimler Finance North America LLC, BBB+, A3
                      7.20%, 9/1/2009                                                                                 12,594
             1,000    Daimler Finance North America LLC, BBB+, A3
                      8.50%, 1/18/2031                                                                                 1,217
                                                                                                         --------------------
                                                                                                                      27,827
                                                                                                         --------------------
                      BANKS - 1.0%
            15,000    Bank of America Corp., AA, Aa1
                      5.625%, 10/14/2016                                                                              15,413
             5,000    Bank of America Corp., AA, Aa1
                      5.75%, 12/1/2017                                                                                 5,110
            14,000    Bank One Corp., AA-, Aa2
                      6.00%, 8/1/2008                                                                                 14,130
             3,000    Capital One Financial Corp., BBB, Baa1
                      6.15%, 9/1/2016                                                                                  2,719
             3,000    National City Corp., A, A3
                      3.125%, 4/30/2009                                                                                2,953
             4,000    PNC Funding Corp., A, A2
                      7.50%, 11/1/2009                                                                                 4,272
            14,000    Wachovia Corp., AA-, Aa3
                      3.50%, 8/15/2008                                                                                13,995
            15,000    Wachovia Corp., A+, A1
                      5.25%, 8/1/2014                                                                                 15,030
            14,000    Wells Fargo & Co., AA+, Aa1
                      3.50%, 4/4/2008                                                                                 13,997
            10,000    Wells Fargo & Co., AA+, Aa1
                      4.875%, 1/12/2011                                                                               10,265
                                                                                                         --------------------
                                                                                                                      97,884
                                                                                                         --------------------
                      BEVERAGES - 0.1%
             4,000    Bottling Group LLC, A, A2
                      5.50%, 4/1/2016                                                                                  4,166
             4,000    Coca-Cola Enterprises, Inc., A, A3
                      8.50%, 2/1/2022                                                                                  5,085
             4,000    Miller Brewing Co., BBB+, Baa1
                      5.50%, 8/15/2013 (b)                                                                             4,269
                                                                                                         --------------------
                                                                                                                      13,520
                                                                                                         --------------------
                      COMMERCIAL SERVICES - 0.0%
             4,000    Western Union Co. (The), A-, A3
                      5.93%, 10/1/2016                                                                                 4,051
                                                                                                         --------------------

                      COMPUTERS - 0.2%
            21,000    International Business Machines Corp., A+, A1
                      4.75%, 11/29/2012                                                                               21,976
                                                                                                         --------------------

                      COSMETICS & PERSONAL CARE - 0.1%
             8,000    Procter & Gamble Co., AA-, Aa3
                      5.55%, 3/5/2037                                                                                  7,932
                                                                                                         --------------------

                      DIVERSIFIED FINANCIAL SERVICES - 2.6%
             6,000    American Express Co., A+, A1
                      5.50%, 9/12/2016                                                                                 5,905
             6,000    American General Finance Corp., A+, A1
                      3.875%, 10/1/2009                                                                                5,993
            10,000    Bear Stearns Cos., Inc. (The), AA-, Baa1
                      4.50%, 10/28/2010                                                                                9,862
             6,000    Bear Stearns Cos., Inc. (The), AA-, Baa1
                      5.70%, 11/15/2014                                                                                5,734
             6,000    Citigroup, Inc., AA-, Aa3
                      5.30%, 10/17/2012                                                                                6,176
             9,000    Citigroup, Inc., AA-, Aa3
                      6.125%, 11/21/2017                                                                               9,239
             3,000    Citigroup, Inc., A+, A1
                      6.625%, 6/15/2032                                                                                2,927
            10,000    Credit Suisse USA, Inc., AA-, Aa1
                      6.125%, 11/15/2011                                                                              10,727
            14,000    General Electric Capital Corp., AAA, Aaa
                      3.50%, 5/1/2008                                                                                 14,004
            15,000    General Electric Capital Corp., AAA, Aaa
                      5.25%, 10/19/2012                                                                               15,678
             9,000    General Electric Capital Corp., AAA, Aaa
                      5.375%, 10/20/2016                                                                               9,133
             4,000    General Electric Capital Corp., AAA, Aaa
                      5.875%, 2/15/2012                                                                                4,268
            10,000    General Electric Capital Corp., AAA, Aaa
                      6.75%, 3/15/2032                                                                                10,754
            15,000    Goldman Sachs Group, Inc. (The), AA-, Aa3
                      6.125%, 2/15/2033                                                                               14,029
            10,000    HSBC Finance Corp., AA-, Aa3
                      6.375%, 10/15/2011                                                                              10,505
            14,000    HSBC Finance Corp., AA-, Aa3
                      6.40%, 6/17/2008                                                                                14,099
             3,000    Jefferies Group, Inc., BBB+, Baa1
                      6.25%, 1/15/2036                                                                                 2,474
            12,000    John Deere Capital Corp., A, A2
                      7.00%, 3/15/2012                                                                                13,473
            15,000    JPMorgan Chase & Co., A+, Aa3
                      5.15%, 10/1/2015                                                                                14,962
             1,000    JPMorgan Chase & Co., AA-, Aa2
                      6.00%, 1/15/2018                                                                                 1,038
             2,000    JPMorgan Chase & Co., A+, Aa3
                      7.00%, 11/15/2009                                                                                2,122
            10,000    Lehman Brothers Holdings, Inc., A+, A1
                      4.50%, 7/26/2010                                                                                10,007
             8,000    Lehman Brothers Holdings, Inc., A+, A1
                      6.00%, 7/19/2012                                                                                 8,224
             9,000    Merrill Lynch & Co, Inc., A+, A1
                      6.40%, 8/28/2017                                                                                 9,208
            10,000    Morgan Stanley, A+ , A1
                      4.75%, 4/1/2014                                                                                  9,639
             4,000    Morgan Stanley, AA- , Aa3
                      5.30%, 3/1/2013                                                                                  4,125
            21,000    National Rural Utilities Cooperative Finance Corp., A, A2
                      7.25%, 3/1/2012                                                                                 23,174
             6,000    Unilever Capital Corp., A+, A1
                      7.125%, 11/1/2010                                                                                6,611
                                                                                                         --------------------
                                                                                                                     254,090
                                                                                                         --------------------
                      ELECTRIC - 0.6%
             8,000    Arizona Public Service Co, BBB-, Baa2
                      6.375%, 10/15/2011                                                                               8,510
             4,000    Commonwealth Edison Co., Series 104, BBB, Baa2
                      5.95%, 8/15/2016                                                                                 4,139
             4,000    Consolidated Edison Co. of New York, Inc., A, A1
                      5.50%, 9/15/2016                                                                                 4,129
             4,000    Constellation Energy Group, Inc., BBB+, Baa1
                      4.55%, 6/15/2015                                                                                 3,655
             3,000    Duke Energy Ohio, Inc., A-, Baa1
                      5.70%, 9/15/2012                                                                                 3,185
             2,000    Energy East Corp., BBB, Baa2
                      6.75%, 7/15/2036                                                                                 2,035
             3,000    FirstEnergy Corp., BBB-, Baa3
                      7.375%, 11/15/2031                                                                               3,272
             3,000    Indiana Michigan Power Co., BBB, Baa2
                      6.05%, 3/15/2037                                                                                 2,821
             6,000    Midamerican Energy Holdings Co., BBB+, Baa1
                      6.125%, 4/1/2036                                                                                 5,955
             3,000    Pacific Gas & Electric Co., BBB+, A3
                      6.05%, 3/1/2034                                                                                  2,984
             4,000    Pepco Holdings, Inc., BBB-, Baa3
                      6.45%, 8/15/2012                                                                                 4,304
             2,000    Progress Energy, Inc., BBB, Baa2
                      6.85%, 4/15/2012                                                                                 2,191
             8,000    Progress Energy, Inc., BBB, Baa2
                      7.10%, 3/1/2011                                                                                  8,675
             4,000    Southern Power Co., Series D, BBB+, Baa1
                      4.875%, 7/15/2015                                                                                3,878
             3,000    Virginia Electric and Power Co., A-, Baa1
                      6.00%, 5/15/2037                                                                                 2,963
                                                                                                         --------------------
                                                                                                                      62,696
                                                                                                         --------------------
                      FOOD - 0.3%
            12,000    Kellogg Co., BBB+, A3
                      6.60%, 4/1/2011                                                                                 12,943
             6,000    Kraft Foods, Inc., BBB+, Baa2
                      5.625%, 11/1/2011                                                                                6,251
             2,000    Kroger Co. (The), BBB-, Baa2
                      6.40%, 8/15/2017                                                                                 2,124
             3,000    Safeway, Inc., BBB-, Baa2
                      5.80%, 8/15/2012                                                                                 3,182
                                                                                                         --------------------
                                                                                                                      24,500
                                                                                                         --------------------
                      FOREST PRODUCTS & PAPER - 0.1%
             6,000    Weyerhaeuser Co., BBB, Baa2
                      6.75%, 3/15/2012                                                                                 6,234
                                                                                                         --------------------

                      HEALTHCARE SERVICES - 0.3%
             4,000    Aetna, Inc., A-, A3
                      6.00%, 6/15/2016                                                                                 4,104
             2,000    Humana, Inc., BBB, Baa3
                      6.45%, 6/1/2016                                                                                  2,064
            15,000    UnitedHealth Group, Inc., A-, Baa1
                      5.25%, 3/15/2011                                                                                15,427
             6,000    WellPoint, Inc., A-, Baa1
                      5.25%, 1/15/2016                                                                                 5,868
                                                                                                         --------------------
                                                                                                                      27,463
                                                                                                         --------------------
                      HOUSEHOLD PRODUCTS - 0.1%
             4,000    Kimberly-Clark Corp., A+, A2
                      6.125%, 8/1/2017                                                                                 4,356
                                                                                                         --------------------

                      INSURANCE - 0.4%
             3,000    Allstate Corp. (The), A+, A1
                      5.55%, 5/9/2035                                                                                  2,643
             4,000    American International Group, Inc., AA, Aa2
                      5.85%, 1/16/2018                                                                                 3,991
            10,000    Berkshire Hathaway Finance Corp., AAA, Aaa
                      4.125%, 1/15/2010                                                                               10,242
             1,000    Chubb Corp., A, A2
                      6.00%, 5/11/2037                                                                                   931
             3,000    Cigna Corp., BBB+, Baa2
                      7.875%, 5/15/2027                                                                                3,234
             3,000    GE Insurance Solutions Corp., A, A1
                      7.00%, 2/15/2026                                                                                 3,154
             3,000    Marsh & McLennan Cos., Inc., BBB-, Baa2
                      5.375%, 7/15/2014                                                                                3,048
             6,000    MetLife, Inc., A, A2
                      5.70%, 6/15/2035                                                                                 5,273
             3,000    Principal Financial Group, Inc., A, A2
                      6.05%, 10/15/2036                                                                                2,739
             3,000    Prudential Financial, Inc., A+, A3
                      6.00%, 12/1/2017                                                                                 3,074
             3,000    Travelers Cos, Inc. (The),  A-, A3
                      6.25%, 6/15/2037                                                                                 2,906
                                                                                                         --------------------
                                                                                                                      41,235
                                                                                                         --------------------
                      MACHINERY - 0.0%
             3,000    Caterpillar, Inc., A, A2
                      6.05%, 8/15/2036                                                                                 3,045
                                                                                                         --------------------

                      MEDIA - 0.7%
             3,000    CBS Corp., BBB, Baa3
                      7.875%, 7/30/2030                                                                                3,028
            19,000    Comcast Cable Communications Holdings, Inc., BBB+, Baa2
                      8.375%, 3/15/2013                                                                               21,333
             3,000    Comcast Cable Communications LLC, BBB+, Baa2
                      7.125%, 6/15/2013                                                                                3,236
             6,000    COX Communications, Inc., BBB-, Baa3
                      5.45%, 12/15/2014                                                                                5,986
             4,000    Historic TW, Inc., BBB+, Baa2
                      9.125%, 1/15/2013                                                                                4,548
             4,000    News America, Inc., BBB+, Baa2
                      6.40%, 12/15/2035                                                                                3,917
             4,000    Thomson Corp. (The), A-, Baa1, (Canada)
                      5.70%, 10/1/2014                                                                                 4,146
             4,000    Time Warner Cable, Inc., BBB+ , Baa2
                      5.85%, 5/1/2017                                                                                  3,952
             6,000    Time Warner, Inc., BBB+,  Baa2
                      6.75%, 4/15/2011                                                                                 6,284
             2,000    Time Warner, Inc., BBB+, Baa2
                      7.625%, 4/15/2031                                                                                2,132
             1,000    Viacom, Inc., BBB, Baa3
                      6.875%, 4/30/2036                                                                                  956
            12,000    Walt Disney Co. (The), A, A2
                      6.375%, 3/1/2012                                                                                13,138
                                                                                                         --------------------
                                                                                                                      72,656
                                                                                                         --------------------
                      OIL & GAS - 0.3%
             5,000    Anadarko Petroleum Corp., BBB-, Baa3
                      5.95%, 9/15/2016                                                                                 5,191
             4,000    ConocoPhillips Holding Co., A, A1
                      6.95%, 4/15/2029                                                                                 4,593
             6,000    Devon Financing Corp. ULC, BBB+, Baa1
                      6.875%, 9/30/2011                                                                                6,602
             3,000    Enterprise Products Operating LP, BBB-, Baa3
                      5.60%, 10/15/2014                                                                                3,053
             7,000    Hess Corp., BBB-, Baa3
                      6.65%, 8/15/2011                                                                                 7,634
             4,000    Transocean, Inc., BBB+, Baa2, (Cayman Islands)
                      6.00%, 3/15/2018                                                                                 4,178
             1,000    Valero Energy Corp., BBB, Baa3
                      6.625%, 6/15/2037                                                                                  985
             2,000    XTO Energy, Inc., BBB, Baa2
                      6.75%, 8/1/2037                                                                                  2,131
                                                                                                         --------------------
                                                                                                                      34,367
                                                                                                         --------------------
                      PHARMACEUTICALS - 0.5%
            15,000    Abbott Laboratories, AA, A1
                      5.60%, 5/15/2011                                                                                16,028
             4,000    Abbott Laboratories, AA, A1
                      5.875%, 5/15/2016                                                                                4,299
             4,000    Bristol-Myers Squibb Co., A+, A2
                      5.875%, 11/15/2036                                                                               3,863
            15,000    Merck & Co, Inc., AA-, Aa3
                      4.75%, 3/1/2015                                                                                 15,385
             3,000    Schering-Plough Corp., A-, Baa1
                      6.00%, 9/15/2017                                                                                 3,139
             4,000    Wyeth, A+, A3
                      5.95%, 4/1/2037                                                                                  3,935
                                                                                                         --------------------
                                                                                                                      46,649
                                                                                                         --------------------
                      PIPELINES - 0.2%
             1,000    Energy Transfer Partners LP, BBB-, Baa3
                      6.625%, 10/15/2036                                                                                 950
             6,000    Kinder Morgan Energy Partners LP, BBB, Baa2
                      5.00%, 12/15/2013                                                                                5,971
             4,000    ONEOK Partners LP, BBB, Baa2
                      6.15%, 10/1/2016                                                                                 4,099
             3,000    Spectra Energy Capital LLC, BBB, Baa1
                      8.00%, 10/1/2019                                                                                 3,441
             3,000    Williams Cos., Inc., BB+, Baa3
                      8.75%, 3/15/2032                                                                                 3,533
                                                                                                         --------------------
                                                                                                                      17,994
                                                                                                         --------------------
                      REAL ESTATE INVESTMENT TRUSTS - 0.1%
             3,000    Prologis, BBB+, Baa1
                      5.625%, 11/15/2016                                                                               2,759
             3,000    Realty Income Corp., BBB, Baa1
                      6.75%, 8/15/2019                                                                                 2,969
             3,000    Simon Property Group LP, A-, A3
                      5.25%, 12/1/2016                                                                                 2,747
                                                                                                         --------------------
                                                                                                                       8,475
                                                                                                         --------------------
                      RETAIL - 0.2%
             4,000    CVS Caremark Corp., BBB+, Baa2
                      5.75%, 6/1/2017                                                                                  4,127
             6,000    Home Depot, Inc., BBB+, Baa1
                      5.20%, 3/1/2011                                                                                  6,071
             2,000    Home Depot, Inc., BBB+, Baa1
                      5.40%, 3/1/2016                                                                                  1,885
            10,000    Macys Retail Holdings, Inc., BBB-, Baa2
                      5.35%, 3/15/2012                                                                                 9,704
             1,000    McDonald's Corp., A, A3
                      6.30%, 10/15/2037                                                                                1,023
                                                                                                         --------------------
                                                                                                                      22,810
                                                                                                         --------------------
                      SOFTWARE - 0.1%
             4,000    Oracle Corp., A, A2
                      5.25%, 1/15/2016                                                                                 4,067
                                                                                                         --------------------

                      TELECOMMUNICATIONS - 0.5%
            15,000    AT&T, Inc., A, A2
                      5.10%, 9/15/2014                                                                                15,224
             3,000    AT&T, Inc., A, A2
                      5.625%, 6/15/2016                                                                                3,068
             3,000    Cisco Systems, Inc., A+, A1
                      5.25%, 2/22/2011                                                                                 3,152
            12,000    New Cingular Wireless Services, Inc., A, A3
                      7.875%, 3/1/2011                                                                                13,254
            11,000    Verizon Global Funding Corp., A, A3
                      7.375%, 9/1/2012                                                                                12,371
             2,000    Verizon Global Funding Corp., A, A3
                      7.75%, 12/1/2030                                                                                 2,279
                                                                                                         --------------------
                                                                                                                      49,348
                                                                                                         --------------------
                      TEXTILES - 0.0%
             2,000    Mohawk Industries, Inc., BBB-, Baa3
                      6.125%, 1/15/2016                                                                                1,971
                                                                                                         --------------------

                      TRANSPORATION - 0.0%
             1,000    Norfolk Southern Corp., BBB+, Baa1
                      7.05%, 5/1/2037                                                                                  1,091
                                                                                                         --------------------

                      TOTAL CORPORATE BONDS - 8.8%
                      (Cost $871,432)                                                                                869,811
                                                                                                         --------------------

                      U.S. GOVERNMENT AND AGENCY SECURITIES - 20.0%
                      MORTGAGE BACKED SECURITIES-- 9.8%
           160,000    Fannie Mae, NR
                      4.50%, 4/15/2038                                                                               152,700
           220,000    Fannie Mae, NR
                      5.00%, 3/15/2023                                                                               222,406
           325,000    Fannie Mae, NR
                      5.50%, 4/15/2023                                                                               332,109
           275,000    Fannie Mae, NR
                      5.50%, 4/15/2028                                                                               276,031
                                                                                                         --------------------
                                                                                                                     983,246
                                                                                                         --------------------
                      U.S. GOVERNMENT AGENCY SECURITIES - 3.1%
            12,000    Fannie Mae, AAA, Aaa
                      4.25%, 5/15/2009                                                                                12,278
            41,000    Fannie Mae, AAA, Aaa
                      5.375%, 7/15/2016                                                                               44,563
             6,000    Fannie Mae, AAA, Aaa
                      5.50%, 3/15/2011                                                                                 6,444
            36,000    Fannie Mae, AAA, Aaa
                      6.00%, 5/15/2011                                                                                39,401
             2,000    Fannie Mae, AAA, Aaa
                      6.625%, 11/15/2030                                                                               2,438
            12,000    Federal Farm Credit Bank, AAA, Aaa
                      4.875%, 2/18/2011                                                                               12,701
            10,000    Federal Home Loan Bank System, Series 421, AAA, Aaa
                      3.875%, 6/14/2013                                                                               10,210
            20,000    Federal Home Loan Bank System, Series 616, AAA, Aaa
                      4.625%, 2/18/2011                                                                               21,185
            10,000    Federal Home Loan Bank System, AAA, Aaa
                      4.75%, 12/16/2016                                                                               10,411
            15,000    Federal Home Loan Bank System, AAA, Aaa
                      4.875%, 11/18/2011                                                                              15,999
            20,000    Federal Home Loan Bank System, AAA, Aaa
                      5.00%, 9/18/2009                                                                                20,831
            10,000    Federal Home Loan Bank System, AAA, Aaa
                      5.50%, 7/15/2036                                                                                10,721
            24,000    Freddie Mac, AAA, Aaa
                      4.25%, 7/15/2009                                                                                24,635
            36,000    Freddie Mac, AAA, Aaa
                      4.50%, 1/15/2014                                                                                37,770
            11,000    Freddie Mac, AAA, Aaa
                      6.25%, 7/15/2032                                                                                12,924
            24,000    Freddie Mac, NR, Aaa
                      6.625%, 9/15/2009                                                                               25,570
                                                                                                         --------------------
                                                                                                                     308,081
                                                                                                         --------------------
                      U.S. TREASURY SECURITIES - 7.1%
             3,000    United States Treasury Note/Bond
                      3.50%, 2/15/2010                                                                                 3,107
            15,000    United States Treasury Note/Bond
                      3.625%, 5/15/2013                                                                               15,770
             5,000    United States Treasury Note/Bond
                      3.875%, 2/15/2013                                                                                5,319
            24,000    United States Treasury Note/Bond
                      4.00%, 8/31/2009                                                                                24,859
            69,000    United States Treasury Note/Bond
                      4.00%, 4/15/2010                                                                                72,358
             9,000    United States Treasury Note/Bond
                      4.00%, 11/15/2012                                                                                9,619
            27,000    United States Treasury Note/Bond
                      4.00%, 2/15/2014                                                                                28,839
            16,000    United States Treasury Note/Bond
                      4.25%, 11/15/2013                                                                               17,321
            15,000    United States Treasury Note/Bond
                      4.25%, 8/15/2014                                                                                16,195
             3,000    United States Treasury Note/Bond
                      4.25%, 11/15/2017                                                                                3,171
            30,000    United States Treasury Note/Bond
                      4.50%, 2/15/2036                                                                                30,382
             9,000    United States Treasury Note/Bond
                      4.50%, 11/30/2011                                                                                9,763
            24,000    United States Treasury Note/Bond
                      4.625%, 11/15/2016                                                                              26,164
            18,000    United States Treasury Note/Bond
                      4.75%, 2/28/2009                                                                                18,539
            24,000    United States Treasury Note/Bond
                      4.75%, 8/15/2017                                                                                26,310
            12,000    United States Treasury Note/Bond
                      4.875%, 2/15/2012                                                                               13,234
            83,000    United States Treasury Note/Bond
                      4.875%, 5/31/2009                                                                               86,378
            12,000    United States Treasury Note/Bond
                      5.00%, 8/15/2011                                                                                13,189
            14,000    United States Treasury Note/Bond
                      5.125%, 5/15/2016                                                                               15,770
             8,000    United States Treasury Note/Bond
                      5.75%, 8/15/2010                                                                                 8,771
            65,000    United States Treasury Note/Bond
                      6.00%, 8/15/2009                                                                                69,139
             4,000    United States Treasury Note/Bond
                      6.125%, 8/15/2029                                                                                4,957
            30,000    United States Treasury Note/Bond
                      6.25%, 8/15/2023                                                                                36,879
            14,000    United States Treasury Note/Bond
                      6.375%, 8/15/2027                                                                               17,670
            28,000    United States Treasury Note/Bond
                      6.625%, 2/15/2027                                                                               36,199
             1,000    United States Treasury Note/Bond
                      7.875%, 2/15/2021                                                                                1,385
            27,000    United States Treasury Note/Bond
                      8.00%, 11/15/2021                                                                               38,007
             9,000    United States Treasury Note/Bond
                      8.75%, 8/15/2020                                                                                13,212
            15,000    United States Treasury Note/Bond
                      8.875%, 2/15/2019                                                                               21,780
            15,000    United States Treasury Note/Bond
                      9.125%, 5/15/2018                                                                               21,913
                                                                                                         --------------------
                                                                                                                     706,199
                                                                                                         --------------------

                      TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 20.0%
                      (Cost $1,982,026)                                                                            1,997,526
                                                                                                         --------------------

                      SHORT-TERM INVESTMENTS - 20.4%
                      U.S. GOVERNMENT AND AGENCY - 16.6%
           135,000    Fannie Mae, AAA, Aaa
                      2.875%, 5/19/2008                                                                              135,012
           135,000    Fannie Mae, AAA, Aaa
                      3.25%, 8/15/2008                                                                               135,351
           135,000    Fannie Mae, AAA, Aaa
                      3.375%, 12/15/2008                                                                             136,013
           135,000    Fannie Mae, AAA, Aaa
                      5.125%, 9/2/2008                                                                               136,702
           135,000    Fannie Mae, AAA, Aaa
                      5.25%, 6/15/2008                                                                               135,929
           169,000    Federal Home Loan Bank Discount Notes, A-1+, NR
                      3/19/2008 (c)                                                                                  168,820
           169,000    Federal Home Loan Bank Discount Notes, A-1+, NR
                      4/23/2008 (c)                                                                                  168,401
           169,000    Federal Home Loan Bank Discount Notes, A-1+, NR
                      5/16/2008 (c)                                                                                  168,138
           135,000    Freddie Mac, AAA, Aaa
                      5.125%, 10/15/2008                                                                             137,244
           169,000    Freddie Mac Discount Notes, A-1+, NR
                      4/4/2008 (c)                                                                                   168,624
           169,000    Freddie Mac Discount Notes, A-1+, NR
                      4/14/2008 (c)                                                                                  168,507
                                                                                                         --------------------
                                                                                                                   1,658,741
                                                                                                         --------------------
                      U.S. TREASURY SECURITIES - 3.8%
            43,000    United States Treasury Bill
                      3/20/2008 (c)                                                                                   42,957
            43,000    United States Treasury Bill
                      4/17/2008 (c)                                                                                   42,890
            43,000    United States Treasury Bill
                      5/15/2008 (c)                                                                                   42,842
            43,000    United States Treasury Bill
                      6/12/2008 (c)                                                                                   42,782
            43,000    United States Treasury Bill
                      7/17/2008 (c)                                                                                   42,711
            27,000    United States Treasury Note/Bond
                      3.125%, 9/15/2008                                                                               27,190
            27,000    United States Treasury Note/Bond
                      3.25%, 8/15/2008                                                                                27,175
            27,000    United States Treasury Note/Bond
                      4.875%, 8/31/2008                                                                               27,399
            27,000    United States Treasury Note/Bond
                      5.00%, 7/31/2008                                                                                27,348
            27,000    United States Treasury Note/Bond
                      5.125%, 6/30/2008                                                                               27,287
            27,000    United States Treasury Note/Bond
                      5.625%, 5/15/2008                                                                               27,200
                                                                                                         --------------------
                                                                                                                     377,781
                                                                                                         --------------------

                      TOTAL SHORT-TERM INVESTMENTS - 20.4%
                      (Cost $2,036,012)                                                                            2,036,522
                                                                                                         --------------------

                      TOTAL INVESTMENTS - 96.9%
                      (Cost $9,682,379)                                                                            9,662,446
                      Other Assets in excess of Liabilities - 3.1%                                                   312,652
                                                                                                         --------------------
                      NET ASSETS - 100.0%                                                                          9,975,098
                                                                                                         ====================


(a)  Non-income producing security

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to 0.0% of net assets.

(c)  Zero-coupon bond

     LLC -          Limited Liability Company
     LP -           Limited Partnership

     Ratings shown are per Standard & Poor's and Moody's and are unaudited. Securities classified as NR are not rated by Standard & Poor's or Moody's.


     Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

------------------------------------------------------------------------------
                         Country Allocation*
------------------------------------------------------------------------------
United States                                                           98.8%
Netherlands Antilles                                                     0.3%
Bermuda                                                                  0.3%
Cayman Islands                                                           0.3%
Canada                                                                   0.2%
Panama                                                                   0.1%
------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted prospectus.

IRO / Claymore/Zacks Dividend Rotation ETF
Portfolio of Investments
February 29, 2008 (unaudited)

            Number of Shares         Description                                                                    Value
--------------------------------------------------------------------------------------------------------------------------
                                     Common Stocks  - 90.8%
                                     Consumer Discretionary - 16.5%
                       1,441         Ambassadors Group, Inc.                                                 $     25,852
                         972         American Axle & Manufacturing Holdings, Inc.                                  19,129
                       1,839         Big 5 Sporting Goods Corp.                                                    17,011
                         833         Carnival Corp. (Panama)                                                       32,779
                       1,644         Cooper Tire & Rubber Co.                                                      29,707
                         341         Fortune Brands, Inc.                                                          22,158
                         869         Gannett Co., Inc.                                                             26,200
                       1,318         Home Depot, Inc.                                                              34,993
                       4,937         Idearc, Inc.                                                                  23,796
                       1,103         Jackson Hewitt Tax Service, Inc.                                              23,086
                       2,290         Jones Apparel Group, Inc.                                                     32,312
                       4,009         Journal Communications, Inc. - Class A                                        27,622
                       1,752         Limited Brands, Inc.                                                          26,718
                         239         Magna International, Inc. - Class A (Canada)                                  17,497
                       4,834         McClatchy Co. - Class A                                                       46,406
                       1,217         Penske Auto Group, Inc.                                                       21,955
                         411         Sherwin-Williams Co. (The)                                                    21,282
                         975         Sonic Automotive, Inc.                                                        17,336
                         380         Stanley Works (The)                                                           18,445
                         525         Tupperware Brands Corp.                                                       19,152
                         280         Whirlpool Corp.                                                               23,624
                                                                                                  ------------------------
                                                                                                                  527,060
                                                                                                  ------------------------
                                     Energy - 3.0%
                         287         Chevron Corp.                                                                 24,871
                       4,428         StealthGas, Inc. (Marshall Islands)                                           69,874
                                                                                                  ------------------------
                                                                                                                   94,745
                                                                                                  ------------------------
                                     Financials - 41.2%
                         244         ACE Ltd. (Cayman Islands)                                                     13,723
                         602         The Allstate Corp.                                                            28,733
                       1,321         AMBAC Financial Group, Inc.                                                   14,716
                       1,778         Associated Banc-Corp.                                                         44,308
                         366         Axis Capital Holdings Ltd. (Bermuda)                                          13,494
                         724         Bank of Hawaii Corp.                                                          34,766
                         616         Bank of Nova Scotia (Canada)                                                  29,870
                         542         Canadian Imperial Bank of Commerce (Canada)                                   36,748
                       2,922         Capital Trust Inc. - Class A - REIT                                           80,647
                         334         Chubb Corp.                                                                   17,001
                       1,821         CIT Group, Inc.                                                               40,463
                         550         City National Corp.                                                           28,188
                       1,042         Comerica, Inc.                                                                37,762
                       1,061         Community Trust Bancorp, Inc.                                                 28,700
                       5,390         Corus Bankshares, Inc.                                                        55,679
                         668         Cullen/Frost Bankers, Inc.                                                    34,148
                       1,203         Developers Diversified Realty Corp. - REIT                                    46,388
                         481         Endurance Specialty Holdings Ltd. (Bermuda)                                   18,903
                         816         First Community Bancorp, Inc.                                                 23,256
                         610         Harleysville Group, Inc.                                                      20,484
                         980         Horace Mann Educators Corp.                                                   17,032
                       2,194         Host Hotels & Resorts, Inc. - REIT                                            35,521
                       4,229         Inland Real Estate Corp. - REIT                                               58,952
                       2,602         Integra Bank Corp.                                                            36,974
                         442         M&T Bank Corp.                                                                36,279
                         694         Mercury General Corp.                                                         31,646
                         512         National Financial Partners Corp.                                             12,170
                         429         Nationwide Financial Services - Class A                                       17,696
                         616         Old Second Bancorp, Inc.                                                      15,868
                       1,530         Parkway Properties, Inc. - REIT                                               54,698
                       1,212         Renasant Corp.                                                                25,525
                       1,003         S&T Bancorp, Inc.                                                             28,435
                         967         Southwest Bancorp, Inc.                                                       15,656
                         619         State Auto Financial Corp.                                                    16,800
                         941         Sterling Financial Corp.                                                      14,011
                       1,079         SWS Group, Inc.                                                               12,290
                         385         The Travelers Cos, Inc.                                                       17,868
                       1,123         US Bancorp.                                                                   35,958
                       1,235         Webster Financial Corp.                                                       34,543
                       1,444         Wells Fargo & Co.                                                             42,208
                       1,254         WesBanco, Inc.                                                                29,206
                         603         Willis Group Holdings Ltd. (Bermuda)                                          19,809
                         575         XL Capital Ltd. - Class A (Cayman Islands)                                    20,735
                         840         Zions Bancorporation                                                          40,110
                                                                                                  ------------------------
                                                                                                                1,317,967
                                                                                                  ------------------------
                                     Health Care - 6.4%
                       8,760         Biovail Corp. (Canada)                                                       124,129
                       2,418         Pfizer, Inc.                                                                  53,873
                         636         Wyeth                                                                         27,742
                                                                                                  ------------------------
                                                                                                                  205,744
                                                                                                  ------------------------
                                     Industrials - 9.3%
                         752         Applied Industrial Technologies, Inc.                                         20,785
                         630         Avery Dennison Corp.                                                          32,332
                         586         Baldor Electric Co.                                                           16,801
                         981         Deluxe Corp.                                                                  20,434
                         422         Dover Corp.                                                                   17,517
                         458         Excel Maritime Carriers Ltd. (Liberia)                                        14,596
                         451         Hubbell, Inc. - Class B                                                       20,462
                       2,064         Knoll, Inc.                                                                   29,061
                         425         Norfolk Southern Corp.                                                        22,478
                         990         Pitney Bowes, Inc.                                                            35,422
                         794         RR Donnelley & Sons Co.                                                       25,273
                         399         Ryder System, Inc.                                                            22,986
                         664         Timken Co.                                                                    20,006
                                                                                                  ------------------------
                                                                                                                  298,153
                                                                                                  ------------------------
                                     Materials - 7.1%
                         554         Alcoa, Inc.                                                                   20,576
                         532         Ashland, Inc.                                                                 23,498
                         867         Dow Chemical Co. (The)                                                        32,677
                         910         EI Du Pont de Nemours & Co.                                                   42,242
                         708         Methanex Corp. (Canada)                                                       20,397
                         276         Nucor Corp.                                                                   17,821
                       2,254         Olin Corp.                                                                    43,322
                       1,021         Sonoco Products Co.                                                           28,762
                                                                                                  ------------------------
                                                                                                                  229,295
                                                                                                  ------------------------
                                     Telecommunication Services - 3.7%
                       1,389         Cellcom Israel Ltd. (Israel)                                                  44,559
                         930         Embarq Corp.                                                                  39,004
                         770         TELUS Corp. (Canada)                                                          34,419
                                                                                                  ------------------------
                                                                                                                  117,982
                                                                                                  ------------------------
                                     Utilities - 3.6%
                       1,090         Allete, Inc.                                                                  39,284
                       1,782         Atmos Energy Corp.                                                            46,332
                       1,214         Pepco Holdings, Inc.                                                          30,678
                                                                                                  ------------------------
                                                                                                                  116,294
                                                                                                  ------------------------

                                     Total Common Stock - 90.8%
                                     (Cost $3,134,100)                                                          2,907,240
                                                                                                  ------------------------

                                     Master Limited Partnerships - 3.6%
                                     Energy - 2.3%
                       1,939         Alliance Resource Partners LP                                                 73,527
                                                                                                  ------------------------

                                     Financials - 1.3%
                       1,296         W.P. Carey & Co. LLC                                                          42,133
                                                                                                  ------------------------

                                     Total Master Limited Partnerships
                                     (Cost $114,071)                                                              115,660
                                                                                                  ------------------------

                                     Income Trusts - 5.2%
                                     Energy - 5.2%
                       7,457         Precision Drilling Trust (Canada)                                            167,410
                                     (Cost $117,528)                                              ------------------------


                                     Total Investments - 99.6%
                                     (Cost $3,365,699)                                                          3,190,310
                                     Other Assets in excess of Liabilities - 0.4%                                  12,609
                                                                                                  ------------------------
                                     Net Assets - 100.0%                                                      $ 3,202,919
                                                                                                  ========================


LLC -          Limited Liability Corporation
LP -           Limited Partnership
Ltd. -         Limited
REIT -         Real Estate Investment Trust


Securities are classified by sectors that represent board groupings of related industries.

-------------------------------------------------------------------------------
                              Country Allocation*
-------------------------------------------------------------------------------
United States                                                            78.7%
Canada                                                                   13.5%
Marshall Islands                                                          2.2%
Bermuda                                                                   1.6%
Israel                                                                    1.4%
Cayman Islands                                                            1.1%
Panama                                                                    1.0%
Liberia                                                                   0.5%
-------------------------------------------------------------------------------

*As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ending November 30, 2007.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------

By:  /s/ Nicholas Dalmaso
     ---------------------------------------------------------------------------
         Nicholas Dalmaso
         Chief Legal and Executive Officer

Date: April 29, 2008
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Nicholas Dalmaso
     ---------------------------------------------------------------------------
         Nicholas Dalmaso
         Chief Legal and Executive Officer

Date: April 29, 2008
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: April 29, 2008
      --------------------------------------------------------------------------